UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

CHOOSE THE INBOX. NOT THE MAILBOX.

Less waste. More convenience. Your choice.

Three easy ways to go paperless:

1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com

I consent to receive by electronic delivery:

ALL DOCUMENTS Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only)

(Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements (Variable Products only)

This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence.

Please write legibly. Fold Here

Signature:

Date:

Signature:

Date:

E-mail address:

I (We) will notify Jackson of any change to this e-mail address.

Name:

Address:

City: State: ZIP:

Policy Number Owner’s State of Residence

Phone Number

The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form.

VADV7338 02/18

Tape Here

ANNUAL REPORT

December 31, 2017

JNL® Series Trust

Sub-Advised Funds

JNL Variable Fund LLC

This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisory, Perspective Advisors IISM, Perspective Advisory IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Private Wealth ShieldSM, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company

1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY

IF MAILED IN THE

UNITED STATES

BUSINESS REPLY MAIL

FIRST-CLASS MAIL PERMIT NO. 600 LANSING MI POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON PO BOX 24068

LANSING MI 48909-4068

Fold Here

JNL Variable Fund LLC ("JNL Variable Fund")

December 31, 2017

President’s Letter

Dear Investor,

Enclosed is the annual report for the JNL Variable Fund LLC ("JNL Variable Fund") for the year ended December 31, 2017, together with Management’s Discussion of Fund Performance for each of the Funds.

Looking back on the year, it’s hard to imagine a better period for stocks than what investors saw in 2017. The S&P 500 Index (“S&P 500”) gained more than 20%, with international stocks up even more led by soaring emerging markets. More importantly, those results came with historically low volatility. Domestic stocks went the entire year without a 5% or more correction—something that happens roughly three times a year on average—with the last such correction in June 2016 leading up to the UK Brexit vote. Through March 2017, the S&P 500 went 109 days without even a 1% decline, the longest such streak since 1995. Although it’s been difficult to attribute this steady march higher to investor euphoria (that’s reserved for the Bitcoin mania that took hold at the end of the year), the extent of the market rise gives investors a reason to pause and think about how long this can go on and how it might impact one’s portfolio.

To be sure, there has been strong economic support for the rise in stocks. The recovery from the 2008 Global Financial Crisis has been long and slow compared with past recoveries, but 2017 offered investors signs of the healthy, sustained economic upswing they’ve been waiting for. Gross Domestic Product (“GDP”) growth topped 3% for the first time in years and corporate earnings per share jumped roughly 10% after three years of flat earnings. Driving much of that has been a sea change in the perceived punitive regulatory environment coming out of Washington that has mollified business concerns about the future, while tax reform legislation passed near the end of the year has the potential to unleash the so-called animal spirits of the economy to sustain the recovery for years to come.

That’s not to say that there’s nothing to worry about. Valuations across most asset classes are above their historical averages. Despite previously tepid economic growth, stocks and other risk assets were propelled for years by extraordinarily easy monetary policy from the U.S. Federal Reserve (“Fed”) that included a near zero interest rate environment and actively buying Treasury bonds and mortgage-backed securities to actively drive market demand in what was known as Quantitative Easing (“QE”). While that may have helped to sustain the economy enough to get where we are today, the Fed has begun the process of reversing these policies by normalizing rates from extreme lows and unwinding QE. This has never been done before. Tax cuts have never been initiated at this stage of an economic recovery. Inflation has remained dormant for decades, but it is not necessarily destined to remain so. Taken together, there are some unknowns on the horizon.

Not every area of the market participated fully in the gains from 2017. Small-cap stocks underperformed large-caps. Value-oriented stocks lagged growth throughout the year. Alternative strategies didn’t come close to matching equity returns. Valuations for foreign developed markets and emerging markets are considered more attractive than in the U.S. Tax reform and the Fed’s rising short-term interest rates and unwinding of its balance sheet are viewed as bond unfriendly, yet Treasury Inflation-Protected Securities (“TIPS”) and emerging markets debt rallied through the end of the year.

At Jackson, we seek to offer investors the building blocks for creating well diversified portfolios, and the freedom to do so however they see fit. We offer a wide array of Funds across asset classes and investment styles that allows investors to build portfolios that suit their individual risk tolerance and goals. We seek best-of-breed Sub-Advisers that we think represent not only the finest organizations in the industry, but offer unique investment approaches able to persistently meet our expectations. We offer both passive and actively-managed options as we recognize the strengths and weaknesses of each approach can complement the other. These many traits all support and benefit from diversification to allow for the creation of a portfolio suited to any kind of investor.

Making predictions is usually a fool’s game, but based on history the likeliest call to make is that 2018 is going to be more volatile than 2017. The lesson learned from past periods of turbulence is that it pays to be prepared, not only in terms of portfolio diversification but also mentally. If one anticipates the possibility of greater volatility or a significant correction, investors are more likely to stay the course and act prudently.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Variable Fund LLC ("JNL Variable Fund")

JNL Variable Fund LLC Market Summary (Unaudited)

Major Indices Returns for the Year Ended December 31, 2017

Domestic Equity		Developed International Equity
S&P 500 Index	21.83%	MSCI All Country World ex-USA Index (Net)	27.19%
Russell 1000 Index	21.69	MSCI EAFE Index (Net)	25.03
Russell 2000 Index	14.65
Russell 3000 Index	21.13	Emerging Markets
		MSCI Emerging Markets Index (Net)	37.28%
Fixed Income
Bloomberg Barclays Global Aggregate Bond Index	7.40%	Alternative Assets
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	Bloomberg Commodity Index	1.70%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	7.50	FTSE EPRA/NAREIT Developed Index	11.42

		Alternative Strategy
		Wilshire Liquid Alternative Index	5.08%

Domestic Equity: U.S. stocks seemed only to go up in 2017, as all major broad market indices posted double digit gains for the year amid a low volatility market environment. The large cap oriented S&P 500 Index rose in each calendar month of the year for the first time in its history in delivering gains of more than 20%. Small- and mid-cap stocks were relatively staid in comparison, while domestic equities in general trailed foreign stocks, especially emerging markets, for the full year. Growth stocks outperformed value oriented names, dominating returns for the first eight months before a rally towards the end of the year led by financials and retailers gave value a modest boost. Markets largely tuned out geopolitical risks abroad and political uncertainty at home to focus on improved corporate earnings and signs of a synchronized global economic recovery. The expectation and ultimate passage, of tax reform legislation during the fourth quarter gave stocks another jolt leading to heightened outlooks for 2018. Still, some caution may be warranted as the U.S. Federal Reserve (“Fed”) unwinds its balance sheet and plans to further increase interest rates and as of December 31, 2017 the U.S. stock market approached a record length of time without a 10% correction amid record low volatility potentially a sign of growing complacency among investors.

Fixed Income: U.S. bonds delivered solid returns overall despite continued Fed interest rate increases and the beginning of the unwinding of its balance sheet after years of quantitative easing bond purchases. In many respects, however, it was a tale of two markets as government and short term bonds those most sensitive to increases in the Fed’s Funds rate lagged more credit- and yield-oriented issues as investors continued in their quest for higher yielding securities. Adding to this disparity was a weaker U.S. Dollar which, in combination with signs of life from the global economy, helped to fuel a rally in foreign bonds. Indeed, global bonds delivered roughly double the return of U.S. bonds during the year, with higher yielding emerging markets debt among the leading sectors. The expectation of further Fed interest rate hikes in 2018 and the passage of tax reform legislation, which may spark higher economic growth and higher interest rates, has some analysts pondering the end of more than 30 years of generally declining interest rates, the so called bond secular bull market. Thus, investors have reason to be cautious of a potential low total return environment for bonds as well.

Developed International Equity: International stocks soared out of the gate in 2017 on the back of stronger economic data in Europe and a weaker U.S. Dollar in outperforming U.S. equities for the full year. Initial concerns about populist political movements in Europe quickly faded as there was no repeat of Brexit in France, Germany, or anywhere else, while continued easy monetary policy from the European Central Bank and improved economic news solidified sentiment for a unified Europe. Signs of economic improvement were also evident in Japan, where central bankers stepped back from a failed experiment with negative interest rates that appeared to undercut the ability of banks and the financial system to operate normally.

Emerging Markets: Emerging market (“EM”) bonds and equities were the standout asset class in 2017. EM equities gained more than 37% overall on the year, while EM debt was up more than 7.5%. A weaker U.S. Dollar served as a form of stimulus in the shape of easier debt payments in regions where much of the debt is dollar denominated. Healthier end markets in Europe and the U.S. helped economic activity as well. Even as the rally appeared to be petering out towards the end of the year, a surge in the price of oil and energy markets boosted several oil rich emerging economies such as Brazil and Russia.

Alternative Assets: Alternative assets posted gains in 2017, but generally struggled relative to equities. The continued lack of increased inflation kept a lid on commodity prices for much of the year, with only a surge in oil prices in the fourth quarter hinting at a more favorable outlook. Infrastructure related assets performed better and energy assets received a boost from the rise in expectations and oil prices towards the end. Domestic real estate was the notable laggard in the face of a rising interest rate environment in the U.S., while globally real estate lagged equities by a wide margin.

Alternative Strategy: Alternative investment strategies beat fixed income but severely lagged equities as the Wilshire Liquid Alternative Index returned a relatively tepid 5.08% in 2017. Equity hedged strategies did the best out of the group, though still managed only single digit returns, as they benefitted from equity exposure in general. The relative value, global macro and event driven segments all underperformed the broader index as steady returns amid low volatility within equity markets throughout the year detracted from the appeal of alternatives.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Consumer Discretionary Sector Fund

Composition as of December 31, 2017:
Consumer Discretionary	97.6%
Rights	-
Securities Lending Collateral	2.2
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Consumer Discretionary Sector Fund underperformed its benchmark by posting a return 22.10% for Class A shares compared to 22.90% for the MSCI USA IMI Consumer Discretionary Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

Effective September 25, 2017, JNL/Mellon Capital Consumer Brands Sector Fund’s name was changed to JNL/Mellon Capital Consumer Discretionary Sector Fund.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

Largest contributors to and detractors from the Fund’s performance: Scientific Games Corp. (+266.4%) and RH (+180.8%) each contributed 0.1% to the Fund’s return while Fossil Group Inc. (-70%) and Fred's Inc. Class A (-72.3%) detracted -0.03% and -0.02%, respectively, from the Fund’s return.

JNL/Mellon Capital DowSM Index Fund

Composition as of December 31, 2017:
Industrials	22.9%
Information Technology	16.6
Consumer Discretionary	14.6
Financials	14.3
Health Care	12.4
Consumer Staples	6.5
Energy	5.7
Materials	2.0
Telecommunication Services	1.5
Other Short Term Investments	3.5
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Dow Index Fund underperformed its benchmark by posting a return of 27.64% for Class A shares compared to 28.11% for the Dow Jones Industrial Average. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing at least 80% of its assets in the thirty securities which compromise the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such security in the DJIA. The thirty securities are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Largest contributors to and detractors from the Fund’s performance: Boeing Co. (+89.4%) and Caterpillar Inc. (+69.9%) contributed 5.1% and 2.3%, respectively, to the Fund’s return while General Electric Co. (-44.8%) and International Business Machines Corp. (-7.6%) detracted -0.5% and -0.3%, respectively, from the Fund’s return. Industrials (+50.4%) and information technology (+27.1%) contributed 10.1% and 4.9%, respectively, to the Fund’s return while telecommunication services (+4.0%) detracted -0.01% from the Fund’s return.

JNL/Mellon Capital Energy Sector Fund

Composition as of December 31, 2017:
Energy	98.0%
Securities Lending Collateral	1.7
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Energy Sector Fund underperformed its benchmark by posting a return of -2.98% for Class A shares compared to -2.35% for the MSCI USA IMI Energy Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

Effective September 25, 2017, JNL/Mellon Capital Oil & Gas Sector Fund’s name was changed to JNL/Mellon Capital Energy Sector Fund.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

Largest contributors to and detractors from the Fund’s performance: HollyFrontier Corp. (+56.4%) and Delek US Holdings Inc. (+45.2%) contributed 0.3% and 0.1%, respectively, to the Fund’s return while Energy XXI Gulf Coast Inc. (-80.7%) and Cobalt International Energy Inc. (-81.5%) detracted -0.1% and -0.02%, respectively, from the Fund’s return.

JNL/Mellon Capital Financial Sector Fund

Composition as of December 31, 2017:
Financials	98.3%
Real Estate	0.8
Rights	-
Other Short Term Investments	0.5
Securities Lending Collateral	0.4
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Financial Sector Fund underperformed its benchmark by posting a return of 19.32% for Class A shares compared to 20.13% for the MSCI USA IMI Financials Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Financials Index (Gross) (“Index”) in the proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

Largest contributors to and detractors from the Fund’s performance: CBOE Global Markets Inc. (+68.6%) and LendingTree Inc. (+235.9%) contributed 0.2% and 0.1%, respectively, to the Fund’s return while AmTrust Financial Services Inc. (-63.2%) and Maiden Holdings Ltd. (-62.2%) detracted -0.04% and -0.02%, respectively, from the Fund’s return.

JNL/Mellon Capital Healthcare Sector Fund

Composition as of December 31, 2017:
Health Care	98.8%
Rights	-
Securities Lending Collateral	1.1

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

Other Short Term Investments	0.1
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Health Care Sector Fund underperformed its benchmark by posting a return of 22.63% for Class A shares compared to 23.46% for the MSCI USA IMI Health Care Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the securities in the MSCI USA IMI Health Care Index (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

Largest contributors to and detractors from the Fund’s performance: Nektar Therapeutics (+386.7%) and Immunomedics Inc. (+340.3%) contributed 0.2% and 0.04%, respectively, to the Fund’s return while Coherus BioSciences Inc. (-68.7%) and Versartis Inc. (-86.9%) detracted -0.02% and -0.01%, respectively, from the Fund’s return.

JNL/Mellon Capital Information Technology Sector Fund

Composition as of December 31, 2017:
Information Technology	98.7%
Industrials	0.3
Securities Lending Collateral	1.0
Other Short Term Investments	-
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Information Technology Sector Fund underperformed its benchmark by posting a return of 36.31% for Class A shares compared to 37.24% for the MSCI USA IMI Information Technology Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

Effective September 25, 2017, JNL/Mellon Capital Technology Fund’s name was changed to JNL/Mellon Capital Information Technology Sector Fund.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

Largest contributors to and detractors from the Fund’s performance: Arista Networks Inc. (+143.4%) and Universal Display Corp. (+206.7%) each contributed 0.1% to the Fund’s return while Cardtronics Plc Class A (-66.1%) and Pandora Media Inc. (-63.0%) each detracted -0.04% from the Fund’s return.

JNL/Mellon Capital JNL 5 Fund

Composition as of December 31, 2017:
Consumer Discretionary	18.1%
Industrials	15.7
Information Technology	14.2
Financials	13.3
Consumer Staples	9.8
Materials	9.2
Energy	7.9
Telecommunication Services	5.3
Health Care	4.4
Real Estate	0.2
Utilities	0.1
Securities Lending Collateral	1.6
Other Short Term Investments	0.2
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital JNL 5 Fund underperformed its benchmark by posting a return of 16.93% for Class A shares compared to 21.83% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the securities that are identified by a model based on 5 different specialized strategies. 20% in the DowSM 10 Strategy, a dividend yielding strategy, 20% in the S&P® 10 Strategy, a blended valuation-momentum strategy, 20% in the Global 15 Strategy, a dividend yielding strategy, 20% in the 25 Strategy, a dividend yielding strategy and 20% in the Select Small-Cap Strategy, a small capitalization strategy. The securities for each strategy are selected only once annually on each Security Selection Date. The Security Selection Date was in January. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Security Selection Date, when cash flow activity occurs and for dividend reinvestment.

Largest contributors to and detractors from the Fund’s performance: GrubHub Inc. (+95.0%) and Rogers Corp. (+108.2%) contributed 0.4% and 0.2%, respectively, to the Fund’s return while Cardtronics Plc Class A (-65.7%) and Papa John's International Inc. (-35.7%) detracted -0.2% and -0.1%, respectively, from the Fund’s return. Information technology (+30.2%) and consumer discretionary (+17.1%) contributed 4.2% and 3.2%, respectively, to the Fund’s return while utilities (+0.8%) detracted -0.04% from the Fund’s return.

JNL/Mellon Capital MSCI World Index Fund

Composition as of December 31, 2017:
Financials	17.9%
Information Technology	16.5
Consumer Discretionary	12.3
Health Care	11.4
Industrials	11.4
Consumer Staples	8.9
Energy	6.2
Materials	5.1
Real Estate	3.1
Utilities	3.0
Telecommunication Services	2.7
Other Short Term Investments	0.9
Securities Lending Collateral	0.6
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital MSCI World Index Fund underperformed its benchmark by posting a return of 21.24% for Class A shares compared to 22.40% for the MSCI World Index (Net). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

Effective September 25, 2017, JNL/Mellon Capital Global 30 Fund’s name and strategy was changed to JNL/Mellon Capital MSCI World Index Fund.

The investment objective of the Fund is to match the performance of the MSCI World Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index. The Fund invests under normal circumstances at least 80% of its assets in the stocks included in the MSCI World Index or derivative securities economically related to the MSCI World Index. The Fund seeks to match the performance and characteristics of the MSCI World Index.

Largest contributors to and detractors from the Fund’s performance: Boeing Co. (+85.4%) and Caterpillar Inc. (+69.9%) contributed 2.3% and 1.4%, respectively, to the Fund’s return while PG&E Corp. (-34.9%) and Altice NV Class A (-49.5%) detracted -0.03% and -0.01%, respectively, from the Fund’s return. Financials (+30.7%) and industrials (+47.8%) contributed 5.3% and 5.0%, respectively, to the Fund’s return while telecommunication

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

services (+1.1%) detracted -0.2% from the Fund’s return. The U.S. (+25.8%) and UK (+15.5%) contributed 10.3% and 4.3%, respectively, to the Fund’s return while Sweden (-3.4%) and Italy (-3.6%) detracted -0.04% and -0.03%, respectively, from the Fund’s return.

JNL/Mellon Capital Nasdaq 100 Index Fund

Composition as of December 31, 2017:
Information Technology	59.9%
Consumer Discretionary	20.4
Health Care	10.0
Consumer Staples	4.7
Industrials	2.1
Telecommunication Services	0.9
Other Short Term Investments	1.8
Securities Lending Collateral	0.2
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Nasdaq 100 Index Fund underperformed its benchmark by posting a return of 32.09% for Class A shares compared to 32.99% for the Nasdaq 100 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

Effective September 25, 2017, JNL/Mellon Capital Nasdaq 100 Fund’s name was changed to JNL/Mellon Capital Nasdaq 100 Index Fund.

The investment objective of the Fund is total return. The Fund seeks to achieve its objective by investing in the securities which compromise the Nasdaq 100 Index (“Index”). The Fund seeks to invest under normal circumstances at least 80% of its assets in the securities in the Nasdaq 100 Index in proportion to their market capitalization weighting in the Nasdaq 100 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Fund attempts to replicate the Nasdaq 100 Index by investing all or substantially all of its assets in the securities that make up the Nasdaq 100 Index. The Index includes 100 of the largest non-financial domestic and international securities listed on the Nasdaq Stock Market. The Index reflects companies across high-growth industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Largest contributors to and detractors from the Fund’s performance: Nvidia Corp. (+81.3%) and PayPal Holdings Inc. (+86.5%) contributed 0.8% and 0.7%, respectively, to the Fund’s return while O'Reilly Automotive Inc. (-13.6%) and Mattel Inc. (-42.0%) each detracted -0.1% from the Fund’s return. Information technology (+41.7%) and consumer discretionary (+30.8%) contributed 23.4% and 6.8%, respectively, to the Fund’s return. There were no sectors that detracted from the Fund’s return.

JNL/Mellon Capital S&P® SMid 60 Fund

Composition as of December 31, 2017:
Financials	33.8%
Industrials	16.5
Energy	13.2
Consumer Discretionary	9.3
Information Technology	6.0
Utilities	5.0
Materials	3.3
Consumer Staples	3.2
Telecommunication Services	3.2
Real Estate	0.9
Health Care	0.4
Securities Lending Collateral	4.7
Other Short Term Investments	0.5
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital S&P SMid 60 Fund underperformed its primary benchmark by posting a return of -2.21% for Class A shares compared to 16.24% for the S&P MidCap 400 Index. The Fund underperformed its other benchmark the S&P SmallCap 600 Index, which returned 13.23%.

The investment objective of the Fund is to provide capital appreciation. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Sub-Adviser attempts to select small and mid-capitalization companies that are likely to be in an earlier stage of their economic life cycle than mature large-capitalization companies. The Fund invests in 30 of the securities that compromise the S&P’s MidCap 400 Index and 30 of the securities that compromise the S&P’s SmallCap 600 Index. The 60 securities are selected on each Security Selection Date. The Security Selection Date was in January. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Security Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original security is not from the surviving company.

Largest contributors to and detractors from the Fund’s performance: Trinity Industries Inc. (+34.9%) and SkyWest Inc. (+45.7%) contributed 0.9% and 0.6%, respectively, to the Fund’s return while Nabors Industries Ltd. (-61.4%) and Iconix Brand Group Inc. (-86.3%) detracted -1.5% and -1.1%, respectively, from the Fund’s return. Industrials (+17.9%) and financials (+8.2%) contributed 3.0% and 2.9%, respectively, to the Fund’s return while energy (-32.7%) and consumer discretionary (-21.1%) detracted -7.1% and -1.9%, respectively, from the Fund’s return.

JNL/Mellon Capital Telecommunications Sector Fund

Composition as of December 31, 2017:
Telecommunication Services	94.6%
Securities Lending Collateral	5.1
Other Short Term Investments	0.3
Total Investments	100.0%

For the year ended December 31, 2017, JNL/Mellon Capital Telecommunications Sector Fund underperformed its benchmark by posting a return of 3.53% for Class A shares compared to 3.73% for the MSCI USA IMI Telecommunications Services 25/50 Index (Gross). Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

Effective September 25, 2017, JNL/Mellon Capital Communications Sector Fund’s name was changed to JNL/Mellon Capital Telecommunications Sector Fund.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund invests under normal circumstances at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunications Service 25/50 Index (Gross) (“Index”) in proportion to their market capitalization weighting in the Index. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Index. Indexing may offer a cost-effective investment approach to gaining sector exposure over the long term. Indexing may eliminate the chance that a Fund will outperform the Index, but also may reduce some of the risk of active management, such as poor security selection.

Largest contributors to and detractors from the Fund’s performance: Straight Path Communications Inc. Class B (+436.1%) and General Communication Inc. Class A (+100.6%) contributed 7.8% and 1.8%, respectively, to the Fund’s return while Frontier Communications Corp. Class B (-86.7%) and Windstream Holdings Inc. (-74.8%) detracted -2.6% and -2.3%, respectively, from the Fund’s return.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Consumer Discretionary Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	22.10%	1 Year	22.44%
5 Year	16.50	5 Year	16.75
10 Year	12.23	10 Year	12.45
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Dow Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	27.64%	1 Year	N/A
5 Year	16.05	5 Year	N/A
10 Year	7.98	10 Year	N/A
Since Inception	N/A	Since Inception	11.16%
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Energy Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-2.98%	1 Year	-2.73%
5 Year	1.25	5 Year	1.47
10 Year	0.19	10 Year	0.40
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Financial Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	19.32%	1 Year	19.60%
5 Year	17.16	5 Year	17.40
10 Year	4.89	10 Year	5.10
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Healthcare Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	22.63%	1 Year	22.91%
5 Year	17.27	5 Year	17.49
10 Year	10.89	10 Year	11.11
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Information Technology Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	36.31%	1 Year	36.62%
5 Year	19.67	5 Year	19.92
10 Year	10.95	10 Year	11.18
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital JNL 5 Fund

Average Annual Total Returns
Class A		Class I
1 Year	16.93%	1 Year	17.24%
5 Year	13.27	5 Year	13.51
10 Year	6.05	10 Year	6.27

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital MSCI World Index Fund

Average Annual Total Returns*
Class A		Class I†
1 Year	21.24%	1 Year	N/A
5 Year	8.36	5 Year	N/A
10 Year	2.69	10 Year	N/A
		Since Inception	5.93%
†Inception date September 25, 2017
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Nasdaq 100 Index Fund

Average Annual Total Returns*
Class A		Class I
1 Year	32.09%	1 Year	32.42%
5 Year	19.30	5 Year	19.57
10 Year	10.49	10 Year	10.72
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital S&P SMid 60 Fund

Average Annual Total Returns*
Class A		Class I
1 Year	-2.21%	1 Year	-1.88%
5 Year	12.07	5 Year	12.32
10 Year	9.72	10 Year	9.93
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Telecommunications Sector Fund

Average Annual Total Returns*
Class A		Class I
1 Year	3.53%	1 Year	3.77%
5 Year	10.91	5 Year	11.13
10 Year	6.15	10 Year	6.34
*The Fund's investment adviser waived/reimbursed certain expenses of the Fund. Performance results shown reflect the waiver, without which performance results would have been lower.

The graph shows the change in value of an assumed $10,000 investment in the Fund's Class A shares over 10 years, or since inception if the inception is less than 10 years, as well as the Fund's benchmark(s) performance for the same period.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Consumer Discretionary Sector Fund *
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
Amazon.com Inc. (a)	132	$154,569
Aptiv Plc	86	7,339
AutoZone Inc. (a)	9	6,444
Best Buy Co. Inc.	88	6,060
Carnival Plc	113	7,515
CBS Corp. - Class B	112	6,590
Charter Communications Inc. - Class A (a)	63	21,063
Comcast Corp. - Class A	1,522	60,966
D.R. Horton Inc.	115	5,878
Dollar General Corp.	88	8,206
Dollar Tree Inc. (a)	77	8,262
Expedia Inc.	41	4,864
Ford Motor Co.	1,203	15,020
General Motors Co.	425	17,423
Genuine Parts Co.	48	4,519
Hilton Grand Vacations Inc. (a)	25	1,030
Hilton Worldwide Holdings Inc.	63	5,006
Home Depot Inc.	381	72,306
Las Vegas Sands Corp.	129	8,939
Lennar Corp. - Class A	66	4,176
Liberty Global Plc - Class A (a) (b)	14	290
Liberty Global Plc - Class A (a)	66	2,373
Liberty Global Plc - Class C (a)	39	767
Liberty Global Plc - Class C (a)	184	6,239
Liberty Interactive Corp. QVC Group - Class A (a)	131	3,210
Liberty Ventures - Class A (a)	26	1,422
Limited Brands Inc.	79	4,771
LKQ Corp. (a)	100	4,082
Lowe's Cos. Inc.	271	25,218
Marriott International Inc. - Class A	103	13,919
McDonald's Corp.	262	45,112
MGM Resorts International	150	4,994
Mohawk Industries Inc. (a)	21	5,667
Netflix Inc. (a)	140	26,808
Newell Brands Inc.	159	4,919
Nike Inc. - Class B	425	26,584
Omnicom Group Inc.	75	5,431
O'Reilly Automotive Inc. (a)	28	6,842
Priceline Group Inc. (a)	16	27,576
Ross Stores Inc.	126	10,102
Royal Caribbean Cruises Ltd.	56	6,673
Starbucks Corp.	467	26,823
Tapestry Inc.	92	4,061
Target Corp.	168	10,963
Tesla Inc. (a) (b)	43	13,436
Tiffany & Co.	40	4,162
Time Warner Inc.	252	23,042
TJX Cos. Inc.	206	15,749
Twenty-First Century Fox Inc. - Class A	340	11,743
Twenty-First Century Fox Inc. - Class B	143	4,870
Ulta Beauty Inc. (a)	19	4,284
VF Corp.	108	7,993
Walt Disney Co.	499	53,698
Wynn Resorts Ltd.	27	4,495
Yum! Brands Inc.	106	8,652
Other Securities		273,964
Total Common Stocks (cost $879,825)		1,127,109
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	1,992	1,992

Shares/Par[1]	Value

Securities Lending Collateral 2.3%
Securities Lending Cash Collateral Fund LLC, 1.30% (c) (d)	26,224	26,224
Total Short Term Investments (cost $28,216)		28,216
Total Investments 102.3% (cost $908,041)		1,155,328
Other Assets and Liabilities, Net (2.3)%		(25,541)
Total Net Assets 100.0%		$1,129,787

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 99.0%
Consumer Discretionary 15.0%
Home Depot Inc.	234	$44,338
McDonald's Corp.	234	40,265
Nike Inc. - Class B	233	14,633
Walt Disney Co.	234	25,150
		124,386
Consumer Staples 6.7%
Coca-Cola Co.	234	10,733
Procter & Gamble Co.	234	21,494
Wal-Mart Stores Inc.	234	23,101
		55,328
Energy 5.9%
Chevron Corp.	234	29,286
Exxon Mobil Corp.	234	19,566
		48,852
Financials 14.7%
American Express Co.	234	23,232
Goldman Sachs Group Inc.	164	41,933
JPMorgan Chase & Co.	234	25,017
Travelers Cos. Inc.	234	31,731
		121,913
Health Care 12.7%
Johnson & Johnson	234	32,685
Merck & Co. Inc.	234	13,164
Pfizer Inc.	234	8,473
UnitedHealth Group Inc.	234	51,573
		105,895
Industrials 23.4%
3M Co.	234	55,061
Boeing Co.	234	68,990

	Shares/Par[1]	Value
Caterpillar Inc.	234	36,864
General Electric Co.	234	4,082
United Technologies Corp.	234	29,843
		194,840
Information Technology 17.1%
Apple Inc.	234	39,589
Cisco Systems Inc.	234	8,960
Intel Corp.	234	10,799
International Business Machines Corp.	234	35,890
Microsoft Corp.	233	20,011
Visa Inc. - Class A	234	26,673
		141,922
Materials 2.0%
DowDuPont Inc.	234	16,661
Telecommunication Services 1.5%
Verizon Communications Inc.	234	12,382
Total Common Stocks (cost $593,346)		822,179
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 1.16% (a) (b)	29,422	29,422
Treasury Securities 0.1%
U.S. Treasury Bill
1.30%, 03/08/18 (c) (d)	785	783
Total Short Term Investments (cost $30,205)		30,205
Total Investments 102.6% (cost $623,551)		852,384
Other Derivative Instruments (0.0)%		(14)
Other Assets and Liabilities, Net (2.6)%		(21,633)
Total Net Assets 100.0%		$830,737

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Dow Jones Industrial Average E-Mini Index	63	March 2018	7,809	(14)	(18)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Energy Sector Fund *
COMMON STOCKS 99.7%
Energy 99.7%
Anadarko Petroleum Corp.	530	$28,451
Andeavor Corp.	142	16,187
Antero Resources Corp. (a)	209	3,965
Apache Corp.	362	15,266
Baker Hughes a GE Co. - Class A	385	12,189
Cabot Oil & Gas Corp.	439	12,552
Cheniere Energy Inc. (a)	192	10,324
Chevron Corp.	1,792	224,363
Cimarex Energy Co.	90	11,029
CNX Resources Corp. (a)	178	2,603
Concho Resources Inc. (a)	141	21,149
ConocoPhillips Co.	1,152	63,238
CONSOL Energy Inc. (a)	22	879
Continental Resources Inc. (a)	90	4,775
Core Laboratories NV (b)	42	4,563
Devon Energy Corp.	474	19,624
Diamondback Energy Inc. (a)	84	10,577
Energen Corp. (a)	92	5,285
EnLink Midstream LLC	62	1,092
EOG Resources Inc.	547	58,990
EQT Corp.	240	13,653
Exxon Mobil Corp.	4,007	335,166
Halliburton Co.	824	40,277
Helmerich & Payne Inc. (b)	103	6,637
Hess Corp.	271	12,886
HollyFrontier Corp.	160	8,181
Kinder Morgan Inc.	1,900	34,342
Marathon Oil Corp.	806	13,653
Marathon Petroleum Corp.	479	31,584
Murphy Oil Corp.	155	4,813
National Oilwell Varco Inc.	361	12,990
Newfield Exploration Co. (a)	189	5,946
Noble Energy Inc.	439	12,780
Occidental Petroleum Corp.	724	53,315
ONEOK Inc.	359	19,202
Parsley Energy Inc. - Class A (a)	211	6,208
Patterson-UTI Energy Inc.	204	4,701
PBF Energy Inc. - Class A (b)	104	3,671
Phillips 66	411	41,586
Pioneer Natural Resources Co.	161	27,830
Range Resources Corp.	237	4,048
RSP Permian Inc. (a)	114	4,650
Schlumberger Ltd.	1,314	88,551
Targa Resources Corp.	204	9,902
TechnipFMC Plc	421	13,187
Transocean Ltd. (a) (b)	376	4,016
Valero Energy Corp.	418	38,384
Weatherford International Plc (a)	901	3,757
Williams Cos. Inc.	782	23,857
WPX Energy Inc. (a)	376	5,292
Other Securities		100,299
Total Common Stocks (cost $1,558,328)		1,512,465
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	4,668	4,668
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 1.30% (c) (d)	26,504	26,504
Total Short Term Investments (cost $31,172)		31,172
Total Investments 101.8% (cost $1,589,500)		1,543,637
Other Assets and Liabilities, Net (1.8)%		(26,609)
Total Net Assets 100.0%		$1,517,028

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Financial Sector Fund *
COMMON STOCKS 99.5%
Financials 98.7%
Aflac Inc.	143	$12,541
Allstate Corp.	130	13,622
American Express Co.	271	26,923
American International Group Inc.	325	19,359
Ameriprise Financial Inc.	54	9,197
Aon Plc - Class A	94	12,645
Bank of America Corp.	3,612	106,618
Bank of New York Mellon Corp. (a)	373	20,089
BB&T Corp.	291	14,461
Berkshire Hathaway Inc. - Class B (b)	457	90,516
BlackRock Inc.	44	22,379
Brighthouse Financial Inc. (b)	30	1,736
Capital One Financial Corp.	174	17,328
Charles Schwab Corp.	435	22,345
Chubb Ltd.	168	24,543
Citigroup Inc.	957	71,225
Citizens Financial Group Inc.	181	7,586
CME Group Inc.	122	17,857
Comerica Inc.	64	5,520
Discover Financial Services	134	10,279
Fifth Third Bancorp	265	8,032
Goldman Sachs Group Inc.	133	33,772
Hartford Financial Services Group Inc.	131	7,384
Huntington Bancshares Inc.	390	5,686
Intercontinental Exchange Inc.	213	15,002
JPMorgan Chase & Co.	1,268	135,599
KeyCorp	392	7,915
Lincoln National Corp.	80	6,154
M&T Bank Corp.	49	8,387
Markel Corp. (b)	5	5,674
Marsh & McLennan Cos. Inc.	185	15,070
MetLife Inc.	326	16,498
Moody's Corp.	62	9,185
Morgan Stanley	497	26,078

	Shares/Par[1]	Value
Northern Trust Corp.	78	7,816
PNC Financial Services Group Inc.	173	24,951
Principal Financial Group Inc.	105	7,388
Progressive Corp.	210	11,805
Prudential Financial Inc.	154	17,662
Regions Financial Corp.	429	7,411
S&P Global Inc.	92	15,667
State Street Corp.	135	13,192
SunTrust Banks Inc.	174	11,210
Synchrony Financial	288	11,106
T. Rowe Price Group Inc.	87	9,129
Travelers Cos. Inc.	100	13,527
U.S. Bancorp	603	32,329
Wells Fargo & Co.	1,699	103,103
Willis Towers Watson Plc	46	6,912
Other Securities		335,062
		1,455,475
Real Estate 0.8%
Other Securities		12,430
Total Common Stocks (cost $1,127,074)		1,467,905
RIGHTS 0.0%
Other Securities		3
Total Rights (cost $3)		3
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.16% (a) (c)	6,827	6,827
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.30% (a) (c)	6,805	6,805
Total Short Term Investments (cost $13,632)		13,632
Total Investments 100.4% (cost $1,140,709)		1,481,540
Other Assets and Liabilities, Net (0.4)%		(6,472)
Total Net Assets 100.0%		$1,475,068

(a) Investment in affiliate.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	15,859	3,687	1,804	317	769	1,578	20,089	1.4
	15,859	3,687	1,804	317	769	1,578	20,089	1.4

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Healthcare Sector Fund *
COMMON STOCKS 99.5%
Health Care 99.5%
Abbott Laboratories	1,426	$81,356
AbbVie Inc.	1,307	126,361
Aetna Inc.	272	49,139
Agilent Technologies Inc.	263	17,644
Alexion Pharmaceuticals Inc. (a)	184	21,982
Align Technology Inc. (a)	63	13,901
Allergan Plc	274	44,828
AmerisourceBergen Corp.	135	12,391
Amgen Inc.	598	104,018
Anthem Inc.	215	48,435
Baxter International Inc.	402	25,997
Becton Dickinson & Co.	217	46,426
Biogen Inc. (a)	173	55,224
BioMarin Pharmaceutical Inc. (a)	143	12,755
Boston Scientific Corp. (a)	1,125	27,889
Bristol-Myers Squibb Co.	1,344	82,370
Cardinal Health Inc.	258	15,803
Celgene Corp. (a)	641	66,937
Centene Corp. (a)	142	14,312
Cerner Corp. (a)	245	16,484
CIGNA Corp.	206	41,924
Danaher Corp.	513	47,580
Dentsply Sirona Inc.	188	12,380
Edwards Lifesciences Corp. (a)	173	19,546
Eli Lilly & Co.	812	68,609
Express Scripts Holding Co. (a)	474	35,350
Gilead Sciences Inc.	1,070	76,683
HCA Healthcare Inc. (a)	237	20,831
Humana Inc.	118	29,362
Illumina Inc. (a)	120	26,155
Incyte Corp. (a)	143	13,569
Intuitive Surgical Inc. (a)	92	33,462
IQVIA Holdings Inc. (a)	116	11,310
Johnson & Johnson	2,200	307,379
Laboratory Corp. of America Holdings (a)	84	13,331
McKesson Corp.	172	26,898
Medtronic Plc	1,114	89,930
Merck & Co. Inc.	2,235	125,789
Mettler-Toledo International Inc. (a)	21	13,048
Mylan NV (a)	375	15,848
Pfizer Inc.	4,875	176,556
Regeneron Pharmaceuticals Inc. (a)	64	24,178
Stryker Corp.	276	42,713
Thermo Fisher Scientific Inc.	328	62,361
UnitedHealth Group Inc.	792	174,711
Vertex Pharmaceuticals Inc. (a)	207	30,966
Waters Corp. (a)	65	12,652
Zimmer Biomet Holdings Inc.	166	20,003
Zoetis Inc. - Class A	402	28,950
Other Securities		505,796
Total Common Stocks (cost $2,522,048)		2,992,122
RIGHTS 0.0%
Other Securities		476
Total Rights (cost $157)		476
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.16% (b) (c)	2,081	2,081
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.30% (b) (c)	34,684	34,684
Total Short Term Investments (cost $36,765)		36,765
Total Investments 100.7% (cost $2,558,970)		3,029,363
Other Assets and Liabilities, Net (0.7)%		(19,923)
Total Net Assets 100.0%		$3,009,440

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Information Technology Sector Fund *
COMMON STOCKS 100.1%
Industrials 0.3%
Harris Corp.	45	$6,413
Information Technology 99.8%
Accenture Plc - Class A	232	35,499
Activision Blizzard Inc.	268	16,977
Adobe Systems Inc. (a)	185	32,419
Alphabet Inc. - Class A (a)	112	117,703
Alphabet Inc. - Class C (a)	117	122,771
Amphenol Corp. - Class A	115	10,067
Analog Devices Inc.	138	12,305
Apple Inc.	1,936	327,605
Applied Materials Inc.	401	20,486
Autodesk Inc. (a)	74	7,722
Automatic Data Processing Inc.	167	19,562
Broadcom Ltd.	152	39,183
Cisco Systems Inc.	1,874	71,772
Cognizant Technology Solutions Corp. - Class A	222	15,757
Corning Inc.	345	11,041
Dell Technologies Inc. - Class V (a)	76	6,191
DXC Technology Co.	107	10,161
eBay Inc. (a)	384	14,491
Electronic Arts Inc. (a)	116	12,166
Facebook Inc. - Class A (a)	888	156,762
Fidelity National Information Services Inc.	125	11,758
Fiserv Inc. (a)	79	10,376
FleetCor Technologies Inc. (a)	34	6,635
Global Payments Inc.	57	5,714
Hewlett Packard Enterprise Co.	616	8,848
HP Inc.	631	13,252
Intel Corp.	1,760	81,222
International Business Machines Corp.	334	51,183
Intuit Inc.	91	14,429
KLA-Tencor Corp.	58	6,136
Lam Research Corp.	61	11,242
MasterCard Inc. - Class A	354	53,662
Microchip Technology Inc.	88	7,701
Micron Technology Inc. (a)	397	16,345
Microsoft Corp.	2,742	234,582
Nvidia Corp.	225	43,548
Oracle Corp.	1,163	54,976
Paychex Inc.	120	8,184
PayPal Holdings Inc. (a)	429	31,553
QUALCOMM Inc.	552	35,367
Red Hat Inc. (a)	67	7,992
Salesforce.com Inc. (a)	256	26,195
ServiceNow Inc. (a)	64	8,294
Skyworks Solutions Inc.	69	6,537
Symantec Corp.	232	6,498
TE Connectivity Ltd.	133	12,606
Texas Instruments Inc.	373	38,909
Visa Inc. - Class A	686	78,168
Western Digital Corp.	111	8,824
Xilinx Inc.	94	6,317
Other Securities		391,500
		2,359,193
Total Common Stocks (cost $1,520,122)		2,365,606
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.16% (b) (c)	1,220	1,220
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 1.30% (b) (c)	22,988	22,988
Total Short Term Investments (cost $24,208)		24,208
Total Investments 101.1% (cost $1,544,330)		2,389,814
Other Assets and Liabilities, Net (1.1)%		(26,528)
Total Net Assets 100.0%		$2,363,286

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital JNL 5 Fund *
COMMON STOCKS 99.6%
Consumer Discretionary 18.4%
American Eagle Outfitters Inc.	1,767	$33,217
CBS Corp. - Class B	1,052	62,068
Darden Restaurants Inc.	384	36,882
International Game Technology Plc	1,072	28,413
Marks & Spencer Group Plc	11,609	49,419
McDonald's Corp.	578	99,420
Meredith Corp. (a)	462	30,499
Nordstrom Inc. (a)	567	26,844
Sands China Ltd.	10,684	55,130
Time Warner Inc.	715	65,415
VF Corp.	515	38,076
Williams-Sonoma Inc. (a)	551	28,463
Yum! Brands Inc.	436	35,619
Other Securities		113,002
		702,467
Consumer Staples 9.9%
Coca-Cola Co.	2,765	126,845
Flowers Foods Inc.	1,383	26,699
General Mills Inc.	445	26,380
Kimberly-Clark Corp.	240	28,991
PepsiCo Inc.	264	31,658
Procter & Gamble Co.	1,363	125,206
Other Securities		14,092
		379,871
Energy 8.1%
BP Plc	7,206	50,969
Chevron Corp.	586	73,399
Devon Energy Corp.	1,456	60,272
Exxon Mobil Corp.	768	64,261
Murphy Oil Corp.	872	27,073
Phillips 66	317	32,028
		308,002
Financials 13.5%
Bank of China Ltd. - Class H	103,496	51,042
China Construction Bank Corp. - Class H	61,226	56,444
HSBC Holdings Plc	5,624	57,572
Industrial & Commercial Bank of China Ltd. - Class H	76,801	61,770
Lloyds Banking Group Plc	57,777	53,266
Other Securities		235,170
		515,264
Health Care 4.4%
Pfizer Inc.	3,459	125,284
Other Securities		44,773
		170,057
Industrials 15.9%
Caterpillar Inc.	738	116,361
Cummins Inc.	693	122,360
Eaton Corp. Plc	405	32,023
Johnson Controls International Plc	1,628	62,027

	Shares/Par[1]	Value
KAR Auction Services Inc.	626	31,619
PACCAR Inc.	1,043	74,149
Other Securities		170,292
		608,831
Information Technology 14.4%
Cisco Systems Inc.	3,826	146,535
Hewlett Packard Enterprise Co.	2,943	42,255
International Business Machines Corp.	409	62,684
Micron Technology Inc. (b)	3,090	127,060
Other Securities		172,967
		551,501
Materials 9.3%
Agrium Inc.	269	30,947
DowDuPont Inc.	477	33,963
Freeport-McMoRan Inc. - Class B (b)	4,653	88,222
International Paper Co.	1,278	74,049
Olin Corp.	1,029	36,607
Packaging Corp. of America	320	38,581
WestRock Co.	532	33,660
Other Securities		18,713
		354,742
Real Estate 0.2%
Other Securities		7,019
Telecommunication Services 5.4%
BT Group Plc	9,824	36,074
Verizon Communications Inc.	2,110	111,684
Vodafone Group Plc	18,196	57,920
		205,678
Utilities 0.1%
Other Securities		2,604
Total Common Stocks (cost $3,249,809)		3,806,036
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	5,876	5,876
Securities Lending Collateral 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (d)	64,383	64,383
Treasury Securities 0.0%
U.S. Treasury Bill
1.30%, 03/08/18 (e) (f)	730	728
Total Short Term Investments (cost $70,987)		70,987
Total Investments 101.4% (cost $3,320,796)		3,877,023
Other Derivative Instruments (0.0)%		(45)
Other Assets and Liabilities, Net (1.4)%		(55,092)
Total Net Assets 100.0%		$3,821,886

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	72	March 2018		5,576	(47)	(44)
FTSE 100 Index	24	March 2018	GBP	1,814	23	25
S&P 500 E-Mini Index	81	March 2018		10,882	(40)	(44)
					(64)	(63)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BMO	03/22/18	GBP	1,732	2,347	19
					2,347	19

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital MSCI World Index Fund *
COMMON STOCKS 98.7%
Argentina 0.0%
Other Securities		119
Australia 2.5%
Other Securities		9,288
Austria 0.1%
Other Securities		348
Belgium 0.4%
Other Securities		1,499
Bermuda 0.1%
Other Securities		191
Canada 3.5%
Imperial Oil Ltd.	3	84
Other Securities		12,829
		12,913
Denmark 0.7%
Other Securities		2,486
Finland 0.3%
Other Securities		1,272
France 3.7%
Total SA (a)	21	1,184
Other Securities		12,334
		13,518
Germany 3.4%
Other Securities		12,518
Hong Kong 1.2%
Hang Seng Bank Ltd.	7	171
Other Securities		4,435
		4,606
Ireland 1.0%
Other Securities		3,604
Israel 0.2%
Other Securities		638
Italy 0.8%
Other Securities		2,922
Japan 8.8%
Chugai Pharmaceutical Co. Ltd.	2	108
Hino Motors Ltd.	2	31
Oracle Corp. Japan	-	33
Toyota Motor Corp.	23	1,504
Other Securities		30,930
		32,606
Jersey 0.0%
Other Securities		85
Luxembourg 0.1%
Other Securities		355
Macau 0.0%
Other Securities		156
Netherlands 2.2%
Royal Dutch Shell Plc - Class A	41	1,364
Royal Dutch Shell Plc - Class B	34	1,145
Other Securities		5,544
		8,053
New Zealand 0.1%
Other Securities		217
Norway 0.2%
Other Securities		899
Portugal 0.1%
Other Securities		201
Singapore 0.8%
Other Securities		2,837
Spain 1.2%
Other Securities		4,309
Sweden 1.0%
Other Securities		3,631
	Shares/Par[1]	Value
Switzerland 3.2%
Nestle SA	28	2,411
Novartis AG	20	1,690
Roche Holding AG	6	1,600
Other Securities		6,117
		11,818
United Kingdom 6.0%
BP Plc	179	1,264
British American Tobacco Plc	21	1,400
HSBC Holdings Plc	181	1,877
Prudential Plc (b)	23	598
Other Securities		17,111
		22,250
United States of America 57.1%
3M Co.	5	1,264
AbbVie Inc.	14	1,395
Alphabet Inc. - Class A (c)	3	2,828
Alphabet Inc. - Class C (c)	3	2,951
Altria Group Inc.	17	1,233
Amazon.com Inc. (c)	4	4,302
Apple Inc.	47	7,878
AT&T Inc.	55	2,150
Baker Hughes a GE Co. - Class A	4	117
Bank of America Corp.	90	2,668
Bank of New York Mellon Corp. (b)	9	499
Berkshire Hathaway Inc. - Class B (c)	11	2,265
Boeing Co.	5	1,490
Chevron Corp.	17	2,136
Cisco Systems Inc.	45	1,724
Citigroup Inc.	25	1,825
Coca-Cola Co.	36	1,674
Comcast Corp. - Class A	42	1,696
DowDuPont Inc.	21	1,496
Exxon Mobil Corp.	38	3,193
Facebook Inc. - Class A (c)	21	3,768
General Electric Co.	78	1,360
Home Depot Inc.	11	2,012
Intel Corp.	42	1,953
International Business Machines Corp.	8	1,222
Johnson & Johnson	24	3,378
JPMorgan Chase & Co.	32	3,390
MasterCard Inc. - Class A	8	1,286
McDonald's Corp.	7	1,254
Merck & Co. Inc.	25	1,381
Microsoft Corp.	66	5,640
Oracle Corp.	28	1,323
PepsiCo Inc.	13	1,539
Pfizer Inc.	54	1,940
Philip Morris International Inc.	14	1,477
Procter & Gamble Co.	23	2,110
Synchrony Financial	7	274
UnitedHealth Group Inc.	9	1,919
Verizon Communications Inc.	37	1,944
Visa Inc. - Class A	16	1,878
Wal-Mart Stores Inc.	13	1,327
Walt Disney Co.	14	1,494
Wells Fargo & Co.	42	2,577
Other Securities		119,068
		210,298
Total Common Stocks (cost $343,209)		363,637
PREFERRED STOCKS 0.2%
Germany 0.2%
Other Securities		772
Switzerland 0.0%
Other Securities		139
Total Preferred Stocks (cost $823)		911
RIGHTS 0.0%
Spain 0.0%
Other Securities		5
Total Rights (cost $5)		5

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.16% (b) (d)	3,183	3,183
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (d)	2,279	2,279
	Shares/Par[1]	Value
Treasury Securities 0.0%
U.S. Treasury Bill
1.30%, 03/08/18 (e) (f)	170	170
Total Short Term Investments (cost $5,632)		5,632
Total Investments 100.4% (cost $349,669)		370,185
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.4)%		(1,646)
Total Net Assets 100.0%		$368,547

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	—	496	14	2	—	17	499	0.1
Prudential Plc	—	559	15	—	1	53	598	0.2
	—	1,055	29	2	1	70	1,097	0.3

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	1	March 2018	AUD	151	(1)	—
Euro STOXX 50	11	March 2018	EUR	391	(2)	(8)
FTSE 100 Index	3	March 2018	GBP	224	3	7
S&P 500 E-Mini Index	17	March 2018		2,279	(7)	(5)
S&P/Toronto Stock Exchange 60 Index	1	March 2018	CAD	191	—	1
Tokyo Price Index	3	March 2018	JPY	54,412	(1)	1
					(8)	(4)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	03/22/18	AUD	57	45	—
AUD/USD	UBS	03/22/18	AUD	131	102	3
CAD/USD	CIT	03/22/18	CAD	57	45	—
CAD/USD	SGA	03/22/18	CAD	129	103	2
EUR/USD	CIT	03/22/18	EUR	268	324	3
EUR/USD	RBC	03/22/18	EUR	36	43	1
EUR/USD	SGA	03/22/18	EUR	252	305	6
GBP/USD	CIT	03/22/18	GBP	140	191	1
GBP/USD	MSC	03/22/18	GBP	20	27	—
GBP/USD	SGA	03/22/18	GBP	33	45	—
JPY/USD	CIT	03/22/18	JPY	540	5	—
JPY/USD	CSI	03/22/18	JPY	4,856	43	—
JPY/USD	RBC	03/22/18	JPY	5,396	48	—
JPY/USD	UBS	03/22/18	JPY	47,974	428	2
USD/EUR	BMO	03/22/18	EUR	(106)	(128)	(1)
USD/EUR	CIT	03/22/18	EUR	(35)	(43)	—
USD/EUR	UBS	03/22/18	EUR	(35)	(43)	—
USD/JPY	CIT	03/22/18	JPY	(18,305)	(163)	(1)
					1,377	16

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 97.9%
Consumer Discretionary 20.3%
Amazon.com Inc. (a)	141	$164,703
Charter Communications Inc. - Class A (a)	73	24,463
Comcast Corp. - Class A	1,364	54,626
Ctrip.com International Ltd. - ADR (a)	133	5,882
DISH Network Corp. - Class A (a)	66	3,157
Dollar Tree Inc. (a)	69	7,442
Expedia Inc.	40	4,842
Hasbro Inc.	36	3,302
JD.com Inc. - Class A - ADR (a)	269	11,125
Liberty Global Plc - Class A (a)	67	2,386
Liberty Global Plc - Class C (a) (b)	173	5,869
Liberty Interactive Corp. QVC Group - Class A (a)	118	2,871
Liberty Ventures - Class A (a)	24	1,282
Marriott International Inc. - Class A	107	14,481
Netflix Inc. (a)	126	24,238
O'Reilly Automotive Inc. (a)	25	5,988
Priceline Group Inc. (a)	14	24,780
Ross Stores Inc.	113	9,095
Sirius XM Holdings Inc. (b)	1,343	7,199
Starbucks Corp.	416	23,903
Tesla Inc. (a) (b)	49	15,199
Twenty-First Century Fox Inc. - Class A	308	10,637
Twenty-First Century Fox Inc. - Class B	232	7,922
Ulta Beauty Inc. (a)	18	3,997
Wynn Resorts Ltd.	30	5,016
		444,405
Consumer Staples 4.7%
Costco Wholesale Corp.	128	23,874
Kraft Heinz Foods Co.	356	27,702
Mondelez International Inc. - Class A	437	18,704
Monster Beverage Corp. (a)	166	10,496
Walgreens Boots Alliance Inc.	291	21,107
		101,883
Health Care 10.0%
Alexion Pharmaceuticals Inc. (a)	65	7,771
Align Technology Inc. (a)	23	5,215
Amgen Inc.	212	36,908
Biogen Inc. (a)	62	19,700
BioMarin Pharmaceutical Inc. (a)	51	4,580
Celgene Corp. (a)	230	24,013
Cerner Corp. (a)	97	6,506
Dentsply Sirona Inc.	67	4,428
Express Scripts Holding Co. (a)	166	12,370
Gilead Sciences Inc.	382	27,359
Henry Schein Inc. (a)	46	3,226
Hologic Inc. (a)	81	3,479
Idexx Laboratories Inc. (a)	26	4,004
Illumina Inc. (a)	43	9,291
Incyte Corp. (a)	62	5,839
Intuitive Surgical Inc. (a)	33	11,942
Mylan NV (a)	157	6,644
Regeneron Pharmaceuticals Inc. (a)	31	11,577
Shire Plc - ADR	21	3,293
Vertex Pharmaceuticals Inc. (a)	74	11,055
		219,200
Industrials 2.2%
American Airlines Group Inc.	142	7,386
Cintas Corp.	31	4,775
CSX Corp.	262	14,388
Fastenal Co.	84	4,588
JB Hunt Transport Services Inc.	32	3,690
PACCAR Inc.	103	7,312
Verisk Analytics Inc. (a)	48	4,629
		46,768
Information Technology 59.8%
Activision Blizzard Inc.	221	13,984
Adobe Systems Inc. (a)	144	25,286
	Shares/Par[1]	Value
Alphabet Inc. - Class A (a)	87	91,788
Alphabet Inc. - Class C (a)	102	106,878
Analog Devices Inc.	108	9,579
Apple Inc.	1,501	254,041
Applied Materials Inc.	312	15,947
ASML Holding NV - ADR	21	3,598
Autodesk Inc. (a)	64	6,726
Automatic Data Processing Inc.	130	15,234
Baidu.com - Class A - ADR (a)	82	19,213
Broadcom Ltd.	119	30,544
CA Inc.	123	4,096
Cadence Design Systems Inc. (a)	81	3,400
Check Point Software Technologies Ltd. (a)	48	4,930
Cisco Systems Inc.	1,446	55,376
Citrix Systems Inc. (a)	44	3,868
Cognizant Technology Solutions Corp. - Class A	173	12,272
eBay Inc. (a)	306	11,539
Electronic Arts Inc. (a)	90	9,491
Facebook Inc. - Class A (a)	697	122,987
Fiserv Inc. (a)	61	8,047
Intel Corp.	1,368	63,156
Intuit Inc.	75	11,828
KLA-Tencor Corp.	46	4,797
Lam Research Corp.	47	8,743
Maxim Integrated Products Inc.	82	4,310
MercadoLibre Inc.	13	4,092
Microchip Technology Inc.	68	5,955
Micron Technology Inc. (a)	337	13,854
Microsoft Corp.	2,255	192,874
NetEase.com Inc. - ADR	22	7,641
Nvidia Corp.	177	34,268
Paychex Inc.	105	7,163
PayPal Holdings Inc. (a)	352	25,887
QUALCOMM Inc.	432	27,634
Seagate Technology (b)	84	3,510
Skyworks Solutions Inc.	53	5,081
Symantec Corp.	180	5,049
Synopsys Inc. (a)	43	3,687
Take-Two Interactive Software Inc. (a)	33	3,605
Texas Instruments Inc.	288	30,093
Western Digital Corp.	86	6,828
Workday Inc. - Class A (a)	39	4,013
Xilinx Inc.	72	4,887
		1,307,779
Telecommunication Services 0.9%
T-Mobile US Inc. (a)	243	15,440
Vodafone Group Plc - ADR	136	4,341
		19,781
Total Common Stocks (cost $1,634,790)		2,139,816
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	37,173	37,173
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (d)	5,420	5,420
Treasury Securities 0.1%
U.S. Treasury Bill
1.30%, 03/08/18 (e) (f)	1,485	1,482
Total Short Term Investments (cost $44,074)		44,075
Total Investments 99.9% (cost $1,678,864)		2,183,891
Other Derivative Instruments (0.0)%		(227)
Other Assets and Liabilities, Net 0.1%		1,883
Total Net Assets 100.0%		$2,185,547

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	313	March 2018	40,035	(227)	83

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.4%
Consumer Discretionary 9.8%
Aaron's Inc.	415	$16,557
Adtalem Global Education Inc. (a)	423	17,796
Ascena Retail Group Inc. (a) (b)	1,063	2,498
Genesco Inc. (a)	105	3,421
Iconix Brand Group Inc. (a)	695	897
Office Depot Inc.	2,917	10,325
Sonic Automotive Inc. - Class A	284	5,246
		56,740
Consumer Staples 3.3%
United Natural Foods Inc. (a)	281	13,851
Universal Corp.	105	5,491
		19,342
Energy 13.8%
Archrock Inc.	463	4,858
Bill Barrett Corp. (a)	945	4,849
Diamond Offshore Drilling Inc. (a) (b)	733	13,635
Dril-Quip Inc. (a)	214	10,205
Ensco Plc - Class A	2,099	12,407
Hornbeck Offshore Services Inc. (a) (b)	868	2,700
Nabors Industries Ltd.	771	5,269
Noble Corp. Plc (a)	2,040	9,219
Rowan Cos. Plc - Class A (a)	684	10,706
Tidewater Inc. (a) (b)	56	1,355
Unit Corp. (a)	230	5,066
		80,269
Financials 35.4%
American Equity Investment Life Holding Co.	297	9,127
American Financial Group Inc.	152	16,462
Aspen Insurance Holdings Ltd.	242	9,805
Associated Bancorp	532	13,512
CNO Financial Group Inc.	691	17,060
Encore Capital Group Inc. (a) (b)	225	9,457
Everest Re Group Ltd.	62	13,740
First Bancorp Inc. (a)	977	4,982
Hanover Insurance Group Inc.	149	16,076
Maiden Holdings Ltd.	373	2,459
Navigators Group Inc.	116	5,630
Piper Jaffray Cos.	92	7,931
Reinsurance Group of America Inc.	107	16,648
RenaissanceRe Holdings Ltd.	98	12,312
TCF Financial Corp.	679	13,925
Umpqua Holdings Corp.	702	14,600
World Acceptance Corp. (a)	98	7,915
WR Berkley Corp.	199	14,285
		205,926
Health Care 0.4%
AMAG Pharmaceuticals Inc. (a)	198	2,627
Industrials 17.3%
AECOM (a)	350	13,011
	Shares/Par[1]	Value
ArcBest Corp.	231	8,251
Atlas Air Worldwide Holdings Inc. (a)	129	7,563
Chart Industries Inc. (a)	177	8,293
Greenbrier Cos. Inc. (b)	161	8,570
Kirby Corp. (a)	198	13,221
Regal-Beloit Corp.	188	14,383
SkyWest Inc.	180	9,576
Trinity Industries Inc.	473	17,733
		100,601
Information Technology 6.3%
Benchmark Electronics Inc. (a)	219	6,381
Sanmina Corp. (a)	183	6,051
TTM Technologies Inc. (a)	480	7,519
Vishay Intertechnology Inc. (b)	816	16,938
		36,889
Materials 3.5%
Reliance Steel & Aluminum Co.	163	13,964
TimkenSteel Corp. (a)	403	6,128
		20,092
Real Estate 1.0%
Capstead Mortgage Corp.	641	5,543
Telecommunication Services 3.3%
Iridium Communications Inc. (a) (b)	616	7,264
Telephone & Data Systems Inc.	432	12,013
		19,277
Utilities 5.3%
Hawaiian Electric Industries Inc.	410	14,818
PNM Resources Inc.	391	15,834
		30,652
Total Common Stocks (cost $566,103)		577,958
SHORT TERM INVESTMENTS 5.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	2,732	2,732
Securities Lending Collateral 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (d)	28,983	28,983
Treasury Securities 0.0%
U.S. Treasury Bill
1.30%, 03/08/18 (e) (f)	155	155
Total Short Term Investments (cost $31,870)		31,870
Total Investments 104.9% (cost $597,973)		609,828
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net (4.9)%		(28,273)
Total Net Assets 100.0%		$581,528

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	17	March 2018	1,315	(11)	(8)
S&P MidCap 400 E-Mini Index	14	March 2018	2,672	(16)	(9)
				(27)	(17)

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 99.7%
Telecommunication Services 99.7%
AT&T Inc.	739	$28,723
ATN International Inc.	38	2,083
Boingo Wireless Inc. (a)	116	2,604
CenturyLink Inc.	344	5,743
Cincinnati Bell Inc. (a)	113	2,350
Cogent Communications Group Inc.	54	2,451
Consolidated Communications Holdings Inc.	158	1,920
Frontier Communications Corp. (b)	277	1,873
General Communication Inc. - Class A (a)	68	2,636
Globalstar Inc. (a) (b)	1,409	1,846
IDT Corp. - Class B	138	1,468
Iridium Communications Inc. (a) (b)	211	2,489
ORBCOMM Inc. (a)	228	2,319
pdvWireless Inc. (a)	77	2,459
Shenandoah Telecommunications Co.	70	2,378
Spok Holdings Inc.	109	1,713
Sprint Corp. (a)	508	2,990
Straight Path Communications Inc. - Class B (a)	16	2,949
Telephone & Data Systems Inc.	96	2,663

	Shares/Par[1]	Value
T-Mobile US Inc. (a)	84	5,312
US Cellular Corp. (a)	56	2,114
Verizon Communications Inc.	547	28,954
Vonage Holdings Corp. (a)	320	3,251
Windstream Holdings Inc. (b)	904	1,673
Zayo Group Holdings Inc. (a)	99	3,656
Total Common Stocks (cost $113,189)		118,617
SHORT TERM INVESTMENTS 5.7%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	396	396
Securities Lending Collateral 5.4%
Securities Lending Cash Collateral Fund LLC, 1.30% (c) (d)	6,405	6,405
Total Short Term Investments (cost $6,801)		6,801
Total Investments 105.4% (cost $119,990)		125,418
Other Assets and Liabilities, Net (5.4)%		(6,384)
Total Net Assets 100.0%		$119,034

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the year ended December 31, 2017. The following table details the investments held during the year ended December 31, 2017.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	979	122,844	121,831	17	1,992	0.2
JNL/Mellon Capital Dow Index Fund	7,189	152,841	130,608	92	29,422	3.5
JNL/Mellon Capital Energy Sector Fund	8,066	114,519	117,917	11	4,668	0.3
JNL/Mellon Capital Financial Sector Fund	7,810	217,567	218,550	29	6,827	0.5
JNL/Mellon Capital Healthcare Sector Fund	1,604	192,166	191,689	32	2,081	0.1
JNL/Mellon Capital Information Technology Sector Fund	6,059	321,665	326,504	52	1,220	0.1
JNL/Mellon Capital JNL 5 Fund	1,865	261,942	257,931	17	5,876	0.2
JNL/Mellon Capital MSCI World Index Fund	972	35,559	33,348	8	3,183	0.9
JNL/Mellon Capital Nasdaq 100 Index Fund	11,660	702,000	676,487	257	37,173	1.7
JNL/Mellon Capital S&P SMid 60 Fund	11,868	84,440	93,576	5	2,732	0.5
JNL/Mellon Capital Telecommunications Sector Fund	40	18,046	17,690	1	396	0.3

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in investments - affiliated in the Statements of Assets and Liabilities and the income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the year ended December 31, 2017.

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen
FDR - Fiduciary Depository Receipt
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
SPI - Schedule Performance Index
S&P - Standard & Poor's

Counterparty Abbreviations:

BMO - BMO Capital Markets Corp.
CIT - Citibank, Inc.
CSI - Credit Suisse Securities, LLC
MSC - Morgan Stanley & Co. Inc.
RBC - Royal Bank of Canada
SCB - Standard Chartered Bank
SGA - SG Americas Securities, LLC
UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2017. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2017

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Assets
Investments - unaffiliated, at value	$1,127,112	$822,962	$1,512,465	$1,447,819	$2,992,598	$2,365,606	$3,871,147
Investments - affiliated, at value	28,216	29,422	31,172	33,721	36,765	24,208	5,876
Forward foreign currency contracts	—	—	—	—	—	—	19
Variation margin on futures/futures options contracts	—	10	—	—	—	—	23
Cash	22	—	—	18	13,282	266	436
Receivable from:
Investment securities sold	130	—	1	—	—	—	5,079
Fund shares sold	756	1,631	493	5,077	1,481	2,021	395
Dividends and interest	881	506	1,246	1,888	2,257	558	6,470
Adviser	1	—	—	—	1	—	—
Total assets	1,157,118	854,531	1,545,377	1,488,523	3,046,384	2,392,659	3,889,445
Liabilities
Variation margin on futures/futures options contracts	—	24	—	—	—	—	87
Payable for:
Investment securities purchased	—	22,859	—	5,612	—	—	—
Return of securities loaned	26,224	—	26,504	6,805	34,684	22,988	64,383
Fund shares redeemed	671	523	1,242	475	1,097	5,479	1,365
Advisory fees	172	128	223	221	446	352	552
Administrative fees	143	104	188	186	384	302	470
12b-1 fees (Class A)	73	54	100	97	197	156	233
Board of managers fees	21	34	55	24	62	40	316
Chief compliance officer fees	1	1	2	2	3	3	5
Other expenses	26	67	35	33	71	53	148
Total liabilities	27,331	23,794	28,349	13,455	36,944	29,373	67,559
Net assets	$1,129,787	$830,737	$1,517,028	$1,475,068	$3,009,440	$2,363,286	$3,821,886
Net assets consist of:
Paid-in capital(a)	$855,817	$601,922	$1,587,463	$1,099,073	$2,469,222	$1,485,404	$3,243,638
Undistributed (excess of distributions
over) net investment income (loss)	8,651	—	33,229	17,094	15,066	12,225	80,234
Accumulated net realized gain (loss)	18,032	—	(57,801)	18,070	54,759	20,173	(58,221)
Net unrealized appreciation (depreciation) on
investments and foreign currency	247,287	228,815	(45,863)	340,831	470,393	845,484	556,235
Net assets	$1,129,787	$830,737	$1,517,028	$1,475,068	$3,009,440	$2,363,286	$3,821,886
Net assets - Class A	$1,111,519	$830,721	$1,515,787	$1,474,386	$2,982,947	$2,362,209	$3,535,728
Shares outstanding - Class A	53,404	30,035	58,065	105,743	116,395	154,308	226,510
Net asset value per share - Class A	$20.81	$27.66	$26.10	$13.94	$25.63	$15.31	$15.61
Net assets - Class I	$18,268	$16	$1,241	$682	$26,493	$1,077	$286,158
Shares outstanding - Class I	861	1	47	49	1,029	69	18,275
Net asset value per share - Class I	$21.21	$27.69	$26.52	$13.97	$25.75	$15.60	$15.66
Investments - unaffiliated, at cost	$879,825	$594,129	$1,558,328	$1,110,988	$2,522,205	$1,520,122	$3,314,920
Investments - affiliated, at cost	28,216	29,422	31,172	29,721	36,765	24,208	5,876
Securities on loan included in
investments - unaffiliated, at value	43,180	—	29,545	7,676	36,943	23,052	87,923

(a)	Represents partners' capital for funds structured as partnerships.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2017

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Assets
Investments - unaffiliated, at value	$365,905	$2,146,718	$607,096	$118,617
Investments - affiliated, at value	4,280	37,173	2,732	6,801
Forward foreign currency contracts	18	—	—	—
Variation margin on futures/futures options contracts	5	5	—	—
Cash	199	227	33	1
Foreign currency	60	—	—	—
Receivable from:
Investment securities sold	—	1,022	650	449
Fund shares sold	453	7,350	266	139
Dividends and interest	438	556	441	6
Total assets	371,358	2,193,051	611,218	126,013
Liabilities
Forward foreign currency contracts	2	—	—	—
Variation margin on futures/futures options contracts	13	232	27	—
Payable for:
Investment securities purchased	—	—	—	439
Return of securities loaned	2,279	5,420	28,983	6,405
Fund shares redeemed	314	856	395	82
Advisory fees	60	324	93	22
Administrative fees	47	277	74	15
12b-1 fees (Class A)	24	144	38	8
Board of managers fees	36	34	22	5
Chief compliance officer fees	—	2	1	—
Other expenses	36	215	57	3
Total liabilities	2,811	7,504	29,690	6,979
Net assets	$368,547	$2,185,547	$581,528	$119,034
Net assets consist of:
Paid-in capital	$299,520	$1,657,207	$466,254	$97,529
Undistributed (excess of distributions
over) net investment income (loss)	11,950	8,546	5,326	5,088
Accumulated net realized gain (loss)	36,546	14,684	98,109	10,989
Net unrealized appreciation (depreciation) on
investments and foreign currency	20,531	505,110	11,839	5,428
Net assets	$368,547	$2,185,547	$581,528	$119,034
Net assets - Class A	$368,521	$2,184,775	$581,066	$118,950
Shares outstanding - Class A	12,913	95,525	63,512	8,177
Net asset value per share - Class A	$28.54	$22.87	$9.15	$14.55
Net assets - Class I	$26	$772	$462	$84
Shares outstanding - Class I	1	51	52	6
Net asset value per share - Class I	$28.59	$15.08	$8.97	$13.69
Investments - unaffiliated, at cost	$345,459	$1,641,691	$595,241	$113,189
Investments - affiliated, at cost	4,210	37,173	2,732	6,801
Foreign currency cost	59	—	—	—
Securities on loan included in
investments - unaffiliated, at value	3,754	25,812	57,907	6,896

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital Consumer Discretionary Sector Fund	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital Energy Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Information Technology Sector Fund	JNL/Mellon Capital JNL 5 Fund
Investment income
Dividends (a)	$14,297	$15,995	$40,673	$25,335	$42,455	$24,533	$100,645
Foreign taxes withheld	—	—	1	(2)	—	—	(958)
Interest	—	6	—	—	—	—	—
Securities lending (a)	627	—	285	75	708	203	912
Total investment income	14,924	16,001	40,959	25,408	43,163	24,736	100,599

Expenses
Advisory fees	2,596	1,733	3,878	3,239	6,960	4,842	8,707
Administrative fees	1,537	1,015	2,306	1,942	4,247	2,966	5,231
12b-1 fees (Class A)	2,311	1,553	3,438	2,950	6,413	4,551	7,869
Licensing fees paid to third parties	87	121	130	109	239	167	262
Legal fees	5	3	8	6	13	9	17
Board of managers fees	24	15	38	30	66	46	161
Chief compliance officer fees	3	2	4	4	8	5	10
Other expenses	16	7	36	21	44	18	44
Total expenses	6,579	4,449	9,838	8,301	17,990	12,604	22,301
Expense waiver	(2)	—	—	—	(3)	—	—
Net expenses	6,577	4,449	9,838	8,301	17,987	12,604	22,301
Net investment income (loss)	8,347	11,552	31,121	17,107	25,176	12,132	78,298

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	21,705	1,689	9,783	42,523	51,669	30,590	348,933
Investments - affiliated	—	—	—	769	—	—	—
Foreign currency	—	—	—	—	—	—	287
Futures/futures options contracts	—	3,380	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	173,922	152,271	(115,741)	168,311	482,924	545,007	147,639
Investments - affiliated	—	—	—	1,578	—	—	—
Foreign currency	—	—	—	—	—	—	79
Forward foreign currency contracts	—	—	—	—	—	—	19
Futures/futures options contracts	—	27	—	—	—	—	(63)
Net realized and unrealized gain (loss)	195,627	157,367	(105,958)	213,181	534,593	575,597	496,894
Change in net assets from operations	$203,974	$168,919	$(74,837)	$230,288	$559,769	$587,729	$575,192
(a) Affiliated income	$644	$92	$296	$421	$740	$255	$17

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon Capital Nasdaq 100 Index Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital Tele-communications Sector Fund
Investment income
Dividends (a)	$14,639	$20,004	$8,871	$4,479
Foreign taxes withheld	(282)	(2)	—	—
Interest	—	11	—	—
Securities lending (a)	21	184	829	581
Total investment income	14,378	20,197	9,700	5,060

Expenses
Advisory fees	937	4,244	1,738	374
Administrative fees	530	2,604	992	194
12b-1 fees (Class A)	799	4,017	1,465	288
Licensing fees paid to third parties	34	694	121	11
Legal fees	2	7	3	1
Board of managers fees	9	39	17	3
Chief compliance officer fees	1	5	2	—
Other expenses	7	16	19	2
Total expenses	2,319	11,626	4,357	873
Net investment income (loss)	12,059	8,571	5,343	4,187

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	44,267	10,287	100,905	14,009
Investments - affiliated	1	—	—	—
Foreign currency	(96)	—	—	—
Forward foreign currency contracts	(12)	—	—	—
Futures/futures options contracts	212	6,034	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	11,619	419,968	(136,328)	(13,948)
Investments - affiliated	70	—	—	—
Foreign currency	10	—	(1)	—
Forward foreign currency contracts	16	—	—	—
Futures/futures options contracts	(4)	240	(17)	—
Net realized and unrealized gain (loss)	56,083	436,529	(35,441)	61
Change in net assets from operations	$68,142	$445,100	$(30,098)	$4,248
(a) Affiliated income	$10	$257	$5	$582

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital Consumer Discretionary Sector Fund(a)	JNL/Mellon Capital Dow Index Fund(b)	JNL/Mellon Capital Energy Sector Fund(a)	JNL/Mellon Capital Financial Sector Fund(a)	JNL/Mellon Capital Healthcare Sector Fund(a)	JNL/Mellon Capital Information Technology Sector Fund(a)	JNL/Mellon Capital JNL 5 Fund(a)
Operations
Net investment income (loss)	$8,347	$11,552	$31,121	$17,107	$25,176	$12,132	$78,298
Net realized gain (loss)	21,705	5,069	9,783	43,292	51,669	30,590	349,220
Net change in unrealized appreciation
(depreciation)	173,922	152,298	(115,741)	169,889	482,924	545,007	147,674
Change in net assets from operations	203,974	168,919	(74,837)	230,288	559,769	587,729	575,192
Distributions to shareholders
From net investment income
Class A	(11,841)	—	(31,787)	(12,021)	(24,872)	(12,404)	(76,388)
Class I	(5)	—	(27)	(5)	(11)	(5)	(279)
From net realized gains
Class A	(59,054)	—	—	(47,301)	(188,696)	(42,886)	—
Class I	(20)	—	—	(19)	(69)	(14)	—
Total distributions to shareholders	(70,920)	—	(31,814)	(59,346)	(213,648)	(55,309)	(76,667)
Share transactions[1]
Proceeds from the sale of shares
Class A	272,406	266,232	287,930	535,310	550,936	733,962	209,281
Class I(c)	18,444	16	357	282	26,325	590	272,897
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	564,364
Class I	—	—	—	—	—	—	526
Reinvestment of distributions
Class A	70,895	—	31,787	59,322	213,568	55,290	76,388
Class I	25	—	27	24	80	19	279
Cost of shares redeemed
Class A(c)	(272,210)	(162,421)	(548,287)	(392,203)	(642,921)	(418,162)	(992,460)
Class I	(2,210)	—	(483)	(263)	(1,382)	(207)	(19,845)
Change in net assets from
share transactions	87,350	103,827	(228,669)	202,472	146,606	371,492	111,430
Change in net assets	220,404	272,746	(335,320)	373,414	492,727	903,912	609,955
Net assets beginning of year	909,383	557,991	1,852,348	1,101,654	2,516,713	1,459,374	3,211,931
Net assets end of year	$1,129,787	$830,737	$1,517,028	$1,475,068	$3,009,440	$2,363,286	$3,821,886
Undistributed (excess of distributions
over) net investment income (loss)	$8,651	$—	$33,229	$17,094	$15,066	$12,225	$80,234

[1]Share transactions
Shares sold
Class A	13,748	11,009	11,551	41,794	21,856	54,346	14,663
Class I(c)	953	1	14	22	1,042	41	18,645
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	40,639
Class I	—	—	—	—	—	—	38
Reinvestment of distributions
Class A	3,751	—	1,336	4,704	8,465	3,916	5,253
Class I	1	—	1	2	3	1	19
Shares redeemed
Class A(c)	(13,809)	(6,724)	(22,115)	(30,711)	(25,708)	(30,510)	(68,833)
Class I	(108)	—	(19)	(21)	(54)	(15)	(1,332)
Change in shares
Class A	3,690	4,285	(9,228)	15,787	4,613	27,752	(8,278)
Class I	846	1	(4)	3	991	27	17,370
Purchases and sales of long term
investments
Purchase of securities	$110,470	$122,244	$101,804	$277,834	$159,275	$411,723	$3,257,627
Proceeds from sales of securities	$87,019	$3,896	$338,147	$121,308	$221,751	$78,266	$3,183,889

(a)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(b)	Effective September 25, 2017, Class I shares were offered by the Fund.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/Mellon Capital MSCI World Index Fund(a)	JNL/Mellon Capital Nasdaq 100 Index Fund(b)	JNL/Mellon Capital S&P SMid 60 Fund(b)	JNL/Mellon Capital Tele-communications Sector Fund(b)
Operations
Net investment income (loss)	$12,059	$8,571	$5,343	$4,187
Net realized gain (loss)	44,372	16,321	100,905	14,009
Net change in unrealized appreciation
(depreciation)	11,711	420,208	(136,346)	(13,948)
Change in net assets from operations	68,142	445,100	(30,098)	4,248
Distributions to shareholders
From net investment income
Class A	—	(5,938)	(4,036)	(4,202)
Class I	—	(3)	(4)	(3)
From net realized gains
Class A	—	(33,291)	(2,779)	(4,917)
Class I	—	(12)	(2)	(3)
Total distributions to shareholders	—	(39,244)	(6,821)	(9,125)
Share transactions[1]
Proceeds from the sale of shares
Class A	52,706	1,012,383	187,575	16,148
Class I(c)	25	542	305	45
Reinvestment of distributions
Class A	—	39,229	6,815	9,119
Class I	—	15	6	6
Cost of shares redeemed
Class A(c)	(90,028)	(404,361)	(396,999)	(44,688)
Class I	—	(155)	(577)	(55)
Change in net assets from
share transactions	(37,297)	647,653	(202,875)	(19,425)
Change in net assets	30,845	1,053,509	(239,794)	(24,302)
Net assets beginning of year	337,702	1,132,038	821,322	143,336
Net assets end of year	$368,547	$2,185,547	$581,528	$119,034
Undistributed (excess of distributions
over) net investment income (loss)	$11,950	$8,546	$5,326	$5,088

[1]Share transactions
Shares sold
Class A	2,046	49,182	20,651	1,081
Class I(c)	1	38	33	3
Reinvestment of distributions
Class A	—	1,832	803	628
Class I	—	1	1	1
Shares redeemed
Class A(c)	(3,480)	(19,572)	(44,636)	(2,988)
Class I	—	(11)	(64)	(4)
Change in shares
Class A	(1,434)	31,442	(23,182)	(1,279)
Class I	1	28	(30)	—
Purchases and sales of long term
investments
Purchase of securities	$499,442	$687,208	$545,238	$35,196
Proceeds from sales of securities	$527,083	$96,622	$753,941	$60,105

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)	Effective September 25, 2017, Class B shares were renamed to Class I shares.
(c)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7. in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Dow Index Fund	JNL/Mellon Capital MSCI World Index Fund(b)	JNL/Mellon Capital Nasdaq 100 Index Fund(c)	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital JNL 5 Fund	JNL/Mellon Capital Telecommunications Sector Fund(d)
Operations
Net investment income (loss)	$10,045	$12,972	$5,936	$4,037	$72,811	$4,204
Net realized gain (loss)	2,728	820	33,574	2,529	(64,246)	4,777
Net change in unrealized appreciation
(depreciation)	61,250	7,773	32,841	146,707	350,643	17,740
Change in net assets from operations	74,023	21,565	72,351	153,273	359,208	26,721
Distributions to shareholders
From net investment income
Class A	—	—	(10,103)	(4,650)	(77,640)	(3,583)
Class B	—	—	(5)	(5)	(318)	(2)
From net realized gains
Class A	—	—	(134,667)	(12,185)	—	(7,782)
Class B	—	—	(50)	(10)	—	(5)
Total distributions to shareholders	—	—	(144,825)	(16,850)	(77,958)	(11,372)
Share transactions[1]
Proceeds from the sale of shares
Class A	117,287	56,215	449,170	473,660	248,472	39,533
Class B	—	—	85	485	7,696	13
Reinvestment of distributions
Class A	—	—	144,769	16,835	77,640	11,365
Class B	—	—	55	15	318	8
Cost of shares redeemed
Class A	(128,495)	(93,707)	(276,470)	(137,456)	(685,318)	(38,610)
Class B	—	—	(89)	(205)	(8,306)	(19)
Change in net assets from
share transactions	(11,208)	(37,492)	317,520	353,334	(359,498)	12,290
Change in net assets	62,815	(15,927)	245,046	489,757	(78,248)	27,639
Net assets beginning of year	495,176	353,629	886,992	331,565	3,290,179	115,697
Net assets end of year	$557,991	$337,702	$1,132,038	$821,322	$3,211,931	$143,336
Undistributed (excess of distributions
over) net investment income (loss)	$—	$—	$5,921	$4,023	$72,092	$4,201

[1]Share Transactions
Shares Sold
Class A	5,930	2,458	24,110	56,189	19,268	5,078
Class B	—	—	7	58	574	—
Reinvestment of distributions
Class A	—	—	8,249	2,056	5,977	812
Class B	—	—	5	2	24	1
Shares tendered in reverse share split
Class A (a)	—	—	—	—	—	(17,858)
Class B (a)	—	—	—	—	—	(12)
Shares redeemed
Class A	(6,643)	(4,181)	(15,118)	(17,170)	(53,578)	(4,484)
Class B	—	—	(7)	(25)	(621)	(2)
Change in shares
Class A	(713)	(1,723)	17,241	41,075	(28,333)	(16,452)
Class B	—	—	5	35	(23)	(13)

(a) As of close of business on May 6, 2016, the Fund implemented a 3 for 1 reverse share split which resulted in a reduction in the number of shares. Shares sold and shares redeemed prior to May 6, 2016 reflected in the Statements of Changes in Net Assets were not adjusted for the reverse share split.

(b) Effective September 25, 2017, the name of JNL/Mellon Capital Global 30 Fund was changed to JNL/Mellon Capital MSCI World Index Fund.
(c) Effective September 25, 2017, the name of JNL/Mellon Capital Nasdaq 100 Fund was changed to JNL/Mellon Capital Nasdaq 100 Index Fund.
(d) Effective September 25, 2017, the name of JNL/Mellon Capital Communications Sector Fund was changed to JNL/Mellon Capital Telecommunications Sector Fund.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2016

	JNL/Mellon Capital Consumer Discretionary Sector Fund(a)	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Energy Sector Fund(b)	JNL/Mellon Capital Information Technology Sector Fund(c)
Operations
Net investment income (loss)	$11,056	$11,987	$25,227	$31,807	$11,904
Net realized gain (loss)	59,378	51,537	192,484	(28,002)	43,000
Net change in unrealized appreciation
(depreciation)	(20,508)	99,079	(348,083)	373,659	101,739
Change in net assets from operations	49,926	162,603	(130,372)	377,464	156,643
Distributions to shareholders
From net investment income
Class A	(6,230)	(10,677)	(47,489)	(30,505)	(9,127)
Class B	(2)	(7)	(19)	(26)	(4)
From net realized gains
Class A	(26,091)	(26,069)	(177,313)	—	(24,863)
Class B	(8)	(14)	(64)	—	(8)
Total distributions to shareholders	(32,331)	(36,767)	(224,885)	(30,531)	(34,002)
Share transactions[1]
Proceeds from the sale of shares
Class A	320,891	473,576	573,322	625,884	431,617
Class B	166	585	612	1,049	391
Reinvestment of distributions
Class A	32,321	36,746	224,802	30,505	33,990
Class B	10	21	83	26	12
Cost of shares redeemed
Class A	(449,283)	(244,121)	(1,089,438)	(329,647)	(408,174)
Class B	(200)	(472)	(826)	(1,016)	(351)
Change in net assets from
share transactions	(96,095)	266,335	(291,445)	326,801	57,485
Change in net assets	(78,500)	392,171	(646,702)	673,734	180,126
Net assets beginning of year	987,883	709,483	3,163,415	1,178,614	1,279,248
Net assets end of year	$909,383	$1,101,654	$2,516,713	$1,852,348	$1,459,374
Undistributed (excess of distributions
over) net investment income (loss)	$12,227	$11,976	$9,994	$31,770	$12,502

[1]Share Transactions
Shares Sold
Class A	18,067	42,262	23,743	26,173	39,876
Class B	8	53	26	41	34
Reinvestment of distributions
Class A	1,849	3,589	9,843	1,203	3,003
Class B	1	2	4	1	1
Shares redeemed
Class A	(25,467)	(23,861)	(45,264)	(13,538)	(38,885)
Class B	(11)	(43)	(35)	(40)	(31)
Change in shares
Class A	(5,551)	21,990	(11,678)	13,838	3,994
Class B	(2)	12	(5)	2	4
(a)	Effective September 25, 2017, the name of JNL/Mellon Capital Consumer Brands Sector Fund was changed to JNL/Mellon Capital Consumer Discretionary Sector Fund.
(b)	Effective September 25, 2017, the name of JNL/Mellon Capital Oil & Gas Sector Fund was changed to JNL/Mellon Capital Energy Sector Fund.
(c)	Effective September 25, 2017, the name of JNL/Mellon Capital Technology Sector Fund was changed to JNL/Mellon Capital Information Technology Sector Fund.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)

JNL/Mellon Capital Consumer Discretionary Sector Fund(g)
Class A
12/31/17		18.29	0.16	3.74	3.90	(0.23)	(1.15)	20.81	22.10	1,111,519	8	0.64	0.64	0.81
12/31/16		17.87	0.21	0.86	1.07	(0.13)	(0.52)	18.29	6.16	909,097	13	0.65	0.65	1.19
12/31/15		18.16	0.16	0.93	1.09	(0.08)	(1.30)	17.87	5.90	987,578	12	0.65	0.65	0.85
12/31/14		17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.66	0.76
12/31/13		12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.67	0.76

Class I
12/31/17	‡	18.60	0.22	3.81	4.03	(0.27)	(1.15)	21.21	22.44	18,268	8	0.31	0.36	1.08
12/31/16		18.16	0.25	0.87	1.12	(0.15)	(0.52)	18.60	6.34	286	13	0.45	0.45	1.37
12/31/15		18.41	0.20	0.95	1.15	(0.10)	(1.30)	18.16	6.14	305	12	0.45	0.45	1.04
12/31/14		17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.46	0.97
12/31/13		12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.47	0.86

JNL/Mellon Capital Dow Index Fund(g)
Class A
12/31/17		21.67	0.41	5.58	5.99	—	—	27.66	27.64	830,721	1	0.66	0.66	1.71
12/31/16		18.71	0.39	2.57	2.96	—	—	21.67	15.82	557,991	6	0.66	0.66	2.01
12/31/15		18.83	0.55	(0.67)	(0.12)	—	—	18.71	(0.64)	495,176	115	0.66	0.66	2.93
12/31/14		17.15	0.50	1.18	1.68	—	—	18.83	9.80	580,759	24	0.67	0.67	2.79
12/31/13		13.14	0.43	3.58	4.01	—	—	17.15	30.52	584,429	43	0.66	0.66	2.79

Class I
12/31/17	‡‡	24.91	0.12	2.66	2.78	—	—	27.69	11.16	16	1	0.31	0.35	1.65

JNL/Mellon Capital Energy Sector Fund(g)
Class A
12/31/17		27.51	0.50	(1.37)	(0.87)	(0.54)	—	26.10	(2.98)	1,515,787	7	0.64	0.64	2.02
12/31/16		22.03	0.51	5.45	5.96	(0.48)	—	27.51	27.21	1,850,929	7	0.64	0.64	2.10
12/31/15		30.04	0.65	(7.56)	(6.91)	(0.41)	(0.69)	22.03	(23.26)	1,177,533	3	0.64	0.64	2.36
12/31/14		34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	0.65	1.61
12/31/13		28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	0.66	1.48

Class I
12/31/17	‡	27.93	0.57	(1.39)	(0.82)	(0.59)	—	26.52	(2.73)	1,241	7	0.40	0.42	2.26
12/31/16		22.35	0.57	5.53	6.10	(0.52)	—	27.93	27.47	1,419	7	0.44	0.44	2.32
12/31/15		30.46	0.71	(7.67)	(6.96)	(0.46)	(0.69)	22.35	(23.11)	1,081	3	0.44	0.44	2.54
12/31/14		34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	0.45	1.81
12/31/13		28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	0.46	1.66

JNL/Mellon Capital Financial Sector Fund(g)
Class A
12/31/17		12.24	0.17	2.13	2.30	(0.12)	(0.48)	13.94	19.32	1,474,386	9	0.64	0.64	1.32
12/31/16		10.43	0.18	2.22	2.40	(0.17)	(0.42)	12.24	24.10	1,101,086	37	0.65	0.65	1.70
12/31/15		11.20	0.19	(0.31)	(0.12)	(0.12)	(0.53)	10.43	(1.12)	709,127	13	0.65	0.65	1.69
12/31/14		10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	0.66	1.44
12/31/13		7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	0.67	1.24

Class I
12/31/17	‡	12.25	0.20	2.14	2.34	(0.14)	(0.48)	13.97	19.60	682	9	0.40	0.41	1.57
12/31/16		10.44	0.20	2.22	2.42	(0.19)	(0.42)	12.25	24.32	568	37	0.45	0.45	1.90
12/31/15		11.20	0.21	(0.31)	(0.10)	(0.13)	(0.53)	10.44	(0.88)	356	13	0.45	0.45	1.86
12/31/14		10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	0.46	1.62
12/31/13		7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	0.47	1.42

JNL/Mellon Capital Healthcare Sector Fund(g)
Class A
12/31/17		22.51	0.22	4.85	5.07	(0.23)	(1.72)	25.63	22.63	2,982,947	6	0.64	0.64	0.89
12/31/16		25.61	0.22	(1.17)	(0.95)	(0.45)	(1.70)	22.51	(3.82)	2,515,843	7	0.64	0.64	0.92
12/31/15		25.09	0.21	1.41	1.62	(0.11)	(0.99)	25.61	6.58	3,162,298	15	0.64	0.64	0.78
12/31/14		20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.65	0.89
12/31/13		14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	0.66	1.14

Class I
12/31/17	‡	22.60	0.30	4.85	5.15	(0.28)	(1.72)	25.75	22.91	26,493	6	0.31	0.36	1.16
12/31/16		25.72	0.27	(1.18)	(0.91)	(0.51)	(1.70)	22.60	(3.67)	870	7	0.44	0.44	1.12
12/31/15		25.16	0.26	1.43	1.69	(0.14)	(0.99)	25.72	6.82	1,117	15	0.44	0.44	0.97
12/31/14		20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	0.45	1.09
12/31/13		14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	0.46	1.35

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Information Technology Sector Fund(g)
Class A
12/31/17		11.53	0.08	4.07	4.15	(0.08)	(0.29)	15.31	36.31		2,362,209	4	0.64	0.64	0.61
12/31/16		10.43	0.10	1.28	1.38	(0.08)	(0.21)	11.53	13.30		1,458,878	13	0.64	0.64	0.92
12/31/15		10.77	0.09	0.40	0.49	(0.06)	(0.77)	10.43	4.41		1,278,843	7	0.64	0.64	0.82
12/31/14		9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61		975,364	29	0.66	0.66	0.97
12/31/13		7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18		608,457	12	0.67	0.67	1.05

Class I
12/31/17	‡	11.73	0.12	4.14	4.26	(0.10)	(0.29)	15.60	36.62		1,077	4	0.39	0.40	0.84
12/31/16		10.61	0.12	1.30	1.42	(0.09)	(0.21)	11.73	13.44		496	13	0.44	0.44	1.13
12/31/15		10.92	0.11	0.43	0.54	(0.08)	(0.77)	10.61	4.75		405	7	0.44	0.44	1.02
12/31/14		9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79		402	29	0.46	0.46	1.17
12/31/13		7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46		381	12	0.47	0.47	1.25

JNL/Mellon Capital JNL 5 Fund(g)
Class A
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93		3,535,728	89	0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18		3,199,574	74	0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)		3,278,583	74	0.64	0.64	2.26
12/31/14		12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32		3,461,552	65	0.64	0.64	2.65
12/31/13		9.43	0.23	2.75	2.98	(0.30)	—	12.11	31.68	(h)	3,586,432	59	0.64	0.64	2.11

Class I
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24		286,158	89	0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40		12,357	74	0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)		11,596	74	0.44	0.44	2.46
12/31/14		12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59		11,465	65	0.44	0.44	2.83
12/31/13		9.45	0.25	2.76	3.01	(0.32)	—	12.14	31.96	(h)	10,840	59	0.44	0.44	2.31

JNL/Mellon Capital MSCI World Index Fund(g)
Class A
12/31/17		23.54	0.88	4.12	5.00	—	—	28.54	21.24		368,521	142	0.66	0.66	3.41
12/31/16		22.01	0.87	0.66	1.53	—	—	23.54	6.95		337,702	5	0.66	0.66	3.86
12/31/15		23.99	0.87	(2.85)	(1.98)	—	—	22.01	(8.25)		353,629	125	0.69	0.69	3.65
12/31/14		21.64	1.42	0.93	2.35	—	—	23.99	10.86		382,929	29	0.70	0.70	6.50
12/31/13		19.10	0.88	1.66	2.54	—	—	21.64	13.30	(h)	412,489	49	0.70	0.70	4.25

Class I
12/31/17	‡‡	26.99	0.11	1.49	1.60	—	—	28.59	5.93		26	142	0.33	0.38	1.39

JNL/Mellon Capital Nasdaq 100 Index Fund(g)
Class A
12/31/17		17.66	0.10	5.53	5.63	(0.06)	(0.36)	22.87	32.09		2,184,775	6	0.67	0.67	0.49
12/31/16		18.93	0.12	1.37	1.49	(0.19)	(2.56)	17.66	7.94		1,131,773	148	0.68	0.68	0.63
12/31/15		21.29	0.22	0.08	0.30	(0.11)	(2.55)	18.93	1.43		886,744	85	0.68	0.68	1.04
12/31/14		19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44		1,007,193	55	0.68	0.68	0.61
12/31/13		13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10		609,174	79	0.68	0.68	0.32

Class I
12/31/17	‡	11.75	0.10	3.68	3.78	(0.09)	(0.36)	15.08	32.42		772	6	0.42	0.44	0.74
12/31/16		13.46	0.11	0.97	1.08	(0.23)	(2.56)	11.75	8.18		265	148	0.48	0.48	0.83
12/31/15		15.90	0.21	0.05	0.26	(0.15)	(2.55)	13.46	1.65		248	85	0.48	0.48	1.31
12/31/14		14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67		542	55	0.48	0.48	0.82
12/31/13		10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44		381	79	0.48	0.48	0.53

JNL/Mellon Capital S&P SMid 60 Fund(g)
Class A
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)		581,066	82	0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40		820,565	56	0.66	0.66	0.85
12/31/15		12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)		331,230	79	0.67	0.67	1.20
12/31/14		13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50		487,496	83	0.66	0.66	1.49
12/31/13		10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89		670,340	74	0.66	0.66	0.50

Class I
12/31/17	‡	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)		462	82	0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42		757	56	0.46	0.46	1.06
12/31/15		12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)		335	79	0.47	0.47	1.41
12/31/14		13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79		455	83	0.46	0.46	1.73
12/31/13		10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17		625	74	0.46	0.46	0.66

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b)(c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)
JNL/Mellon Capital Telecommunications Sector Fund(g)
Class A
12/31/17		15.15		0.49		0.04		0.53		(0.52)		(0.61)		14.55		3.53	118,950	27	0.68	0.68	3.24
12/31/16		13.39	(i)	0.47	(i)	2.57	(i)	3.04	(i)	(0.40)		(0.87)		15.15		23.55	143,245	24	0.68	0.68	3.18
12/31/15		14.01	(i)	0.40	(i)	(0.02)	(i)	0.38	(i)	(0.54)	(i)	(0.46)	(i)	13.39	(i)	2.73	115,618	21	0.68	0.68	2.82
12/31/14		13.64	(i)	0.44	(i)	0.32	(i)	0.76	(i)	(0.39)	(i)	—		14.01	(i)	5.52	134,685	56	0.68	0.68	3.12
12/31/13		11.51	(i)	0.41	(i)	2.00	(i)	2.41	(i)	(0.28)	(i)	—		13.64	(i)	21.02	136,987	48	0.70	0.70	3.21

Class I
12/31/17	‡	14.32		0.49		0.05		0.54		(0.56)		(0.61)		13.69		3.77	84	27	0.44	0.45	3.46
12/31/16		12.72	(i)	0.47	(i)	2.43	(i)	2.90	(i)	(0.43)		(0.87)		14.32		23.69	91	24	0.48	0.48	3.40
12/31/15		13.37	(i)	0.35	(i)	0.04	(i)	0.39	(i)	(0.58)	(i)	(0.46)	(i)	12.72	(i)	2.92	79	21	0.48	0.48	2.56
12/31/14		13.04	(i)	0.45	(i)	0.30	(i)	0.75	(i)	(0.42)	(i)	—		13.37	(i)	5.74	88	56	0.48	0.48	3.34
12/31/13		11.00	(i)	0.42	(i)	1.91	(i)	2.33	(i)	(0.29)	(i)	—		13.04	(i)	21.34	109	48	0.50	0.50	3.44

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)	Portfolio turnover is not annualized for periods of less than one year.
(f)

The expenses for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital MSCI World Index Fund - 13.19%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

(i)	On May 6, 2016, the Fund effected a 3 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC ("JNL Variable Fund" or “Company”) is an open-end management investment company, organized as a limited liability company under the laws of Delaware, by an operating agreement dated February 11, 1999, as amended and restated December 3, 2014. The Company is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) and its shares are registered under the Securities Act of 1933, as amended ("1933 Act"). The JNL Variable Fund operates as a “series” fund, and at December 31, 2017, consisted of eleven (11) separate series, (each a “Fund”, and collectively, “Funds"). Each Fund is non-diversified for purposes of the 1940 Act. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund

Mellon Capital Management Corporation

All Funds offer Class A shares. Prior to September 25, 2017, all Funds, except for JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital MSCI World Index Fund, also offered Class B shares. Effective September 25, 2017, all Class B shares were renamed Class I shares. Effective September 25, 2017, JNL/Mellon Capital Dow Index Fund and JNL/Mellon Capital MSCI World Index Fund also offer Class I shares. Class I shares have the same expenses and rights as existed for Class B shares. Class A and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Effective September 25, 2017, JNL/Mellon Capital Nasdaq 100 Fund's name changed to JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital Global 30 Fund's name changed to JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Communications Sector Fund's name changed to JNL/Mellon Capital Telecommunications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund's name changed to JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund's named changed to JNL/Mellon Capital Energy Sector Fund and JNL/Mellon Capital Technology Sector Fund's name changed to JNL/Mellon Capital Information Technology Sector Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ('"RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Company’s organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the SEC adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The final rules have been incorporated into this report.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

NOTE 3. FASB ASC TOPIC 820, "FAIR VALUE MEASUREMENT"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,127,109	—	—	—	1,127,109
Rights	—	—	3	—	3
Short Term Investments	1,992	—	—	26,224	28,216
	1,129,101	—	3	26,224	1,155,328
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	822,179	—	—	—	822,179
Short Term Investments	29,422	783	—	—	30,205
	851,601	783	—	—	852,384
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(18)	—	—	—	(18)
	(18)	—	—	—	(18)
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,512,465	—	—	—	1,512,465
Short Term Investments	4,668	—	—	26,504	31,172
	1,517,133	—	—	26,504	1,543,637
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,467,905	—	—	—	1,467,905
Rights	—	—	3	—	3
Short Term Investments	6,827	—	—	6,805	13,632
	1,474,732	—	3	6,805	1,481,540
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	2,992,122	—	—	—	2,992,122
Rights	—	—	476	—	476
Short Term Investments	2,081	—	—	34,684	36,765
	2,994,203	—	476	34,684	3,029,363
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	2,365,606	—	—	—	2,365,606
Short Term Investments	1,220	—	—	22,988	24,208
	2,366,826	—	—	22,988	2,389,814

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	3,325,849	480,187	—	—	3,806,036
Short Term Investments	70,259	728	—	—	70,987
	3,396,108	480,915	—	—	3,877,023
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	25	—	—	—	25
Open Forward Foreign Currency Contracts	—	19	—	—	19
	25	19	—	—	44
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(88)	—	—	—	(88)
	(88)	—	—	—	(88)
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks
Argentina	119	—	—	—	119
Australia	—	9,288	—	—	9,288
Austria	—	348	—	—	348
Belgium	81	1,418	—	—	1,499
Bermuda	191	—	—	—	191
Canada	12,913	—	—	—	12,913
Denmark	—	2,486	—	—	2,486
Finland	—	1,272	—	—	1,272
France	—	13,518	—	—	13,518
Germany	—	12,518	—	—	12,518
Hong Kong	137	4,469	—	—	4,606
Ireland	2,943	661	—	—	3,604
Israel	284	354	—	—	638
Italy	—	2,922	—	—	2,922
Japan	—	32,606	—	—	32,606
Jersey	—	85	—	—	85
Luxembourg	—	355	—	—	355
Macau	—	156	—	—	156
Netherlands	702	7,351	—	—	8,053
New Zealand	—	217	—	—	217
Norway	—	899	—	—	899
Portugal	—	201	—	—	201
Singapore	1,024	1,813	—	—	2,837
Spain	—	4,309	—	—	4,309
Sweden	—	3,631	—	—	3,631
Switzerland	374	11,444	—	—	11,818
United Kingdom	1,505	20,745	—	—	22,250
United States of America	210,158	140	—	—	210,298
Preferred Stocks	772	139	—	—	911
Rights	5	—	—	—	5
Short Term Investments	5,462	170	—	—	5,632
	236,670	133,515	—	—	370,185
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	9	—	—	—	9
Open Forward Foreign Currency Contracts	—	18	—	—	18
	9	18	—	—	27
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(13)	—	—	—	(13)
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	(13)	(2)	—	—	(15)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,139,816	—	—	—	2,139,816
Short Term Investments	42,593	1,482	—	—	44,075
	2,182,409	1,482	—	—	2,183,891
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	83	—	—	—	83
	83	—	—	—	83
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	577,958	—	—	—	577,958
Short Term Investments	31,715	155	—	—	31,870
	609,673	155	—	—	609,828
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(17)	—	—	—	(17)
	(17)	—	—	—	(17)

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	118,617	—	—	—	118,617
Short Term Investments	396	—	—	6,405	6,801
	119,013	—	—	6,405	125,418

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the year ended December 31, 2017:

	Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Mellon Capital MSCI World Index Fund
Common Stocks	11,013	—

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at December 31, 2017.

NOTE 4. INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure is determined by

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities Risk. Investing in securities of foreign companies or securities issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk. A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Adviser and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange cleared derivative transactions such as futures. Exchange cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or Derivatives Clearing Organizations ("DCO"), variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of a default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund's assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on equities and indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

FASB ASC Topic 815, “Derivatives and Hedging”. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year. (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2017. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements. (3) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2017.

JNL/Mellon Capital JNL 5 Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to hedge accrued dividends and to manage cash flows. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital JNL 5 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2017
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	19	—	19
Total derivative instruments assets	—	—	—	19	—	19
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2017
Net realized gain (loss) on:
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	19	—	19
Futures/futures options contracts	—	—	(63)	—	—	(63)

JNL/Mellon Capital JNL 5 Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	1,450	304	—	—	—	—

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

JNL/Mellon Capital MSCI World Index Fund Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to hedge accrued dividends and to manage cash flows. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon Capital MSCI World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2017
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	18	—	18
Total derivative instruments assets	—	—	—	18	—	18
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	2	—	2
Total derivative instruments liabilities	—	—	—	2	—	2
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2017
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(12)	—	(12)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	16	—	16
Futures/futures options contracts	—	—	(4)	—	—	(4)

JNL/Mellon Capital MSCI World Index Fund – Average Derivative Volume1

	Cost of Options Purchased and Written	Notional Value at Purchase of Futures Contracts	Cost of Forward Foreign Currency Contracts	Notional Amount of Interest Rate Swap Agreements	Notional Amount of Cross-Currency Swap Agreements	Notional Amount of Credit Default Swap Agreements	Notional Amount of Total Return Swap Agreements
Average monthly volume	—	1,157	590	—	—	—	—

1 The derivative instruments outstanding as of December 31, 2017, as disclosed in the Schedules of Investments, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2017, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

The derivative strategy for Funds which held only one type of derivative during the year is as follows: JNL/Mellon Capital DowSM Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund and JNL/Mellon Capital S&P SMid 60 Fund entered into futures contracts as a substitute for investment in physical securities, to hedge accrued dividends and to manage cash flows.

The derivative instruments outstanding as of December 31, 2017, as disclosed in the Schedules of Investments, and the amounts of realized and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2017, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

Notional Value at Purchase of Futures Contracts ($)
JNL/Mellon Capital Dow Index Fund	11,669
JNL/Mellon Capital Nasdaq 100 Index Fund	30,745
JNL/Mellon Capital S&P SMid 60 Fund	305

Pledged Collateral. The following table summarizes cash and securities collateral pledged (in thousands) for the Funds at December 31, 2017:

	Counterparties	Pledged or Segregated Securities($)
JNL/Mellon Capital Dow Index Fund	GSC	783
JNL/Mellon Capital JNL 5 Fund	GSC	728
JNL/Mellon Capital MSCI World Index Fund	GSC	170
JNL/Mellon Capital Nasdaq 100 Index Fund	GSC	1,482
JNL/Mellon Capital S&P SMid 60 Fund	GSC	155

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of December 31, 2017. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Company has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except for overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers ("Independent Managers") and independent legal counsel to the Independent Managers, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Funds' Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Prior to September 25, 2017, the advisory fee and administrative fee for each Fund was as follows:

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Capital Consumer Discretionary Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Dow Index Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Energy Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital Information Technology Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital MSCI World Index Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Nasdaq 100 Index Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.34	0.31	0.28	0.27	0.27	0.15	0.13
JNL/Mellon Capital Telecommunications Sector Fund	0.34	0.31	0.28	0.27	0.26	0.15	0.13

Effective September 25, 2017, the advisory fee and administrative fee for each Fund is as follows:

	Advisory Fee (m-millions; b-billions)					Administrative Fee (b-billions)
	$0 to $50m %	$50m to $100m %	$100m to $750m %	$750m to $3b %	Over $3b %	$0 to $3b %	Over $3b %
JNL/Mellon Capital Consumer Discretionary Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Dow Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Energy Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Financial Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Healthcare Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Information Technology Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital JNL 5 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital MSCI World Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Nasdaq 100 Index Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital S&P SMid 60 Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13
JNL/Mellon Capital Telecommunications Sector Fund	0.24	0.21	0.18	0.17	0.16 – 0.15	0.15	0.13

Administrative Fee Waiver. Effective September 25, 2017, pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of each Fund, with the exception of the JNL/Mellon Capital JNL 5 Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. Prior to July 1, 2017, the Funds’ Plan was structured as a reimbursement plan. Under a reimbursement plan, 12b-1 payments may not exceed the maximum 12b-1 fee or allowable distribution and related shareholding servicing expenses incurred by the distributor, as defined in the Plan. Effective July 1, 2017, the Funds’ Plan was restructured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, prior to September 25, 2017, each Fund accrued the Rule 12b-1 fee daily, at the maximum annual rate up to 0.20% of the average daily net assets attributable to Class A shares. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby Independent Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of managers fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of managers fees set forth in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are Funds for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. There were no 17a-7 transactions that were deemed significant by the Adviser during the year ended December 31, 2017.

Share Transactions. On September 25, 2017, JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in each Fund was sold from Class A shares and purchased into Class I shares. Proceeds from the sale of shares, cost of shares redeemed, shares sold and shares redeemed in the Statements of Changes in Net Assets includes the simultaneous redemption of Class A shares and purchase of Class I shares as follows:

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/Mellon Capital Consumer Discretionary Sector Fund	(17,374)	(916)	17,374	900
JNL/Mellon Capital Healthcare Sector Fund	(24,976)	(992)	24,976	988
JNL/Mellon Capital JNL 5 Fund	(263,477)	(18,046)	263,477	18,009

NOTE 8. BORROWING ARRANGEMENTS

The Funds are party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to the lesser of $600,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. During the year, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 9. FUND ACQUISITION

Tax Free Exchange. The following tables include information (in thousands) relating to the acquisition completed on April 24, 2017. The acquisition was completed by a tax free exchange of Class A and B shares for the acquired and acquiring Fund indicated below pursuant to a of reorganization approved by the Board and at a special meeting of the Fund shareholders on March 20, 2017. The purpose of the acquisition was to combine Funds with similar investment objectives but different investment strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date($)	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date($)	Shares of Aquiring Fund Issued in Exchange
JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital JNL 5 Fund
Class A	Class A	564,364	36,870	3,142,969	226,284	40,639
Class B	Class B	526	45	11,877	853	38

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund were as follows:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital S&P 24 Fund	484,732	499,444	14,712

Assuming the acquisition had been completed on January 1, 2017, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the year ended December 31, 2017, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Capital JNL 5 Fund	80,695	376,293	130,249	587,237

Because the combined investment portfolios have been managed as a single integrated portfolio since each acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the acquiring Fund’s Statement of Operations since April 24, 2017 for the acquisition.

NOTE 10. INCOME TAX MATTERS

Effective April 24, 2017, JNL/Mellon Capital Dow Index Fund is treated as a partnership for federal income tax purposes. The Fund is generally not subject to federal income tax, and therefore, there is no provision for federal income taxes.

Effective January 1, 2017, JNL/Mellon Capital MSCI World Index Fund converted to a RIC. Each Fund is a separate entity for federal income tax purposes. Each of the Funds, except for JNL/Mellon Capital Dow Index Fund, intend to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or Real Estate Investment Trusts (“REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Undistributed Net Investment Income (Loss)($)	Accumulated Net Realized Gain (Loss)($)	Paid-in Capital($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	(77)	77	—
JNL/Mellon Capital Energy Sector Fund	2,152	(2,152)	—
JNL/Mellon Capital Financial Sector Fund	37	(37)	—
JNL/Mellon Capital Healthcare Sector Fund	4,779	(4,779)	—
JNL/Mellon Capital JNL 5 Fund	6,511	180,378	(186,889)
JNL/Mellon Capital MSCI World Index Fund	(109)	(7,826)	7,935
JNL/Mellon Capital Nasdaq 100 Index Fund	(5)	5	—
JNL/Mellon Capital Telecommunications Sector Fund	905	(905)	—

At December 31, 2017, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon Capital Energy Sector Fund	—	—	5,602	19,293	24,895
JNL/Mellon Capital JNL 5 Fund	—	—	46,666	—	46,666

As of December 31, 2017, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RIC's were as follows:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	911,705	300,953	(57,330)	243,623
JNL/Mellon Capital Energy Sector Fund	1,629,148	186,688	(272,199)	(85,511)
JNL/Mellon Capital Financial Sector Fund	1,159,996	331,669	(10,125)	321,544
JNL/Mellon Capital Healthcare Sector Fund	2,565,955	690,411	(227,003)	463,408
JNL/Mellon Capital Information Technology Sector Fund	1,554,175	865,773	(30,134)	835,639
JNL/Mellon Capital JNL 5 Fund	3,331,486	642,918	(97,381)	545,537
JNL/Mellon Capital MSCI World Index Fund	349,979	26,260	(6,054)	20,206
JNL/Mellon Capital Nasdaq 100 Index Fund	1,680,455	528,872	(25,436)	503,436
JNL/Mellon Capital S&P SMid 60 Fund	598,661	80,956	(69,789)	11,167
JNL/Mellon Capital Telecommunications Sector Fund	123,253	14,569	(12,404)	2,165

As of December 31, 2017, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Mellon Capital JNL 5 Fund
Futures Contracts	(63)	—	—	—
Forward Foreign Currency Contracts	19	—	—	—
JNL/Mellon Capital MSCI World Index Fund
Futures Contracts	(5)	9	(8)	1
Forward Foreign Currency Contracts	16	—	—	—
JNL/Mellon Capital Nasdaq 100 Index Fund
Futures Contracts	83	—	—	—
JNL/Mellon Capital S&P SMid 60 Fund
Futures Contracts	(17)	—	—	—

As of December 31, 2017, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	8,546	21,823	243,601	—
JNL/Mellon Capital Energy Sector Fund	40,024	—	(85,564)	(24,895)
JNL/Mellon Capital Financial Sector Fund	17,951	36,525	321,519	—
JNL/Mellon Capital Healthcare Sector Fund	29,164	47,706	463,348	—
JNL/Mellon Capital Information Technology Sector Fund	12,898	29,386	835,598	—
JNL/Mellon Capital JNL 5 Fund	79,647	—	545,267	(46,666)
JNL/Mellon Capital MSCI World Index Fund	28,434	20,417	20,176	—
JNL/Mellon Capital Nasdaq 100 Index Fund	14,047	10,890	503,403	—
JNL/Mellon Capital S&P SMid 60 Fund	15,491	88,639	11,144	—
JNL/Mellon Capital Telecommunications Sector Fund	5,671	13,675	2,159	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for open wash sale loss deferrals.

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	11,846	59,074
JNL/Mellon Capital Energy Sector Fund	31,814	—
JNL/Mellon Capital Financial Sector Fund	15,022	44,324
JNL/Mellon Capital Healthcare Sector Fund	26,607	187,042
JNL/Mellon Capital Information Technology Sector Fund	13,050	42,259
JNL/Mellon Capital JNL 5 Fund	76,667	—
JNL/Mellon Capital Nasdaq 100 Index Fund	5,941	33,303
JNL/Mellon Capital S&P SMid 60 Fund	4,040	2,781
JNL/Mellon Capital Telecommunications Sector Fund	4,935	4,190

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the year ended December 31, 2017.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2016 was as follows:

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2017

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/Mellon Capital Consumer Discretionary Sector Fund	7,446	24,885
JNL/Mellon Capital Energy Sector Fund	30,531	—
JNL/Mellon Capital Financial Sector Fund	10,844	25,923
JNL/Mellon Capital Healthcare Sector Fund	71,787	153,098
JNL/Mellon Capital Information Technology Sector Fund	11,533	22,468
JNL/Mellon Capital JNL 5 Fund	77,958	—
JNL/Mellon Capital Nasdaq 100 Index Fund	47,139	97,686
JNL/Mellon Capital S&P SMid 60 Fund	4,655	12,195
JNL/Mellon Capital Telecommunications Sector Fund	5,258	6,114

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2017.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

Board of Managers. Effective January 1, 2018, two new Independent Managers joined the Board and one retired. Effective January 1, 2018, the Board consists of 11 Managers, which includes 10 Independent Managers and one Interested Manager.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers
JNL Variable Fund LLC:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC including JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund, JNL/Mellon Capital S&P SMid 60 Fund and JNL/Mellon Capital Telecommunications Sector Fund (the “Funds”) as of December 31, 2017, the related statements of operations, for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians, transfer agents and brokers or other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as auditor of certain JNL investment companies since 2001.

Chicago, Illinois

February 23, 2018

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2017

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 07/01/17($)	Ending Account Value 12/31/17($)	Expenses Paid During Period($)†	Beginning Account Value 07/01/17($)	Ending Account Value 12/31/17($)	Expenses Paid During Period($)††
JNL/Mellon Capital Consumer Discretionary Sector Fund
Class A	0.65	1,000.00	1,102.30	3.44	1,000.00	1,021.93	3.31
Class I	0.31	1,000.00	1,103.90	1.64	1,000.00	1,023.64	1.58
JNL/Mellon Capital Dow Index Fund
Class A	0.66	1,000.00	1,168.10	3.61	1,000.00	1,021.88	3.36
Class I*	0.31	1,000.00	1,111.60	0.88	1,000.00	1,023.64	1.58
JNL/Mellon Capital Energy Sector Fund
Class A	0.65	1,000.00	1,132.40	3.49	1,000.00	1,021.93	3.31
Class I	0.36	1,000.00	1,134.40	1.94	1,000.00	1,023.39	1.84
JNL/Mellon Capital Financial Sector Fund
Class A	0.65	1,000.00	1,126.90	3.48	1,000.00	1,021.93	3.31
Class I	0.36	1,000.00	1,128.80	1.93	1,000.00	1,023.39	1.84
JNL/Mellon Capital Healthcare Sector Fund
Class A	0.64	1,000.00	1,050.00	3.31	1,000.00	1,021.98	3.26
Class I	0.30	1,000.00	1,051.40	1.55	1,000.00	1,023.69	1.53
JNL/Mellon Capital Information Technology Sector Fund
Class A	0.64	1,000.00	1,172.00	3.50	1,000.00	1,021.98	3.26
Class I	0.35	1,000.00	1,174.10	1.92	1,000.00	1,023.44	1.79
JNL/Mellon Capital JNL 5 Fund
Class A	0.64	1,000.00	1,127.90	3.43	1,000.00	1,021.98	3.26
Class I	0.34	1,000.00	1,129.40	1.82	1,000.00	1,023.49	1.73
JNL/Mellon Capital MSCI World Index Fund
Class A	0.67	1,000.00	1,117.00	3.58	1,000.00	1,021.83	3.41
Class I*	0.33	1,000.00	1,059.30	0.91	1,000.00	1,023.54	1.68
JNL/Mellon Capital Nasdaq 100 Index Fund
Class A	0.67	1,000.00	1,134.60	3.60	1,000.00	1,021.83	3.41
Class I	0.38	1,000.00	1,136.60	2.05	1,000.00	1,023.29	1.94
JNL/Mellon Capital S&P SMid 60 Fund
Class A	0.67	1,000.00	1,079.30	3.51	1,000.00	1,021.83	3.41
Class I	0.38	1,000.00	1,080.30	1.99	1,000.00	1,023.29	1.94
JNL/Mellon Capital Telecommunications Sector Fund
Class A	0.69	1,000.00	1,023.90	3.52	1,000.00	1,021.73	3.52
Class I	0.40	1,000.00	1,024.80	2.04	1,000.00	1,023.19	2.04

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period). For Classes with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 98/365 (to reflect the period since the Class’ inception).

* Class I has less than 6-month’s operating history and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.

‡ The expenses for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2017

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3), by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)

	Position(s) Held with the Fund (Length of Time Served)	Number of Portfolios in JNL Fund Complex Overseen by Manager
Interested Manager
Mark D. Nerud (51) [1] 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present) President and Chief Executive Officer (12/2006 to present)	162

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer of JNAM (1/2010 to present); President of JNAM (1/2007 to present); Managing Board Member of JNAM (5/2015 to present); President and Chief Executive Officer of other investment companies advised by JNAM (8/2014 to present, 8/2012 to present, and 12/2006 to present); Principal Executive Officer of an investment company advised by PPM America, Inc. (11/2017 to present); President and Chief Executive Officer of Curian Series Trust (8/2014 to 2/2016); Managing Board Member of Curian Capital, LLC (1/2011 to 4/2015); Managing Board Member of Curian Clearing LLC (1/2011 to 4/2015)

Other Directorships Held by Manager During Past 5 Years: None
Independent Managers
Eric Anyah (50) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2018 to present)	162

Principal Occupation(s) During Past 5 Years:

Chief Financial Officer, The Museum of Fine Arts, Houston (10/2013 to present); Executive Vice President and Chief Financial Officer, The Art Institute of Chicago (11/2008 to 9/2013)

Other Directorships Held by Manager During Past 5 Years: None
Michael Bouchard (61) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	162
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/1999 to present)
Other Directorships Held by Manager During Past 5 Years: None
Ellen Carnahan (62) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	162
Principal Occupation(s) During Past 5 Years: Principal, Machrie Enterprises LLC (venture capital firm) (7/2007 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Manager During Past 5 Years:

Director, Paylocity (11/2016 to present); Director and Audit Committee Member, ENOVA International Inc. (5/2015 to present); Director (5/2003 to 6/2015), Governance Committee Member (5/2003 to 5/2013), Governance Committee Chair (5/2010 to 5/2013), Finance Committee Member (5/2003 to 5/2013), Audit Committee Member (5/2003 to 6/2015), Environmental Committee Member (5/2013 to 6/2015), Integrys Energy Group

William J. Crowley, Jr. (72) 1 Corporate Way Lansing, MI 48951	Chair of the Board 3 (1/2014 to present) Manager 2 (1/2007 to present)	162
Principal Occupation(s) During Past 5 Years: Board Member of a corporate board (see below)

Other Directorships Held by Manager During Past 5 Years:

Director (7/2009 to 7/2016), Audit Committee Member (7/2009 to 9/2013), Audit Committee Chair (5/2012 to 9/2013), Massey Litigation Advisory Committee Chair (9/2013 to 7/2016), Safety, Health, Environmental and Sustainability Committee Member (5/2012 to 7/2016), Capital Markets Committee Member (5/2010 to 7/2016), Alpha Natural Resources

Managers and Officers of JNL Variable Fund LLC (“Fund”)

	Position(s) Held with the Fund (Length of Time Served)	Number of Portfolios in JNL Fund Complex Overseen by Manager
Michelle Engler (59) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/2000 to present)	162
Principal Occupation(s) During Past 5 Years: Partner, Engler LLC (consulting firm) (2013 to present); Attorney (1983 to present)
Other Directorships Held by Manager During Past 5 Years: None
John Gillespie (64) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	162

Principal Occupation(s) During Past 5 Years:

Chief Financial Advisor, Yosi, Inc. (healthcare services software company) (1/2017 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2/2013 to present); Investor, Business Writer, and Advisor (10/2006 to present)

Other Directorships Held by Manager During Past 5 Years: None
William R. Rybak (66) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	162
Principal Occupation(s) During Past 5 Years: Retired private investor (5/2000 to present); Board Member of various corporate boards (see below)

Other Directorships Held by Manager During Past 5 Years:

Director (2010 to present), Board Chair (2/2016 to present), Audit Committee Chair (2012 to present), Christian Brothers Investment Services, Inc.; Trustee (10/2012 to present) and Chair Emeritus (5/2009 to present), Lewis University; Director (2002 to present) and Governance Committee Chair (2004 to present), each of the Calamos Mutual Funds and Closed-End Funds; Director (12/2003 to 6/2017), Audit Committee Chair (5/2013 to 6/2017), Business Risk Committee Chair (5/2009 to 5/2013), PrivateBancorp Inc.

Mark S. Wehrle (60) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2018 to present)	162
Principal Occupation(s) During Past 5 Years: Real Estate Broker, Broker’s Guild (4/2011 to present); Adjunct Professor of Accounting, University of Denver School of Accountancy (1/2011 to 6/2014)
Other Directorships Held by Manager During Past 5 Years: Trustee, Delta Dental of Colorado (1/2012 to present); Trustee, Curian Series Trust (7/2013 to 2/2016)
Edward Wood (61) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/2013 to present)	162
Principal Occupation(s) During Past 5 Years: Chief Operating Officer, McDonnell Investment Management, LLC (8/2010 to 4/2015)
Other Directorships Held by Manager During Past 5 Years: None
Patricia A. Woodworth (62) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/2007 to present)	162
Principal Occupation(S) During Past 5 Years: Vice President, Chief Financial Officer, and Chief Operating Officer, The J. Paul Getty Trust (philanthropic organization) (12/2007 to present)
Other Directorships Held by Manager During Past 5 Years: None
[1] Mr. Nerud is an “interested person” of the Fund due to his position with JNAM, the Adviser.
[2] The Interested Manager and the Independent Managers are elected to serve for an indefinite term.

[3]  The Board Chairperson may be reelected for a second three-year term. If the Board Chairperson has served two consecutive terms, he or she may not serve again as the Board Chairperson, unless at least one year has elapsed since the end of his or her second consecutive term as Board Chairperson.

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with the Fund (Length of Time Served)
Officers
Emily J. Bennett (34) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (3/2016 to present)

Principal Occupation(s) During Past 5 Years:

Associate General Counsel of JNAM (3/2016 to present); Senior Attorney of JNAM (10/2013 to 3/2016); Attorney of JNAM (11/2011 to 10/2013); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present and 5/2012 to present); Vice President and Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Assistant Secretary of Curian Series Trust (5/2012 to 2/2016)

Kelly L. Crosser (45) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/2007 to present)

Principal Occupation(s) During Past 5 Years:

Manager of Legal Regulatory Filings and Print, JNAM (1/2018 to present); Manager of Legal Regulatory Filings and Print of Jackson National Life Insurance Company (“Jackson”) (12/2013 to 12/2017); Senior Compliance Analyst of Jackson (4/2007 to 12/2013); Assistant Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 9/2007 to present); Assistant Secretary of Curian Series Trust (11/2010 to 2/2016)

Steven J. Fredricks (47) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/2005 to present) Anti-Money Laundering Officer (12/2015 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (2/2013 to present); Chief Compliance Officer of JNAM (1/2005 to present); Chief Compliance Officer of other investment companies advised by JNAM (1/2018 to present, 8/2012 to present, and 1/2005 to present); Anti-Money Laundering Officer of other investment companies advised by JNAM (1/2018 to present and 12/2015 to present)

William P. Harding (43) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and Chief Investment Officer of JNAM (6/2014 to present); Vice President of JNAM (10/2012 to 6/2014); Vice President of other investment companies advised by JNAM (5/2014 to present and 11/2012 to present); Vice President of Curian Capital, LLC (2/2013 to 4/2015); Vice President of Curian Series Trust (5/2014 to 2/2016)

Karen J. Huizenga (52) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Financial Reporting of JNAM (7/2011 to present); Assistant Treasurer of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 12/2008 to present); Assistant Treasurer of an investment company advised by PPM America, Inc. (11/2017 to present); Assistant Treasurer of Curian Series Trust (11/2010 to 2/2016)

Daniel W. Koors (47) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present) Treasurer and Chief Financial Officer (9/2016 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President of JNAM (1/2009 to present); Chief Operating Officer of JNAM (4/2011 to present); Vice President of other investment companies advised by JNAM (1/2018 to present, 8/2012 to present, and 12/2006 to present); Treasurer and Chief Financial Officer of other investment companies advised by JNAM (9/2016 to present and 10/2011 to present); Principal Financial Officer, Treasurer, and Vice President of an investment company advised by PPM America, Inc. (11/2017 to present); Treasurer and Chief Financial Officer of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

Name, Address, and (Age)	Position(s) Held with the Fund (Length of Time Served)
Kristen K. Leeman (42) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (6/2012 to present)

Principal Occupation(s) During Past 5 Years:

Regulatory Analyst of JNAM (1/2018 to present); Regulatory Analyst of Jackson (2/2014 to 12/2017); Senior Paralegal of Jackson (3/2006 to 2/2014); Assistant Secretary of other investment companies advised by JNAM (1/2018 to present, 8/2012 to present, and 6/2012 to present)

Mia K. Nelson (35) 1 Corporate Way Lansing, MI 48951	Assistant Vice President (8/2017 to present)

Principal Occupation(s) During Past 5 Years:

Assistant Vice President – Tax of JNAM (3/2017 to present); Director – Tax of JNAM (3/2015 to 3/2017); Manager – Tax of JNAM (5/2013 to 3/2015); Assistant Vice President of other investment companies advised by JNAM (9/2017 to present and 8/2017 to present); Manager – Tax, Calamos Investments (2/2012 to 5/2013)

Joseph B. O’Boyle (55) 1 Corporate Way Lansing, MI 48951	Vice President (1/2018 to present)

Principal Occupation(s) During Past 5 Years:

Vice President of JNAM (8/2015 to present); Vice President of other investment companies advised by JNAM (1/2018 to present); Anti-Money Laundering Officer of another investment company advised by JNAM (12/2015 to 1/2018); Chief Compliance Officer of another investment company advised by JNAM (5/2012 to 1/2018); Chief Compliance Officer of Curian Series Trust (5/2012 to 2/2016)

Michael T. Piszczek (60) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)

Principal Occupation(s) During Past 5 Years:

Vice President – Tax of JNAM (7/2011 to present); Vice President of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 11/2007 to present); Vice President of Curian Series Trust (11/2010 to 2/2016)

Susan S. Rhee (46) 1 Corporate Way Lansing, MI 48951	Vice President, Chief Legal Officer, and Secretary (2/2004 to present)

Principal Occupation(s) During Past 5 Years:

Senior Vice President and General Counsel of JNAM (1/2010 to present); Secretary of JNAM (11/2000 to present); Vice President, Chief Legal Officer, and Secretary of other investment companies advised by JNAM (8/2012 to present, 10/2011 to present, and 2/2004 to present); Vice President and Assistant Secretary of an investment company advised by PPM America, Inc. (11/2017 to present); Vice President, Chief Legal Officer, and Secretary of Curian Series Trust (11/2010 to 2/2016)

Managers and Officers of JNL Variable Fund LLC (“Fund”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are Independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2017:

Manager	Aggregate Compensation from the JNL Variable Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex [1]
Eric O. Anyah[10]	$0	$0	$0	$0
Michael Bouchard	$24,365	$0	$0	$304,500 [8]
Ellen Carnahan	$24,165	$0	$0	$302,000 [3]
William J. Crowley, Jr. [2]	$28,406	$0	$0	$355,000 [4]
Michelle Engler	$22,964	$0	$0	$287,000
John Gillespie	$23,765	$0	$0	$297,000 [5]
Richard McLellan[9]	$22,564	$0	$0	$282,000
William R. Rybak	$24,965	$0	$0	$312,000
Mark S. Wehrle[10]	$0	$0	$0	$0
Edward Wood	$24,165	$0	$0	$302,000 [6]
Patricia Woodworth	$22,564	$0	$0	$282,000 [7]

1 The fees paid to the Independent Managers are paid for combined service on the Boards of the Fund, JNL Series Trust, JNL Investor Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Fund Complex and affiliated investment companies on a pro-rata basis based on net assets. The total fees paid to all the Independent Managers is $2,723,500.

2  Mr. Crowley is an ex-officio member of the Governance Committee and the Audit Committee. Therefore, he does not receive any compensation as a member of these Committees.

3  Amount includes $151,000 deferred by Ms. Carnahan.

4  Amount includes $195,250 deferred by Mr. Crowley.

5  Amount includes $148,500 deferred by Mr. Gillespie.

6 Amount includes $151,000 deferred by Mr. Wood.

7 Amount includes $282,000 deferred by Ms. Woodworth.

8 Amount includes $11,738 deferred by Mr. Bouchard.

9 Mr. McLellan retired from service from the Board of the Fund Complex effective December 31, 2017.

10 Messrs. Anyah and Wehrle commenced service on the Board of the Fund Complex effective January 1, 2018.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan, 48909-7814, and by visiting www.jackson.com.

JNL VARIABLE FUND LLC

(“JNL Variable Fund”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with the Funds’ Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on June 1-2, 2017 and August 28-30, 2017, the Board, including all of the managers, who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through September 30, 2018.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or the Sub-Adviser through its relationship with the JNL Variable Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that is responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark index (“custom benchmark”). This consideration was based on JNAM’s assertion that the custom benchmark is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus. The Board also noted that comparison to peer groups provides a helpful way to measure the Funds’ performance, but noted that peer group universes are constantly evolving, and as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2016 (unless otherwise noted). When available, the Board considered one-, three-, five- and ten-year performance.

JNL/Mellon Capital Consumer Discretionary Sector Fund (formerly, JNL/Mellon Capital Consumer Brands Sector Fund), JNL/Mellon Capital DowSM Index Fund, JNL/Mellon Capital Energy Sector Fund (formerly, JNL/Mellon Capital Oil & Gas Sector Fund) and JNL/Mellon Capital Telecommunications Sector Fund (formerly, JNL/Mellon Capital Communications Sector Fund). The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew each Fund’s Agreements.

JNL/Mellon Capital Financial Sector Fund. The Board took into account that the Fund’s performance surpassed its benchmark for the ten-year period and was the same for the five-year period, though it lagged by 0.02% for the one-year period and by 0.04% for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Healthcare Sector Fund. The Board considered that the Fund’s performance surpassed its benchmark for the one- and ten-year periods, though it lagged for the three- and five-year periods. The Board also considered that the Fund’s performance was within 0.03% of its benchmark for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund. The Board considered that the Fund’s performance surpassed its custom benchmark for the one-, three- and five-year periods, though it lagged for the ten-year period. The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital MSCI World Index Fund (formerly, JNL/Mellon Capital Global 30 Fund). The Board considered that the Fund’s performance lagged its custom benchmark for all periods, though the Fund’s performance was within 0.01% of its custom benchmark for the five-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board also noted that, effective on or about September 25, 2017, the Fund’s investment strategy and objective will change, and it considered that it would be prudent to allow the investment team time to develop an investment record once these changes are implemented. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Nasdaq® 100 Index Fund (formerly, JNL/Mellon Capital Nasdaq® 100 Fund). The Board considered that the Fund’s performance surpassed its custom benchmark for the one-, three- and five-year periods and was the same for the ten-year period.  The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund. The Board considered that the Fund’s performance lagged its custom benchmark for the one-, three- and five-year periods, but noted that the Fund was within 0.03% of the custom benchmark for the three-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board also took into account JNAM’s assertion that it is comfortable with the Fund’s relative performance against its custom benchmark. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Information Technology Sector Fund (formerly, JNL/Mellon Capital Technology Sector Fund). The Board considered that the Fund’s performance surpassed its benchmark for the one- and ten-year periods, though it lagged by 0.02% for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). The Board further noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees, but took into account that peer group universes are constantly evolving, and as such, the universes of comparable funds in the Funds’ peer groups may change from time to time. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

The Board also took into account that various other fee reductions and fee changes will be implemented on or about September 25, 2017. It noted that these reductions will serve to further reduce the Funds’ advisory fees and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital Consumer Discretionary Sector Fund (formerly, JNL/Mellon Capital Consumer Brands Sector Fund), JNL/Mellon Capital DowSM Index Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Nasdaq® 100 Index Fund (formerly, JNL/Mellon Capital Nasdaq® 100 Fund), JNL/Mellon Capital Energy Sector Fund (formerly, JNL/Mellon Capital Oil & Gas Sector Fund), JNL/Mellon Capital Information Technology Sector Fund (formerly, JNL/Mellon Capital Technology Sector Fund) and JNL/Mellon Capital Telecommunications Sector Fund (formerly, JNL/Mellon Capital Communications Sector Fund). The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital MSCI World Index Fund (formerly, JNL/Mellon Capital Global 30 Fund). The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board also took into account that, effective July 1, 2017, the Funds’ sub-advisory fees were reduced. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital S&P® SMid 60 Fund. The Board considered that the Fund’s sub-advisory fee is lower than its peer group average and the advisory fee is equal to its peer group average, though the total expense ratio is two basis points higher than the peer group average. The Board also took into account that, effective July 1, 2017, the Fund’s sub-advisory fee was reduced. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that the Sub-Adviser may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Funds that the Sub-Adviser manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that the Sub-Adviser is not required to participate in the meetings and that recommendations to hire or fire the Sub-Adviser are not influenced by the Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Funds, the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL Series Trust

JNL Variable Fund LLC

One Corporate Way

Lansing, MI 48951

PRSRT STD

U.S. POSTAGE

PAID

JACKSON NATIONAL

ASSET MANAGEMENT

L.L.C.

VADV7338 02/18

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee. William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2016 and December 31, 2017. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2016	$72,905	$5,433	$0	$14,754
2017	$105,276	$10,400	$0	$0

The above Audit-Related Fees for 2016 and 2017 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

The above All Other Fees for 2016 and 2017 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2016	$147,321	$17,000	$0
2017	$21,675	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an attestation on the suitability of design and operating effectiveness of control pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2016 are the aggregate fees billed for professional services by KPMG to adviser entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2016 was $184,508. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2017 was $32,075.

(h) For the fiscal years ended December 31, 2016 and December 31, 2017, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)    Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital MSCI World Index Fund, and the JNL/Mellon Capital Information Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2017, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 99.8%
1-800-Flowers.com Inc. - Class A (a)	7	$71
Aaron's Inc.	21	820
Abercrombie & Fitch Co. - Class A (b)	22	392
Acushnet Holdings Corp.	12	253
Adient Plc	30	2,388
Adtalem Global Education Inc. (a)	19	817
Advance Auto Parts Inc.	24	2,354
Amazon.com Inc. (a)	132	154,569
AMC Entertainment Holdings Inc. - Class A (b)	16	244
AMC Networks Inc. - Class A (a)	16	891
American Axle & Manufacturing Holdings Inc. (a)	34	571
American Eagle Outfitters Inc.	56	1,051
American Outdoor Brands Corp. (a) (b)	18	227
American Public Education Inc. (a)	4	112
Aptiv Plc	86	7,339
ARAMARK Corp.	79	3,379
Asbury Automotive Group Inc. (a)	6	413
Ascena Retail Group Inc. (a)	48	113
At Home Group Inc. (a)	4	125
Autoliv Inc. (b)	28	3,604
AutoNation Inc. (a) (b)	21	1,064
AutoZone Inc. (a)	9	6,444
Barnes & Noble Education Inc. (a)	13	106
Barnes & Noble Inc.	16	109
BBX Capital Corp. - Class A	21	167
Beazer Homes USA Inc. (a)	11	206
Bed Bath & Beyond Inc.	48	1,052
Belmond Ltd. - Class A (a)	29	360
Best Buy Co. Inc.	88	6,060
Big Lots Inc. (b)	14	813
Biglari Holdings Inc. (a)	—	134
BJ's Restaurants Inc.	6	207
Bloomin' Brands Inc.	31	654
Bojangles' Inc. (a)	6	70
BorgWarner Inc.	68	3,482
Boyd Gaming Corp.	26	924
Bright Horizons Family Solutions Inc. (a)	18	1,659
Brinker International Inc.	15	582
Brunswick Corp.	28	1,575
Buckle Inc. (b)	10	228
Buffalo Wild Wings Inc. (a)	5	744
Burlington Stores Inc. (a)	22	2,763
Cable One Inc.	1	972
Caesars Entertainment Corp. (a)	46	578
CalAtlantic Group Inc.	26	1,447
Caleres Inc.	15	492
Callaway Golf Co.	32	442
Camping World Holdings Inc. - Class A	10	462
Capella Education Co.	4	309
Career Education Corp. (a)	21	255
Carmax Inc. (a)	59	3,793
Carnival Plc	113	7,515
Carriage Services Inc.	5	121
Carrol's Restaurant Group Inc. (a)	11	137
Carter's Inc.	16	1,854
Cato Corp. - Class A	8	132
Cavco Industries Inc. (a)	3	442
CBS Corp. - Class B	112	6,590
Century Communities Inc. (a)	5	170
Charter Communications Inc. - Class A (a)	63	21,063
Cheesecake Factory Inc. (b)	15	713
Chegg Inc. (a)	29	468
Chico's FAS Inc.	44	388
Childrens Place Retail Stores Inc.	6	828
Chipotle Mexican Grill Inc. (a)	8	2,400
Choice Hotels International Inc.	12	934
Churchill Downs Inc.	4	966
Chuy's Holdings Inc. (a)	5	143
Cinemark Holdings Inc.	34	1,198
	Shares/Par[1]	Value
Citi Trends Inc.	5	140
Clear Channel Outdoor Holdings Inc. - Class A	8	35
Columbia Sportswear Co.	9	643
Comcast Corp. - Class A	1,522	60,966
Conn's Inc. (a) (b)	6	228
Cooper Tire & Rubber Co.	17	607
Cooper-Standard Holding Inc. (a)	6	682
Core-Mark Holding Co. Inc.	15	481
Cracker Barrel Old Country Store Inc. (b)	6	978
Crocs Inc. (a)	25	320
D.R. Horton Inc.	115	5,878
Dana Holding Corp.	46	1,466
Darden Restaurants Inc.	41	3,910
Dave & Buster's Entertainment Inc. (a)	13	726
Deckers Outdoor Corp. (a)	11	853
Del Taco Restaurants Inc. (a)	13	157
Delphi Technologies Plc (a)	29	1,513
Denny's Corp. (a)	21	284
Dick's Sporting Goods Inc.	28	808
Dillard's Inc. - Class A (b)	5	299
DineEquity Inc. (b)	6	305
Discovery Communications Inc. - Class A (a) (b)	49	1,108
Discovery Communications Inc. - Class C (a)	69	1,464
DISH Network Corp. - Class A (a)	74	3,533
Dollar General Corp.	88	8,206
Dollar Tree Inc. (a)	77	8,262
Domino's Pizza Inc.	16	2,962
Dorman Products Inc. (a)	10	615
DSW Inc. - Class A	20	422
Duluth Holdings Inc. - Class B (a) (b)	6	104
Dunkin' Brands Group Inc.	30	1,922
El Pollo Loco Holdings Inc. (a)	7	66
Eldorado Resorts Inc. (a) (b)	15	489
Emerald Expositions Events Inc.	6	113
Entercom Communications Corp. - Class A	41	448
Entravision Communications Corp. - Class A	20	144
Ethan Allen Interiors Inc.	9	264
EW Scripps Co. - Class A (a)	17	269
Expedia Inc.	41	4,864
Express Inc. (a)	23	230
Extended Stay America Inc. - Class B	64	1,209
Fiesta Restaurant Group Inc. (a) (b)	9	168
Finish Line Inc. - Class A	13	184
Five Below Inc. (a)	18	1,203
Floor & Decor Holdings Inc. (a)	10	497
Foot Locker Inc.	41	1,900
Ford Motor Co.	1,203	15,020
Fossil Group Inc. (a) (b)	14	107
Fox Factory Holding Corp. (a)	12	457
FTD Cos. Inc. (a)	6	42
GameStop Corp. - Class A (b)	33	596
Gannett Co. Inc.	35	411
Gap Inc.	76	2,603
Garmin Ltd.	40	2,362
General Motors Co.	425	17,423
Genesco Inc. (a)	7	228
Gentex Corp.	91	1,917
Gentherm Inc. (a)	12	386
Genuine Parts Co.	48	4,519
G-III Apparel Group Ltd. (a)	13	489
GNC Holdings Inc. - Class A (a) (b)	21	77
Golden Entertainment Inc. (a)	3	113
Goodyear Tire & Rubber Co.	81	2,602
GoPro Inc. - Class A (a) (b)	35	264
Graham Holdings Co.	2	849
Grand Canyon Education Inc. (a)	15	1,331
Gray Television Inc. (a)	23	386
Green Brick Partners Inc. (a)	6	66
Group 1 Automotive Inc.	7	470
Groupon Inc. - Class A (a) (b)	134	684
Guess Inc.	20	337
H&R Block Inc.	66	1,736
Habit Restaurants Inc. - Class A (a) (b)	7	71
Hamilton Beach Brands Holding Co.	2	44
HanesBrands Inc. (b)	118	2,470

See accompanying Notes to Financial Statements.

1

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Harley-Davidson Inc. (b)	56	2,831
Hasbro Inc.	36	3,287
Haverty Furniture Cos. Inc.	6	143
Helen of Troy Ltd. (a)	8	821
Hemisphere Media Group Inc. - Class A (a)	5	59
Hibbett Sports Inc. (a)	7	136
Hilton Grand Vacations Inc. (a)	25	1,030
Hilton Worldwide Holdings Inc.	63	5,006
Home Depot Inc.	381	72,306
Hooker Furniture Corp.	3	135
Houghton Mifflin Harcourt Co. (a)	34	315
Hovnanian Enterprises Inc. - Class A (a)	42	141
HSN Inc.	11	440
Iconix Brand Group Inc. (a) (b)	13	17
ILG Inc.	37	1,044
IMAX Corp. (a)	19	430
Installed Building Products Inc. (a)	7	532
International Speedway Corp. - Class A	8	320
Interpublic Group of Cos. Inc.	126	2,547
iRobot Corp. (a) (b)	9	667
J.C. Penney Co. Inc. (a) (b)	96	303
Jack in the Box Inc.	9	915
John Wiley & Sons Inc. - Class A	15	982
K12 Inc. (a)	12	190
KB Home	26	822
Kohl's Corp.	55	2,969
La Quinta Holdings Inc. (a)	25	459
Lands' End Inc. (a) (b)	5	105
Las Vegas Sands Corp.	129	8,939
Laureate Education Inc. - Class A (a)	9	125
La-Z-Boy Inc.	15	465
LCI Industries (b)	8	1,012
Lear Corp.	22	3,872
Leggett & Platt Inc.	43	2,065
Lennar Corp. - Class A	66	4,176
LGI Homes Inc. (a) (b)	6	471
Liberty Braves Group - Class A (a)	3	67
Liberty Braves Group - Class C (a)	11	245
Liberty Broadband Corp. - Class C (a)	35	2,965
Liberty Expedia Holdings Inc. - Class A (a)	17	772
Liberty Global Plc - Class A (a) (b)	14	290
Liberty Global Plc - Class A (a)	66	2,373
Liberty Global Plc - Class C (a)	39	767
Liberty Global Plc - Class C (a)	184	6,239
Liberty Interactive Corp. QVC Group - Class A (a)	131	3,210
Liberty Media Group - Class C (a)	66	2,244
Liberty SiriusXM Group - Class A (a)	30	1,194
Liberty SiriusXM Group - Class C (a)	57	2,268
Liberty TripAdvisor Holdings Inc. - Class A (a)	21	201
Liberty Ventures - Class A (a)	26	1,422
Limited Brands Inc.	79	4,771
Lindblad Expeditions Holdings Inc. (a)	7	70
Lions Gate Entertainment Corp. - Class A (a)	18	602
Lions Gate Entertainment Corp. - Class B (a)	32	1,013
Lithia Motors Inc. - Class A	8	885
Live Nation Inc. (a)	47	1,989
LKQ Corp. (a)	100	4,082
Loral Space & Communications Inc. (a)	4	195
Lowe's Cos. Inc.	271	25,218
Lululemon Athletica Inc. (a)	33	2,583
Lumber Liquidators Holdings Inc. (a) (b)	10	299
M/I Homes Inc. (a)	8	262
Macy's Inc.	99	2,489
Madison Square Garden Co. - Class A (a)	6	1,312
Marcus Corp.	6	153
MarineMax Inc. (a)	8	154
Marriott International Inc. - Class A	103	13,919
Marriott Vacations Worldwide Corp.	7	1,010
Mattel Inc. (b)	110	1,685
McDonald's Corp.	262	45,112
MDC Holdings Inc.	14	452
MDC Partners Inc. - Class A (a)	19	185
Meredith Corp.	12	805
Meritage Homes Corp. (a)	13	644
MGM Resorts International	150	4,994
	Shares/Par[1]	Value
Michael Kors Holdings Ltd. (a)	49	3,112
Michaels Cos. Inc. (a)	39	937
Modine Manufacturing Co. (a)	15	306
Mohawk Industries Inc. (a)	21	5,667
Monarch Casino & Resort Inc. (a)	3	150
Monro Inc.	11	617
Motorcar Parts of America Inc. (a)	6	148
Movado Group Inc.	5	149
MSG Networks Inc. - Class A (a)	20	414
Murphy USA Inc. (a)	11	908
National CineMedia Inc.	20	139
Nautilus Inc. (a)	10	133
Netflix Inc. (a)	140	26,808
New Media Investment Group Inc.	18	305
New York Times Co. - Class A	41	751
Newell Brands Inc.	159	4,919
News Corp. - Class A	125	2,021
NexStar Media Group Inc. - Class A	15	1,153
Nike Inc. - Class B	425	26,584
Nordstrom Inc. (b)	40	1,917
Norwegian Cruise Line Holdings Ltd. (a)	59	3,134
NutriSystem Inc.	10	509
NVR Inc. (a)	1	4,020
Office Depot Inc.	175	618
Ollie's Bargain Outlet Holdings Inc. (a)	16	840
Omnicom Group Inc.	75	5,431
O'Reilly Automotive Inc. (a)	28	6,842
Overstock.com Inc. (a) (b)	5	306
Oxford Industries Inc.	5	355
Papa John's International Inc.	9	512
Party City Holdco Inc. (a) (b)	10	140
Penn National Gaming Inc. (a)	27	860
Penske Automotive Group Inc.	12	571
PetMed Express Inc.	6	281
Pico Holdings Inc.	7	86
Pier 1 Imports Inc.	23	95
Pinnacle Entertainment Inc. (a)	18	592
Planet Fitness Inc. - Class A (a)	28	956
Playa Hotels & Resorts NV (a)	19	202
Polaris Industries Inc. (b)	19	2,371
Pool Corp.	13	1,741
Potbelly Corp. (a)	8	103
Priceline Group Inc. (a)	16	27,576
Pulte Homes Inc.	89	2,947
PVH Corp.	25	3,430
Ralph Lauren Corp. - Class A	18	1,850
Red Robin Gourmet Burgers Inc. (a)	4	253
Red Rock Resorts Inc. - Class A	21	725
Regal Entertainment Group - Class A	38	870
Regis Corp. (a)	10	155
Rent-A-Center Inc. (b)	17	193
RH (a) (b)	10	906
Ross Stores Inc.	126	10,102
Royal Caribbean Cruises Ltd.	56	6,673
Ruth's Hospitality Group Inc.	10	209
Sally Beauty Holdings Inc. (a)	43	816
Scholastic Corp.	10	404
Scientific Games Corp. - Class A (a)	18	917
Scripps Networks Interactive Inc. - Class A	28	2,356
Sears Holdings Corp. (a) (b)	8	27
SeaWorld Entertainment Inc. (a) (b)	23	306
Service Corp. International	60	2,247
ServiceMaster Global Holdings Inc. (a)	43	2,202
Shake Shack Inc. - Class A (a) (b)	6	270
Shoe Carnival Inc.	5	130
Shutterfly Inc. (a)	9	463
Signet Jewelers Ltd. (b)	19	1,065
Sinclair Broadcast Group Inc. - Class A (b)	24	921
Sirius XM Holdings Inc. (b)	520	2,786
Six Flags Entertainment Corp.	24	1,567
Skechers U.S.A. Inc. - Class A (a)	43	1,629
Sleep Number Corp. (a)	14	531
Sonic Automotive Inc. - Class A	8	143
Sonic Corp. (b)	15	409
Sotheby's (a)	12	641

See accompanying Notes to Financial Statements.

2

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Speedway Motorsports Inc.	4	82
Standard Motor Products Inc.	7	298
Starbucks Corp.	467	26,823
Steven Madden Ltd. (a)	18	833
Stoneridge Inc. (a)	8	188
Strayer Education Inc.	4	323
Sturm Ruger & Co. Inc. (b)	6	344
Superior Industries International Inc.	8	119
Tailored Brands Inc.	13	284
Tapestry Inc.	92	4,061
Target Corp.	168	10,963
Taylor Morrison Home Corp. - Class A (a)	28	675
Tegna Inc.	66	925
Tempur Sealy International Inc. (a)	15	926
Tenneco Inc.	18	1,046
Tesla Inc. (a) (b)	43	13,436
Texas Roadhouse Inc.	21	1,131
Thor Industries Inc.	17	2,575
Tiffany & Co.	40	4,162
Tile Shop Holdings Inc.	11	104
Time Inc.	33	616
Time Warner Inc.	252	23,042
TJX Cos. Inc.	206	15,749
Toll Brothers Inc.	50	2,424
TopBuild Corp. (a)	12	882
Tower International Inc.	7	203
Tractor Supply Co.	41	3,049
TRI Pointe Homes Inc. (a)	49	887
Tribune Media Co. - Class A	26	1,085
TripAdvisor Inc. (a)	37	1,292
Tronc Inc. (a)	6	99
Tupperware Brands Corp.	16	995
Twenty-First Century Fox Inc. - Class A	340	11,743
Twenty-First Century Fox Inc. - Class B	143	4,870
Ulta Beauty Inc. (a)	19	4,284
Under Armour Inc. - Class A (a) (b)	59	850
Under Armour Inc. - Class C (a) (b)	59	784
Unifi Inc. (a)	5	187
Universal Electronics Inc. (a)	4	211
Urban Outfitters Inc. (a)	25	894
Vail Resorts Inc.	13	2,761
Vera Bradley Inc. (a)	7	84
VF Corp.	108	7,993
Viacom Inc. - Class B	114	3,500
Vista Outdoor Inc. (a)	19	274
Visteon Corp. (a)	10	1,243
Walt Disney Co.	499	53,698
Wayfair Inc. - Class A (a) (b)	12	966
Weight Watchers International Inc. (a)	9	383
Wendy's Co.	65	1,062
Whirlpool Corp.	24	3,968
WideOpenWest Inc. (a) (b)	8	87
William Lyon Homes - Class A (a)	9	258
Williams-Sonoma Inc. (b)	26	1,344
Wingstop Inc.	9	347
Winmark Corp.	1	102
Winnebago Industries Inc.	10	570
Wolverine World Wide Inc.	30	973
World Wrestling Entertainment Inc. - Class A	12	374
Wyndham Worldwide Corp.	33	3,838
Wynn Resorts Ltd.	27	4,495
Yum! Brands Inc.	106	8,652
Zumiez Inc. (a)	6	121
Total Common Stocks (cost $879,825)		1,127,109
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 1.16% (d) (e)	1,992	1,992
	Shares/Par[1]	Value
Securities Lending Collateral 2.3%
Securities Lending Cash Collateral Fund LLC, 1.30% (d) (e)	26,224	26,224
Total Short Term Investments (cost $28,216)		28,216
Total Investments 102.3% (cost $908,041)		1,155,328
Other Assets and Liabilities, Net (2.3)%		(25,541)
Total Net Assets 100.0%		$1,129,787

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 99.7%
Energy 99.7%
Anadarko Petroleum Corp.	530	$28,451
Andeavor Corp.	142	16,187
Antero Resources Corp. (a)	209	3,965
Antero Resources Midstream Management LLC	27	541
Apache Corp.	362	15,266
Arch Coal Inc. - Class A	21	1,970
Archrock Inc.	62	651
Baker Hughes a GE Co. - Class A	385	12,189
Basic Energy Services Inc. (a)	19	442
Bill Barrett Corp. (a)	79	407
Bonanza Creek Energy Inc. (a)	14	375
C&J Energy Services Inc. (a)	56	1,873
Cabot Oil & Gas Corp.	439	12,552
California Resources Corp. (a) (b)	35	673
Callon Petroleum Co. (a)	193	2,347
Carrizo Oil & Gas Inc. (a)	78	1,664
Centennial Resource Development Inc. - Class A (a)	118	2,342
Cheniere Energy Inc. (a)	192	10,324
Chesapeake Energy Corp. (a) (b)	877	3,472
Chevron Corp.	1,792	224,363
Cimarex Energy Co.	90	11,029
Clean Energy Fuels Corp. (a)	117	238
CNX Resources Corp. (a)	178	2,603
Concho Resources Inc. (a)	141	21,149
ConocoPhillips Co.	1,152	63,238
CONSOL Energy Inc. (a)	22	879
Continental Resources Inc. (a)	90	4,775
Core Laboratories NV (b)	42	4,563
CVR Energy Inc. (b)	17	633
Delek US Holdings Inc.	70	2,449
Denbury Resources Inc. (a)	388	858
Devon Energy Corp.	474	19,624
Diamond Offshore Drilling Inc. (a) (b)	65	1,217
Diamondback Energy Inc. (a)	84	10,577
Dorian LPG Ltd. (a)	—	—
Dril-Quip Inc. (a)	36	1,733
Eclipse Resources Corp. (a)	92	220
Enbridge Energy Management LLC (a)	70	944
Energen Corp. (a)	92	5,285
EnLink Midstream LLC	62	1,092
Ensco Plc - Class A	417	2,465
EOG Resources Inc.	547	58,990
EQT Corp.	240	13,653
Exterran Corp. (a)	31	970
Extraction Oil & Gas Inc. (a)	97	1,385
Exxon Mobil Corp.	4,007	335,166
Fairmount Santrol Holdings Inc. (a) (b)	151	792
Forum Energy Technologies Inc. (a)	67	1,038
Frank's International NV (b)	58	386
Gener8 Maritime Inc. (a)	44	291
Gran Tierra Energy Inc. (a) (b)	388	1,049

See accompanying Notes to Financial Statements.

3

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Green Plains Renewable Energy Inc.	38	635
Gulfport Energy Corp. (a)	160	2,041
Halcon Resources Corp. (a) (b)	74	563
Halliburton Co.	824	40,277
Helix Energy Solutions Group Inc. (a)	139	1,049
Helmerich & Payne Inc. (b)	103	6,637
Hess Corp.	271	12,886
HollyFrontier Corp.	160	8,181
International Seaways Inc. (a)	10	194
Jagged Peak Energy Inc. (a)	41	652
Keane Group Inc. (a) (b)	28	541
Kinder Morgan Inc.	1,900	34,342
Kosmos Energy Ltd. (a)	227	1,553
Laredo Petroleum Holdings Inc. (a)	152	1,609
Mammoth Energy Services Inc. (a) (b)	5	106
Marathon Oil Corp.	806	13,653
Marathon Petroleum Corp.	479	31,584
Matador Resources Co. (a)	89	2,773
Matrix Service Co. (a)	27	477
McDermott International Inc. (a)	260	1,713
Midstates Petroleum Co. Inc. (a)	8	134
Murphy Oil Corp.	155	4,813
Nabors Industries Ltd.	309	2,107
National Oilwell Varco Inc.	361	12,990
Natural Gas Services Group Inc. (a)	14	363
NCS Multistage Holdings Inc. (a) (b)	5	77
Newfield Exploration Co. (a)	189	5,946
Newpark Resources Inc. (a)	83	716
Noble Corp. Plc (a)	234	1,059
Noble Energy Inc.	439	12,780
Oasis Petroleum Inc. (a)	246	2,067
Occidental Petroleum Corp.	724	53,315
Oceaneering International Inc.	96	2,030
Oil States International Inc. (a)	49	1,399
ONEOK Inc.	359	19,202
Par Pacific Holdings Inc. (a)	22	416
Parsley Energy Inc. - Class A (a)	211	6,208
Patterson-UTI Energy Inc.	204	4,701
PBF Energy Inc. - Class A (b)	104	3,671
PDC Energy Inc. (a)	54	2,782
Peabody Energy Corp. (a)	83	3,258
Phillips 66	411	41,586
Pioneer Natural Resources Co.	161	27,830
Plains GP Holdings LP - Class A (a)	138	3,025
ProPetro Holding Corp. (a) (b)	40	804
QEP Resources Inc. (a)	232	2,219
Range Resources Corp.	237	4,048
Renewable Energy Group Inc. (a)	31	363
Resolute Energy Corp. (a) (b)	16	502
REX Stores Corp. (a)	6	474
RigNet Inc. (a)	15	227
Ring Energy Inc. (a)	47	656
Rowan Cos. Plc - Class A (a)	116	1,816
RPC Inc. (b)	62	1,595
RSP Permian Inc. (a)	114	4,650
Sanchez Energy Corp. (a) (b)	73	385
SandRidge Energy Inc. (a) (b)	33	688
Schlumberger Ltd.	1,314	88,551
SEACOR Holdings Inc. (a)	16	757
Select Energy Services Inc. - Class A (a)	22	409
SemGroup Corp. - Class A (b)	64	1,929
SM Energy Co.	97	2,132
Southwestern Energy Co. (a)	487	2,716
SRC Energy Inc. (a)	219	1,865
Stone Energy Corp. (a)	17	533
Superior Energy Services Inc. (a)	147	1,411
Tallgrass Energy GP LP - Class A	51	1,304
Targa Resources Corp.	204	9,902
TechnipFMC Plc	421	13,187
Tellurian Inc. (a)	49	477
Tetra Technologies Inc. (a)	117	500
Transocean Ltd. (a) (b)	376	4,016
Ultra Petroleum Corp. (a)	173	1,568
Unit Corp. (a)	51	1,112
US Silica Holdings Inc. (b)	79	2,568
	Shares/Par[1]	Value
Valero Energy Corp.	418	38,384
Weatherford International Plc (a)	901	3,757
Whiting Petroleum Corp. (a)	89	2,344
WildHorse Resource Development Corp. (a) (b)	17	311
Williams Cos. Inc.	782	23,857
World Fuel Services Corp.	66	1,870
WPX Energy Inc. (a)	376	5,292
Total Common Stocks (cost $1,558,328)		1,512,465
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	4,668	4,668
Securities Lending Collateral 1.8%
Securities Lending Cash Collateral Fund LLC, 1.30% (c) (d)	26,504	26,504
Total Short Term Investments (cost $31,172)		31,172
Total Investments 101.8% (cost $1,589,500)		1,543,637
Other Assets and Liabilities, Net (1.8)%		(26,609)
Total Net Assets 100.0%		$1,517,028

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.5%
Financials 98.7%
1st Source Corp.	6	$304
Access National Corp.	4	115
Affiliated Managers Group Inc.	20	4,166
Aflac Inc.	143	12,541
AG Mortgage Investment Trust Inc.	10	182
Alleghany Corp. (a)	6	3,304
Allegiance Bancshares Inc. (a)	3	120
Allstate Corp.	130	13,622
Ally Financial Inc.	164	4,769
Ambac Financial Group Inc. (a)	15	234
American Equity Investment Life Holding Co.	31	956
American Express Co.	271	26,923
American Financial Group Inc.	27	2,910
American International Group Inc.	325	19,359
American National Insurance Co.	5	641
Ameriprise Financial Inc.	54	9,197
Ameris Bancorp	14	670
Amerisafe Inc.	7	404
AmTrust Financial Services Inc. (b)	42	421
Annaly Capital Management Inc.	414	4,927
Anworth Mortgage Asset Corp.	33	180
Aon Plc - Class A	94	12,645
Arch Capital Group Ltd. (a)	47	4,306
Argo Group International Holdings Ltd.	11	662
Arlington Asset Investment Corp. - Class A (b)	10	114
Arrow Financial Corp.	4	146
Arthur J Gallagher & Co.	65	4,137
Artisan Partners Asset Management Inc. - Class A	19	736
Aspen Insurance Holdings Ltd.	22	875
Associated Bancorp	56	1,410
Associated Capital Group Inc. - Class A (b)	1	36
Assurant Inc.	20	1,980
Assured Guaranty Ltd.	44	1,497
Athene Holding Ltd. - Class A (a)	39	2,040
Atlantic Capital Bancshares Inc. (a)	11	191
Axis Capital Holdings Ltd.	31	1,541
Baldwin & Lyons Inc. - Class B	2	47
Banc of California Inc. (b)	18	378
BancFirst Corp.	6	297
Bancorp Inc. (a)	20	193
BancorpSouth Bank	29	928
Bank Mutual Corp.	17	179
Bank of America Corp.	3,612	106,618
Bank of Hawaii Corp.	16	1,336
Bank of New York Mellon Corp. (c)	373	20,089

See accompanying Notes to Financial Statements.

4

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Bank of the Ozarks Inc.	43	2,096
BankUnited Inc.	39	1,587
Banner Corp.	12	638
Bar Harbor Bankshares (b)	4	120
BB&T Corp.	291	14,461
Beneficial Bancorp Inc.	25	407
Berkshire Hathaway Inc. - Class B (a)	457	90,516
Berkshire Hills Bancorp Inc.	13	473
BGC Partners Inc. - Class A	78	1,174
BlackRock Inc.	44	22,379
Blackstone Mortgage Trust Inc. - Class A (b)	36	1,156
Blue Hills Bancorp Inc.	9	178
BofI Holding Inc. (a) (b)	21	613
BOK Financial Corp.	7	668
Boston Private Financial Holdings Inc.	30	469
Bridge Bancorp Inc.	6	195
Brighthouse Financial Inc. (a)	30	1,736
Brookline Bancorp Inc.	26	406
Brown & Brown Inc.	44	2,247
Bryn Mawr Bank Corp.	8	347
Camden National Corp.	5	205
Cannae Holdings Inc. (a)	23	391
Capital One Financial Corp.	174	17,328
Capitol Federal Financial Inc.	52	696
Carolina Financial Corp.	7	261
Cathay General Bancorp	29	1,209
CBOE Global Markets Inc.	37	4,599
CenterState Bank Corp.	21	550
Central Pacific Financial Corp.	11	318
Charles Schwab Corp.	435	22,345
Chemical Financial Corp.	26	1,418
Chubb Ltd.	168	24,543
Cincinnati Financial Corp.	57	4,251
CIT Group Inc.	49	2,429
Citigroup Inc.	957	71,225
Citizens Financial Group Inc.	181	7,586
Citizens Inc. - Class A (a) (b)	18	136
City Holdings Co.	5	344
CME Group Inc.	122	17,857
CNO Financial Group Inc.	60	1,470
CoBiz Financial Inc.	12	238
Cohen & Steers Inc.	9	425
Columbia Banking System Inc.	26	1,130
Comerica Inc.	64	5,520
Commerce Bancshares Inc.	35	1,975
Community Bank System Inc.	19	1,000
Community Trust Bancorp Inc.	7	313
ConnectOne Bancorp Inc.	12	310
Cowen Inc. - Class A (a) (b)	9	121
Crawford & Co. - Class A	5	45
Credit Acceptance Corp. (a) (b)	3	818
Cullen/Frost Bankers Inc.	22	2,078
Customers Bancorp Inc. (a)	9	241
CVB Financial Corp.	38	903
Diamond Hill Investment Group Inc.	1	310
Dime Community Bancshares Inc.	10	211
Discover Financial Services	134	10,279
Donegal Group Inc. - Class A	2	36
Donnelley Financial Solutions Inc. (a)	13	253
E*TRADE Financial Corp. (a)	98	4,876
Eagle Bancorp Inc. (a)	11	639
East West Bancorp Inc.	52	3,160
Eaton Vance Corp.	42	2,343
EMC Insurance Group Inc.	5	130
Employer Holdings Inc.	13	578
Encore Capital Group Inc. (a) (b)	9	393
Enova International Inc. (a)	8	118
Enstar Group Ltd. (a)	4	790
Enterprise Financial Services Corp.	9	426
Erie Indemnity Co. - Class A	9	1,102
Essent Group Ltd. (a)	30	1,316
Evercore Inc. - Class A	14	1,276
Everest Re Group Ltd.	15	3,305
Ezcorp Inc. - Class A (a)	16	198
FactSet Research Systems Inc.	14	2,747
	Shares/Par[1]	Value
FB Financial Corp. (a)	2	88
FBL Financial Group Inc. - Class A	4	290
FCB Financial Holdings Inc. - Class A (a)	15	765
Federal Agricultural Mortgage Corp. - Class C	3	241
Federated Investors Inc. - Class B	34	1,216
Fidelity National Financial Inc.	94	3,695
Fidelity Southern Corp.	7	157
Fifth Third Bancorp	265	8,032
Financial Engines Inc.	22	655
Financial Institutions Inc.	5	152
First American Financial Corp.	40	2,237
First Bancorp Inc.	10	366
First Bancorp Inc. (a)	83	425
First Busey Corp.	14	433
First Citizens BancShares Inc. - Class A	3	1,082
First Commonwealth Financial Corp.	34	483
First Community Bancshares Inc.	5	158
First Defiance Financial Corp.	3	153
First Financial Bancorp	21	562
First Financial Bankshares Inc. (b)	18	829
First Financial Corp.	3	152
First Foundation Inc. (a)	15	269
First Hawaiian Inc.	20	584
First Horizon National Corp.	104	2,087
First Interstate BancSystem Inc. - Class A	10	409
First Merchants Corp.	17	731
First Mid-Illinois Bancshares Inc.	3	119
First Midwest Bancorp Inc.	37	879
First of Long Island Corp.	7	193
First Republic Bank	56	4,894
FirstCash Inc.	18	1,183
Flagstar Bancorp Inc. (a)	10	374
Flushing Financial Corp.	8	232
FNB Corp.	119	1,646
Franklin Financial Network Inc. (a)	4	123
Franklin Resources Inc.	121	5,242
Fulton Financial Corp.	62	1,118
GAMCO Investors Inc. - Class A	1	39
Genworth Financial Inc. - Class A (a)	172	534
German American Bancorp Inc.	7	258
Glacier Bancorp Inc.	28	1,109
Global Indemnity Ltd. - Class A (a)	4	157
Goldman Sachs Group Inc.	133	33,772
Granite Point Mortgage Trust Inc.	15	273
Great Southern Bancorp Inc.	3	170
Great Western Bancorp Inc.	21	826
Green Bancorp Inc. (a)	6	131
Green Dot Corp. - Class A (a)	15	930
Greenhill & Co. Inc. (b)	11	206
Greenlight Capital Re Ltd. - Class A (a)	9	191
Guaranty Bancorp	10	267
Hancock Holding Co.	30	1,495
Hanmi Financial Corp.	11	329
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20	476
Hanover Insurance Group Inc.	15	1,672
HarborOne Bancorp Inc. (a)	4	73
Hartford Financial Services Group Inc.	131	7,384
HCI Group Inc.	4	112
Heartland Financial USA Inc.	9	469
Heritage Commerce Corp.	10	160
Heritage Financial Corp.	13	396
Heritage Insurance Holdings Inc. (b)	9	171
Hilltop Holdings Inc.	28	718
Home Bancshares Inc.	57	1,327
HomeStreet Inc. (a)	8	246
HomeTrust Bancshares Inc. (a)	6	159
Hope Bancorp Inc.	48	885
Horace Mann Educators Corp.	14	610
Horizon Bancorp	8	226
Houlihan Lokey Inc. - Class A	11	500
Huntington Bancshares Inc.	390	5,686
IberiaBank Corp.	20	1,546
Independent Bank Corp.	6	139
Independent Bank Corp.	10	734

See accompanying Notes to Financial Statements.

5

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Independent Bank Group Inc.	7	443
Infinity Property & Casualty Corp.	4	403
Interactive Brokers Group Inc.	24	1,434
Intercontinental Exchange Inc.	213	15,002
International Bancshares Corp.	21	815
INTL FCStone Inc. (a)	5	208
Invesco Ltd.	146	5,319
Investment Technology Group Inc.	10	188
Investors Bancorp Inc.	94	1,310
James River Group Holdings Ltd.	8	337
Janus Henderson Group Plc	70	2,668
JPMorgan Chase & Co.	1,268	135,599
Kearny Financial Corp.	28	400
Kemper Corp.	15	1,028
KeyCorp	392	7,915
Kinsale Capital Group Inc.	6	284
KKR Real Estate Finance Trust Inc. (b)	5	95
Ladder Capital Corp. - Class A	25	334
Ladenburg Thalmann Financial Services Inc.	49	155
Lakeland Bancorp Inc.	15	294
Lakeland Financial Corp.	8	393
LegacyTexas Financial Group Inc.	15	651
Legg Mason Inc.	31	1,306
LendingClub Corp. (a)	113	467
LendingTree Inc. (a) (b)	3	988
Leucadia National Corp.	116	3,085
Lincoln National Corp.	80	6,154
Live Oak Bancshares Inc.	10	233
Loews Corp.	104	5,181
LPL Financial Holdings Inc.	30	1,690
M&T Bank Corp.	49	8,387
Maiden Holdings Ltd.	26	171
MainSource Financial Group Inc.	9	341
Markel Corp. (a)	5	5,674
MarketAxess Holdings Inc.	14	2,727
Marsh & McLennan Cos. Inc.	185	15,070
MB Financial Inc.	28	1,241
MBIA Inc. (a) (b)	48	350
Mercantile Bank Corp.	5	191
Mercury General Corp.	10	548
Meridian Bancorp Inc.	17	351
Meta Financial Group Inc.	3	278
MetLife Inc.	326	16,498
MFA Financial Inc.	148	1,170
MGIC Investment Corp. (a)	131	1,847
Midland States Bancorp Inc.	6	191
Moelis & Co. - Class A	13	610
Moody's Corp.	62	9,185
Morgan Stanley	497	26,078
Morningstar Inc.	7	672
MSCI Inc.	32	4,071
NASDAQ Inc.	42	3,194
National Bank Holdings Corp. - Class A	8	275
National Commerce Corp. (a)	4	160
National General Holdings Corp.	19	374
National Western Life Group Inc. - Class A	1	248
Nationstar Mortgage Holdings Inc. (a)	13	239
Navient Corp.	103	1,367
Navigators Group Inc.	8	395
NBT Bancorp Inc.	17	639
Nelnet Inc. - Class A	8	416
New York Community Bancorp Inc.	176	2,295
Nicolet Bankshares Inc. (a)	3	172
NMI Holdings Inc. - Class A (a)	23	395
Northern Trust Corp.	78	7,816
Northfield Bancorp Inc.	16	281
Northwest Bancshares Inc.	33	549
OceanFirst Financial Corp.	10	250
Ocwen Financial Corp. (a) (b)	36	113
OFG Bancorp	14	131
Old National Bancorp	50	871
Old Republic International Corp.	91	1,944
OM Asset Management Plc	30	511
On Deck Capital Inc. (a)	8	47
OneMain Holdings Inc. (a)	28	740
	Shares/Par[1]	Value
Opus Bank (a)	7	205
Oritani Financial Corp.	12	193
Pacific Premier Bancorp Inc. (a)	15	589
PacWest Bancorp	48	2,399
Park National Corp.	5	482
Peapack Gladstone Financial Corp.	4	151
Peoples Bancorp Inc.	5	178
People's United Financial Inc.	124	2,320
People's Utah Bancorp	4	126
PHH Corp. (a)	9	93
Pinnacle Financial Partners Inc.	26	1,731
Piper Jaffray Cos.	5	454
PJT Partners Inc. - Class A	7	303
PNC Financial Services Group Inc.	173	24,951
Popular Inc.	36	1,270
PRA Group Inc. (a) (b)	17	571
Preferred Bank	5	298
Primerica Inc.	17	1,682
Principal Financial Group Inc.	105	7,388
ProAssurance Corp.	19	1,074
Progressive Corp.	210	11,805
Prosperity Bancshares Inc.	24	1,683
Provident Financial Services Inc.	24	641
Prudential Financial Inc.	154	17,662
Pzena Investment Management Inc. - Class A	4	45
QCR Holdings Inc.	5	208
Radian Group Inc.	79	1,633
Raymond James Financial Inc.	46	4,144
Regions Financial Corp.	429	7,411
Reinsurance Group of America Inc.	23	3,607
RenaissanceRe Holdings Ltd.	15	1,823
Renasant Corp.	18	719
Republic Bancorp Inc. - Class A	4	142
Republic First Bancorp Inc. (a)	13	111
RLI Corp.	14	842
S&P Global Inc.	92	15,667
S&T Bancorp Inc.	13	508
Safety Insurance Group Inc.	5	391
Sandy Spring Bancorp Inc.	9	336
Seacoast Banking Corp. of Florida (a)	15	366
SEI Investments Co.	49	3,510
Selective Insurance Group Inc.	22	1,284
ServisFirst Bancshares Inc.	15	639
Signature Bank (a)	20	2,716
Simmons First National Corp. - Class A	14	801
SLM Corp. (a)	152	1,718
South State Corp.	14	1,196
Southside Bancshares Inc.	9	300
State Auto Financial Corp.	6	181
State Bank Financial Corp.	13	378
State Street Corp.	135	13,192
Sterling Bancorp	78	1,908
Stewart Information Services Corp.	6	274
Stifel Financial Corp.	25	1,503
Stock Yards Bancorp Inc.	7	275
Sun Bancorp Inc.	2	59
SunTrust Banks Inc.	174	11,210
SVB Financial Group (a)	19	4,398
Synchrony Financial	288	11,106
Synovus Financial Corp.	44	2,120
T. Rowe Price Group Inc.	87	9,129
TCF Financial Corp.	57	1,175
TD Ameritrade Holding Corp.	92	4,695
Texas Capital Bancshares Inc. (a)	18	1,602
Texas Pacific Land Trust	2	1,039
TFS Financial Corp.	21	317
Third Point Reinsurance Ltd. (a)	31	448
Tompkins Financial Corp.	5	378
Torchmark Corp.	40	3,633
Towne Bank	20	626
TPG RE Finance Trust Inc	4	81
Travelers Cos. Inc.	100	13,527
Trico Bancshares	9	341
Tristate Capital Holdings Inc. (a)	8	188
Triumph Bancorp Inc. (a)	6	195

See accompanying Notes to Financial Statements.

6

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Trupanion Inc. (a) (b)	6	184
TrustCo Bank Corp.	36	332
Trustmark Corp.	24	765
Two Harbors Investment Corp.	64	1,036
U.S. Bancorp	603	32,329
UMB Financial Corp.	15	1,093
Umpqua Holdings Corp.	81	1,686
Union Bankshares Corp.	16	562
United Bankshares Inc.	37	1,292
United Community Banks Inc.	26	739
United Financial Bancorp Inc.	18	311
United Fire Group Inc.	7	329
United Insurance Holdings Corp.	11	193
Universal Insurance Holdings Inc.	12	335
Univest Corp. of Pennsylvania	10	292
Unum Group	82	4,489
Validus Holdings Ltd.	28	1,312
Valley National Bancorp	99	1,111
Veritex Holdings Inc. (a)	6	165
Virtu Financial Inc. - Class A (b)	19	346
Virtus Investment Partners Inc.	3	297
Voya Financial Inc.	65	3,214
Waddell & Reed Financial Inc. - Class A	33	741
Walker & Dunlop Inc. (a)	10	488
Washington Federal Inc.	32	1,091
Washington Trust Bancorp Inc.	6	295
Waterstone Financial Inc.	9	148
Webster Financial Corp.	33	1,874
Wells Fargo & Co.	1,699	103,103
WesBanco Inc.	16	659
Westamerica Bancorp (b)	9	529
Western Alliance Bancorp (a)	36	2,053
Westwood Holdings Group Inc.	3	200
White Mountains Insurance Group Ltd.	1	1,167
Willis Towers Watson Plc	46	6,912
Wintrust Financial Corp.	20	1,620
WisdomTree Investments Inc.	45	570
World Acceptance Corp. (a)	3	203
WR Berkley Corp.	35	2,506
WSFS Financial Corp.	11	509
Xenith Bankshares Inc. (a)	2	72
XL Group Ltd.	92	3,249
Zions Bancorp	73	3,692
		1,455,475
Real Estate 0.8%
AGNC Investment Corp.	139	2,814
Apollo Commercial Real Estate Finance Inc. (b)	37	691
Arbor Realty Trust Inc. (b)	14	123
ARMOUR Residential REIT Inc. (b)	14	357
Capstead Mortgage Corp.	32	276
Chimera Investment Corp.	60	1,109
CYS Investments Inc.	50	401
Dynex Capital Inc.	20	141
Invesco Mortgage Capital Inc.	43	761
MTGE Investment Corp.	15	285
New Residential Investment Corp.	111	1,989
New York Mortgage Trust Inc.	51	313
Pennymac Mortgage Investment Trust	27	430
Redwood Trust Inc.	27	393
Resource Capital Corp.	8	72
Starwood Property Trust Inc.	96	2,049
Sutherland Asset Management Corp.	5	74
Western Asset Mortgage Capital Corp.	15	152
		12,430
Total Common Stocks (cost $1,127,074)		1,467,905
RIGHTS 0.0%
First Eagle Holdings Inc. (a) (d)	5	3
Total Rights (cost $3)		3
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (e)	6,827	6,827
	Shares/Par[1]	Value
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.30% (c) (e)	6,805	6,805
Total Short Term Investments (cost $13,632)		13,632
Total Investments 100.4% (cost $1,140,709)		1,481,540
Other Assets and Liabilities, Net (0.4)%		(6,472)
Total Net Assets 100.0%		$1,475,068

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.5%
Health Care 99.5%
Abaxis Inc.	20	$968
Abbott Laboratories	1,426	81,356
AbbVie Inc.	1,307	126,361
Abeona Therapeutics Inc. (a) (b)	22	345
Abiomed Inc. (a)	34	6,447
Acadia HealthCare Co. Inc. (a)	59	1,940
ACADIA Pharmaceuticals Inc. (a)	77	2,332
Accelerate Diagnostics Inc. (a) (b)	26	695
Acceleron Pharma Inc. (a)	33	1,411
Accuray Inc. (a)	72	312
Aceto Corp.	26	272
Achaogen Inc. (a) (b)	21	225
Achillion Pharmaceuticals Inc. (a)	94	271
Aclaris Therapeutics Inc. (a) (b)	19	481
Acorda Therapeutics Inc. (a)	38	821
Aduro Biotech Inc. (a)	21	155
Aerie Pharmaceuticals Inc. (a)	25	1,477
Aetna Inc.	272	49,139
Agenus Inc. (a) (b)	55	181
Agilent Technologies Inc.	263	17,644
Agios Pharmaceuticals Inc. (a) (b)	33	1,859
Aimmune Therapeutics Inc. (a)	17	653
Akcea Therapeutics Inc. (a) (b)	12	213
Akebia Therapeutics Inc. (a)	28	414
Akorn Inc. (a)	76	2,443
Alder Biopharmaceuticals Inc. (a)	60	691
Alexion Pharmaceuticals Inc. (a)	184	21,982
Align Technology Inc. (a)	63	13,901
Alkermes Plc (a)	126	6,916
Allergan Plc	274	44,828
Allscripts-Misys Healthcare Solutions Inc. (a)	138	2,010
Almost Family Inc. (a)	9	504
Alnylam Pharmaceuticals Inc. (a)	72	9,205
AMAG Pharmaceuticals Inc. (a)	30	397
Amedisys Inc. (a)	24	1,251
American Renal Associates Holdings Inc. (a) (b)	9	152
AmerisourceBergen Corp.	135	12,391
Amgen Inc.	598	104,018
Amicus Therapeutics Inc. (a) (b)	113	1,620
AMN Healthcare Services Inc. (a)	40	1,975
Amphastar Pharmaceuticals Inc. (a)	27	518
Analogic Corp.	10	830
AnaptysBio Inc. (a) (b)	11	1,121
AngioDynamics Inc. (a)	23	390
ANI Pharmaceuticals Inc. (a)	6	413
Anika Therapeutics Inc. (a)	13	698
Anthem Inc.	215	48,435
Arena Pharmaceuticals Inc. (a)	31	1,051
Array BioPharma Inc. (a)	142	1,816
Assembly Biosciences Inc. (a)	12	556
Atara Biotherapeutics Inc. (a) (b)	17	307

See accompanying Notes to Financial Statements.

7

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
athenahealth Inc. (a)	33	4,419
AtriCure Inc. (a)	25	454
Atrion Corp.	1	792
Audentes Therapeutics Inc. (a)	14	449
Avexis Inc. (a)	22	2,408
AxoGen Inc. (a)	21	593
Axovant Sciences Ltd. (a) (b)	24	124
Baxter International Inc.	402	25,997
Becton Dickinson & Co.	217	46,426
Bellicum Pharmaceuticals Inc. (a) (b)	14	118
BioCryst Pharmaceuticals Inc. (a) (b)	96	473
Biogen Inc. (a)	173	55,224
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7	179
BioMarin Pharmaceutical Inc. (a)	143	12,755
Bio-Rad Laboratories Inc. - Class A (a)	17	4,089
Bio-Techne Corp.	31	3,967
BioTelemetry Inc. (a)	28	851
Biotime Inc. (a) (b)	40	86
Bioverativ Inc. (a)	84	4,537
Bluebird Bio Inc. (a)	37	6,637
Blueprint Medicines Corp. (a)	25	1,858
Boston Scientific Corp. (a)	1,125	27,889
Bristol-Myers Squibb Co.	1,344	82,370
Brookdale Senior Living Inc. (a)	147	1,428
Bruker Corp.	90	3,087
Calithera Biosciences Inc. (a)	20	164
Cambrex Corp. (a)	26	1,268
Cantel Medical Corp.	31	3,151
Capital Senior Living Corp. (a)	26	346
Cara Therapeutics Inc. (a) (b)	20	245
Cardinal Health Inc.	258	15,803
Cardiovascular Systems Inc. (a)	24	575
Castlight Health Inc. - Class B (a) (b)	64	241
Catalent Inc. (a)	111	4,552
Celgene Corp. (a)	641	66,937
Celldex Therapeutics Inc. (a)	94	267
Centene Corp. (a)	142	14,312
Cerner Corp. (a)	245	16,484
Cerus Corp. (a)	70	236
Charles River Laboratories International Inc. (a)	38	4,215
Chemed Corp.	13	3,236
CIGNA Corp.	206	41,924
Civitas Solutions Inc. (a)	14	244
Clovis Oncology Inc. (a)	39	2,624
Coherus Biosciences Inc. (a) (b)	25	223
Collegium Pharmaceutical Inc. (a) (b)	11	210
Community Health Systems Inc. (a) (b)	97	413
Computer Programs & Systems Inc. (b)	8	235
Concert Pharmaceuticals Inc. (a)	14	350
Conmed Corp.	20	1,019
Cooper Cos. Inc.	40	8,803
Corcept Therapeutics Inc. (a) (b)	71	1,279
Corvel Corp. (a)	8	437
Cotiviti Holdings Inc. (a)	34	1,092
Cross Country Healthcare Inc. (a)	29	371
CryoLife Inc. (a)	25	485
Cutera Inc. (a)	10	446
Cytokinetics Inc. (a)	27	222
CytomX Therapeutics Inc. (a)	14	302
Danaher Corp.	513	47,580
DaVita Inc. (a)	126	9,069
Dentsply Sirona Inc.	188	12,380
DepoMed Inc. (a)	51	408
Dermira Inc. (a)	27	753
DexCom Inc. (a) (b)	70	4,035
Diplomat Pharmacy Inc. (a)	43	867
Dynavax Technologies Corp. (a) (b)	48	907
Eagle Pharmaceuticals Inc. (a) (b)	9	463
Editas Medicine Inc. (a) (b)	23	722
Edwards Lifesciences Corp. (a)	173	19,546
Eli Lilly & Co.	812	68,609
Emergent BioSolutions Inc. (a)	30	1,373
Enanta Pharmaceuticals Inc. (a)	14	825
Endo International Plc (a)	172	1,335
Endologix Inc. (a) (b)	59	314
	Shares/Par[1]	Value
Ensign Group Inc.	40	885
Entellus Medical Inc. (a)	5	128
Envision Healthcare Corp. (a)	96	3,303
Epizyme Inc. (a)	38	473
Esperion Therapeutics Inc. (a) (b)	17	1,100
Evolent Health Inc. - Class A (a) (b)	47	575
Exact Sciences Corp. (a)	97	5,112
Exactech Inc. (a)	8	410
Exelixis Inc. (a)	241	7,336
Express Scripts Holding Co. (a)	474	35,350
FibroGen Inc. (a)	55	2,611
Five Prime Therapeutics Inc. (a)	22	484
Flexion Therapeutics Inc. (a) (b)	28	708
Foundation Medicine Inc. (a) (b)	11	769
G1 Therapeutics Inc. (a)	6	124
GenMark Diagnostics Inc. (a)	51	212
Genomic Health Inc. (a)	15	507
Geron Corp. (a) (b)	152	273
Gilead Sciences Inc.	1,070	76,683
Glaukos Corp. (a) (b)	12	312
Global Blood Therapeutics Inc. (a)	26	1,006
Globus Medical Inc. - Class A (a)	59	2,416
Haemonetics Corp. (a)	44	2,539
Halozyme Therapeutics Inc. (a)	109	2,203
Halyard Health Inc. (a)	40	1,851
HCA Healthcare Inc. (a)	237	20,831
HealthEquity Inc. (a)	41	1,903
HealthSouth Corp.	80	3,963
HealthStream Inc. (a)	24	546
Henry Schein Inc. (a)	130	9,071
Heron Therapeutics Inc. (a) (b)	37	665
Heska Corp. (a)	5	402
Hill-Rom Holdings Inc.	53	4,462
HMS Holdings Corp. (a)	66	1,119
Hologic Inc. (a)	229	9,784
Horizon Pharma Plc (a)	131	1,919
Humana Inc.	118	29,362
ICU Medical Inc. (a)	13	2,842
Idexx Laboratories Inc. (a)	72	11,257
Ignyta Inc. (a)	29	777
Illumina Inc. (a)	120	26,155
Immunogen Inc. (a)	97	625
Immunomedics Inc. (a) (b)	83	1,346
Impax Laboratories Inc. (a)	53	884
INC Research Holdings Inc. - Class A (a)	46	2,002
Incyte Corp. (a)	143	13,569
Innoviva Inc. (a)	69	975
Inogen Inc. (a)	14	1,648
Inovalon Holdings Inc. - Class A (a) (b)	54	814
Inovio Pharmaceuticals Inc. (a) (b)	59	244
Insmed Inc. (a)	63	1,954
Insulet Corp. (a)	48	3,294
Insys Therapeutics Inc. (a) (b)	22	212
Integer Holdings Corp. (a)	24	1,107
Integra LifeSciences Holdings Corp. (a)	52	2,481
Intellia Therapeutics Inc. (a) (b)	16	302
Intercept Pharmaceuticals Inc. (a) (b)	15	871
Intersect ENT Inc. (a)	18	569
Intra-Cellular Therapies Inc. (a)	40	586
Intrexon Corp. (a) (b)	51	590
Intuitive Surgical Inc. (a)	92	33,462
Invacare Corp.	25	425
Invitae Corp. (a) (b)	22	197
Ionis Pharmaceuticals Inc. (a)	102	5,110
Iovance Biotherapeutics Inc. (a)	58	462
IQVIA Holdings Inc. (a)	116	11,310
iRhythm Technologies Inc. (a)	7	391
Ironwood Pharmaceuticals Inc. - Class A (a)	105	1,571
Jazz Pharmaceuticals Plc (a)	49	6,574
Johnson & Johnson	2,200	307,379
Jounce Therapeutics Inc. (a) (b)	6	81
Juno Therapeutics Inc. (a)	65	2,976
K2M Group Holdings Inc. (a)	26	460
Karyopharm Therapeutics Inc. (a)	27	264
Keryx Biopharmaceuticals Inc. (a) (b)	70	325

See accompanying Notes to Financial Statements.

8

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Kindred Healthcare Inc.	72	700
La Jolla Pharmaceutical Co. (a)	14	435
Laboratory Corp. of America Holdings (a)	84	13,331
Lannett Co. Inc. (a) (b)	22	504
Lantheus Holdings Inc. (a)	18	358
LeMaitre Vascular Inc.	12	375
Lexicon Pharmaceuticals Inc. (a) (b)	36	359
LHC Group Inc. (a)	13	811
Lifepoint Health Inc. (a)	34	1,676
Ligand Pharmaceuticals Inc. (a)	17	2,320
LivaNova Plc (a)	34	2,689
Loxo Oncology Inc. (a)	18	1,537
Luminex Corp.	36	711
MacroGenics Inc. (a)	24	450
Madrigal Pharmaceuticals Inc. (a)	4	339
Magellan Health Services Inc. (a)	18	1,770
Mallinckrodt Plc (a)	86	1,931
Masimo Corp. (a)	40	3,429
McKesson Corp.	172	26,898
Medicines Co. (a) (b)	59	1,611
Medidata Solutions Inc. (a)	48	3,046
MEDNAX Inc. (a)	78	4,182
Medpace Holdings Inc. (a)	6	209
Medtronic Plc	1,114	89,930
Merck & Co. Inc.	2,235	125,789
Meridian Bioscience Inc.	39	543
Merit Medical Systems Inc. (a)	44	1,897
Mettler-Toledo International Inc. (a)	21	13,048
MiMedx Group Inc. (a) (b)	90	1,132
Minerva Neurosciences Inc. (a)	17	104
Molina Healthcare Inc. (a)	35	2,655
Momenta Pharmaceuticals Inc. (a)	59	824
Mylan NV (a)	375	15,848
MyoKardia Inc. (a)	17	717
Myovant Sciences Ltd. (a) (b)	12	150
Myriad Genetics Inc. (a)	60	2,056
Natera Inc. (a)	20	181
National Healthcare Corp.	9	536
National Research Corp. - Class A	8	308
Natus Medical Inc. (a)	27	1,027
Nektar Therapeutics (a)	128	7,631
Neogen Corp. (a)	33	2,680
NeoGenomics Inc. (a)	51	449
Neurocrine Biosciences Inc. (a)	72	5,623
Nevro Corp. (a) (b)	19	1,304
NewLink Genetics Corp. (a) (b)	20	159
Novavax Inc. (a) (b)	224	278
Novocure Ltd. (a) (b)	37	743
NuVasive Inc. (a)	41	2,401
NxStage Medical Inc. (a)	57	1,385
Omeros Corp. (a) (b)	42	807
Omnicell Inc. (a)	31	1,494
Opko Health Inc. (a) (b)	281	1,377
OraSure Technologies Inc. (a)	51	955
Orthofix International NV (a)	16	889
Owens & Minor Inc.	49	924
Pacific Biosciences of California Inc. (a) (b)	70	186
Pacira Pharmaceuticals Inc. (a)	32	1,482
Paratek Pharmaceuticals Inc. (a)	17	299
Patterson Cos. Inc.	68	2,460
PDL BioPharma Inc. (a)	138	378
Penumbra Inc. (a)	25	2,316
PerkinElmer Inc.	91	6,651
Perrigo Co. Plc	105	9,180
Pfizer Inc.	4,875	176,556
Phibro Animal Health Corp. - Class A	17	559
Portola Pharmaceuticals Inc. (a)	55	2,656
PRA Health Sciences Inc. (a)	41	3,747
Premier Inc. - Class A (a)	41	1,198
Prestige Brands Holdings Inc. (a)	42	1,862
Progenics Pharmaceuticals Inc. (a)	60	359
Prothena Corp. Plc (a) (b)	32	1,205
Providence Services Corp. (a)	9	535
PTC Therapeutics Inc. (a)	28	472
Puma Biotechnology Inc. (a) (b)	25	2,435
	Shares/Par[1]	Value
Quality Systems Inc. (a)	41	552
Quest Diagnostics Inc.	112	11,066
Quidel Corp. (a)	25	1,070
Ra Pharmaceuticals Inc. (a)	6	53
Radius Health Inc. (a) (b)	28	903
RadNet Inc. (a)	28	282
Reata Pharmaceuticals Inc. - Class A (a) (b)	7	186
Regeneron Pharmaceuticals Inc. (a)	64	24,178
Regenxbio Inc. (a)	25	829
Repligen Corp. (a)	29	1,036
ResMed Inc.	117	9,916
Retrophin Inc. (a)	30	623
Revance Therapeutics Inc. (a) (b)	17	598
Rigel Pharmaceuticals Inc. (a)	100	386
Rockwell Medical Technologies Inc. (a) (b)	47	273
Sage Therapeutics Inc. (a)	32	5,206
Sangamo Therapeutics Inc. (a)	73	1,195
Sarepta Therapeutics Inc. (a) (b)	49	2,705
Seattle Genetics Inc. (a)	81	4,328
Select Medical Holdings Corp. (a)	88	1,548
Seres Therapeutics Inc. (a) (b)	9	94
Spark Therapeutics Inc. (a) (b)	25	1,277
Spectrum Pharmaceuticals Inc. (a)	71	1,351
Staar Surgical Co. (a)	16	252
Steris Plc	71	6,170
Stryker Corp.	276	42,713
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	24	435
Supernus Pharmaceuticals Inc. (a)	40	1,615
Surgery Partners Inc. (a) (b)	17	205
SurModics Inc. (a)	11	314
Synergy Pharmaceuticals Inc. (a) (b)	209	465
Tactile Systems Technology Inc. (a)	10	302
Teladoc Inc. (a) (b)	42	1,449
Teleflex Inc.	37	9,195
Teligent Inc. (a) (b)	30	108
Tenet Healthcare Corp. (a) (b)	85	1,283
TESARO Inc. (a) (b)	32	2,626
TG Therapeutics Inc. (a) (b)	51	422
TherapeuticsMD Inc. (a) (b)	138	834
Theravance Biopharma Inc. (a) (b)	34	938
Thermo Fisher Scientific Inc.	328	62,361
Tivity Health Inc. (a)	28	1,037
Triple-S Management Corp. - Class B (a)	19	461
Ultragenyx Pharmaceutical Inc. (a)	32	1,490
United Therapeutics Corp. (a)	36	5,280
UnitedHealth Group Inc.	792	174,711
Universal Health Services Inc. - Class B	73	8,233
US Physical Therapy Inc.	11	770
Vanda Pharmaceuticals Inc. (a)	33	508
Varex Imaging Corp. (a)	30	1,224
Varian Medical Systems Inc. (a)	76	8,468
Veeva Systems Inc. - Class A (a)	89	4,936
Vertex Pharmaceuticals Inc. (a)	207	30,966
Vocera Communications Inc. (a)	18	557
Voyager Therapeutics Inc. (a)	13	212
Waters Corp. (a)	65	12,652
WaVe Life Sciences Ltd. (a) (b)	8	291
WellCare Health Plans Inc. (a)	36	7,311
West Pharmaceutical Services Inc.	60	5,930
Wright Medical Group NV (a) (b)	78	1,724
Xencor Inc. (a)	35	767
Zimmer Biomet Holdings Inc.	166	20,003
ZIOPHARM Oncology Inc. (a) (b)	91	376
Zoetis Inc. - Class A	402	28,950
Zogenix Inc. (a)	22	886
Total Common Stocks (cost $2,522,048)		2,992,122
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	476
Total Rights (cost $157)		476
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.16% (d) (e)	2,081	2,081

See accompanying Notes to Financial Statements.

9

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.30% (d) (e)	34,684	34,684
Total Short Term Investments (cost $36,765)		36,765
Total Investments 100.7% (cost $2,558,970)		3,029,363
Other Assets and Liabilities, Net (0.7)%		(19,923)
Total Net Assets 100.0%		$3,009,440

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 100.1%
Industrials 0.3%
Harris Corp.	45	$6,413
Information Technology 99.8%
2U Inc. (a) (b)	20	1,279
3D Systems Corp. (a) (b)	41	353
8x8 Inc. (a)	30	428
A10 Networks Inc. (a)	20	155
Acacia Communications Inc. (a) (b)	6	210
Accenture Plc - Class A	232	35,499
ACI Worldwide Inc. (a)	42	957
Activision Blizzard Inc.	268	16,977
Actua Corp. (a)	13	200
Acxiom Corp. (a)	29	795
Adobe Systems Inc. (a)	185	32,419
ADTRAN Inc.	20	382
Advanced Energy Industries Inc. (a)	15	984
Advanced Micro Devices Inc. (a) (b)	298	3,063
Akamai Technologies Inc. (a)	64	4,149
Alarm.com Holdings Inc. (a)	6	209
Alliance Data Systems Corp.	19	4,763
Alpha & Omega Semiconductor Ltd. (a)	6	92
Alphabet Inc. - Class A (a)	112	117,703
Alphabet Inc. - Class C (a)	117	122,771
Ambarella Inc. (a) (b)	13	789
Amkor Technology Inc. (a)	44	438
Amphenol Corp. - Class A	115	10,067
Analog Devices Inc.	138	12,305
ANGI Homeservices Inc. (a) (b)	15	155
Anixter International Inc. (a)	10	782
Ansys Inc. (a)	32	4,719
Apple Inc.	1,936	327,605
Applied Materials Inc.	401	20,486
Applied Optoelectronics Inc. (a) (b)	7	264
Arista Networks Inc. (a)	18	4,164
ARRIS International Plc (a)	68	1,753
Arrow Electronics Inc. (a)	33	2,630
Aspen Technology Inc. (a)	28	1,888
Autodesk Inc. (a)	74	7,722
Automatic Data Processing Inc.	167	19,562
Avnet Inc.	47	1,857
AVX Corp.	21	369
Axcelis Technologies Inc. (a)	10	283
Badger Meter Inc. (b)	10	482
Barracuda Networks Inc. (a)	13	349
Bazaarvoice Inc. (a)	26	143
Belden Inc.	15	1,186
Benchmark Electronics Inc. (a)	19	545
Benefitfocus Inc. (a) (b)	7	178
Black Knight Inc. (a)	44	1,929
Blackbaud Inc.	18	1,672
	Shares/Par[1]	Value
Blackhawk Network Holdings Inc. (a)	18	655
Blackline Inc. (a)	9	290
Blucora Inc. (a)	16	350
Booz Allen Hamilton Holding Corp. - Class A	54	2,060
Bottomline Technologies Inc. (a)	15	527
Box Inc. - Class A (a)	37	790
Broadcom Ltd.	152	39,183
Broadridge Financial Solutions Inc.	43	3,924
BroadSoft Inc. (a)	12	675
Brooks Automation Inc.	27	654
CA Inc.	117	3,894
Cabot Microelectronics Corp.	10	899
CACI International Inc. - Class A (a)	9	1,201
Cadence Design Systems Inc. (a)	105	4,411
CalAmp Corp. (a)	11	229
Callidus Software Inc. (a)	26	741
Carbonite Inc. (a)	10	246
Cardtronics Plc - Class A (a)	17	313
Cars.com Inc. (a) (b)	24	690
Cass Information Systems Inc.	4	235
Cavium Inc. (a)	26	2,170
CDK Global Inc.	49	3,521
CDW Corp.	58	4,025
CEVA Inc. (a)	8	381
ChannelAdvisor Corp. (a)	7	62
Ciena Corp. (a)	55	1,153
Cimpress NV (a)	9	1,055
Cirrus Logic Inc. (a)	23	1,219
Cisco Systems Inc.	1,874	71,772
Cision Ltd. (a) (b)	12	148
Citrix Systems Inc. (a)	56	4,970
Cognex Corp.	65	3,958
Cognizant Technology Solutions Corp. - Class A	222	15,757
Coherent Inc. (a)	9	2,638
Cohu Inc.	8	186
CommerceHub Inc. - Class A (a) (b)	4	83
CommerceHub Inc. - Class C (a)	13	269
CommScope Holding Co. Inc. (a)	71	2,687
CommVault Systems Inc. (a)	16	829
Comtech Telecommunications Corp.	8	187
Conduent Inc. (a)	66	1,061
Control4 Corp. (a)	9	260
Convergys Corp.	36	838
CoreLogic Inc. (a)	31	1,439
Cornerstone OnDemand Inc. (a)	20	699
Corning Inc.	345	11,041
CoStar Group Inc. (a)	13	3,942
Coupa Software Inc. (a)	8	263
Cray Inc. (a)	17	414
Cree Inc. (a)	38	1,395
CSG Systems International Inc.	14	597
CSRA Inc.	62	1,856
CTS Corp.	11	293
Cypress Semiconductor Corp.	125	1,904
Daktronics Inc.	10	90
Dell Technologies Inc. - Class V (a)	76	6,191
Diebold Nixdorf Inc. (b)	25	402
Diodes Inc. (a)	15	426
Dolby Laboratories Inc.	22	1,361
DST Systems Inc.	22	1,393
DXC Technology Co.	107	10,161
eBay Inc. (a)	384	14,491
Ebix Inc.	7	549
EchoStar Corp. - Class A (a)	17	1,048
Electro Scientific Industries Inc. (a)	11	236
Electronic Arts Inc. (a)	116	12,166
Electronics for Imaging Inc. (a)	16	470
Ellie Mae Inc. (a) (b)	12	1,100
Endurance International Group Holdings Inc. (a)	20	169
Entegris Inc.	52	1,594
Envestnet Inc. (a)	17	856
EPAM Systems Inc. (a)	19	2,013
ePlus Inc. (a)	5	373
Etsy Inc. (a)	28	575
Euronet Worldwide Inc. (a)	19	1,601

See accompanying Notes to Financial Statements.

10

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Everbridge Inc. (a)	10	289
Everi Holdings Inc. (a)	30	223
EVERTEC Inc.	25	342
ExlService Holdings Inc. (a)	13	781
Extreme Networks (a)	45	562
F5 Networks Inc. (a)	24	3,195
Fabrinet (a)	13	371
Facebook Inc. - Class A (a)	888	156,762
Fair Isaac Corp.	12	1,781
FARO Technologies Inc. (a)	6	271
Fidelity National Information Services Inc.	125	11,758
Finisar Corp. (a)	41	826
FireEye Inc. (a)	60	853
First Data Corp. - Class A (a)	166	2,767
First Solar Inc. (a)	29	1,988
Fiserv Inc. (a)	79	10,376
FitBit Inc. - Class A (a)	61	348
Five9 Inc. (a)	15	367
FleetCor Technologies Inc. (a)	34	6,635
Flextronics International Ltd. (a)	197	3,544
FLIR Systems Inc.	52	2,432
FormFactor Inc. (a)	25	386
Fortinet Inc. (a)	57	2,470
Gartner Inc. (a)	34	4,196
Global Payments Inc.	57	5,714
Glu Mobile Inc. (a)	42	151
GoDaddy Inc. - Class A (a)	44	2,232
Gogo Inc. (a) (b)	25	277
GrubHub Inc. (a) (b)	30	2,182
GTT Communications Inc. (a)	13	598
Guidewire Software Inc. (a)	27	2,001
Hackett Group Inc.	6	102
Hewlett Packard Enterprise Co.	616	8,848
Hortonworks Inc. (a)	15	310
HP Inc.	631	13,252
HubSpot Inc. (a) (b)	13	1,130
IAC/InterActiveCorp. (a)	28	3,368
Ichor Holdings Ltd. (a)	9	220
II-VI Inc. (a)	22	1,041
Imperva Inc. (a)	10	397
Impinj Inc. (a) (b)	7	156
Infinera Corp. (a) (b)	57	363
Inphi Corp. (a) (b)	13	489
Insight Enterprises Inc. (a)	14	523
Instructure Inc. (a)	4	125
Integrated Device Technology Inc. (a)	50	1,473
Intel Corp.	1,760	81,222
InterDigital Inc.	12	931
International Business Machines Corp.	334	51,183
Intuit Inc.	91	14,429
IPG Photonics Corp. (a)	14	2,974
Itron Inc. (a)	13	897
IXYS Corp. (a)	8	192
j2 Global Inc.	18	1,360
Jabil Inc.	60	1,581
Jack Henry & Associates Inc.	29	3,430
Juniper Networks Inc.	141	4,013
Kemet Corp. (a)	21	320
Keysight Technologies Inc. (a)	70	2,925
Kimball Electronics Inc. (a)	11	205
KLA-Tencor Corp.	58	6,136
Knowles Corp. (a)	30	439
Kulicke & Soffa Industries Inc. (a)	24	596
Lam Research Corp.	61	11,242
Lattice Semiconductor Corp. (a)	38	219
Leidos Holdings Inc.	54	3,470
Limelight Networks Inc. (a)	42	187
Littelfuse Inc.	8	1,644
LivePerson Inc. (a)	18	211
LogMeIn Inc.	20	2,291
Lumentum Holdings Inc. (a) (b)	23	1,113
M/A-COM Technology Solutions Holdings Inc. (a)	15	504
Manhattan Associates Inc. (a)	25	1,241
Mantech International Corp. - Class A	9	464
Marvell Technology Group Ltd.	152	3,265
	Shares/Par[1]	Value
MasterCard Inc. - Class A	354	53,662
Match Group Inc. (a) (b)	20	628
Maxim Integrated Products Inc.	105	5,493
MAXIMUS Inc.	25	1,781
MaxLinear Inc. - Class A (a)	24	622
Mellanox Technologies Ltd. (a) (b)	16	1,052
MercadoLibre Inc.	16	4,982
Mesa Laboratories Inc.	1	117
Methode Electronics Inc.	12	479
Microchip Technology Inc.	88	7,701
Micron Technology Inc. (a)	397	16,345
Microsemi Corp. (a)	43	2,206
Microsoft Corp.	2,742	234,582
MicroStrategy Inc. - Class A (a)	3	423
MINDBODY Inc. - Class A (a)	10	299
Mitel Networks Corp. (a)	40	325
MKS Instruments Inc.	20	1,936
MobileIron Inc. (a)	7	28
MoneyGram International Inc. (a)	13	168
Monolithic Power Systems Inc.	14	1,626
Monotype Imaging Holdings Inc.	14	327
Motorola Solutions Inc.	62	5,561
MTS Systems Corp.	7	376
Nanometrics Inc. (a)	10	250
National Instruments Corp.	43	1,805
NCR Corp. (a)	44	1,501
Net 1 UEPS Technologies Inc. (a) (b)	21	255
NetApp Inc.	102	5,645
NetGear Inc. (a)	13	769
NetScout Systems Inc. (a)	34	1,038
New Relic Inc. (a)	11	639
NIC Inc.	20	340
Novanta Inc. (a)	13	664
Nuance Communications Inc. (a)	108	1,762
Nutanix Inc. - Class A (a) (b)	24	847
NVE Corp.	2	159
Nvidia Corp.	225	43,548
Oclaro Inc. (a) (b)	62	416
ON Semiconductor Corp. (a)	159	3,326
Oracle Corp.	1,163	54,976
OSI Systems Inc. (a)	7	428
Palo Alto Networks Inc. (a)	35	5,018
Pandora Media Inc. (a) (b)	82	396
Park Electrochemical Corp.	5	104
Paychex Inc.	120	8,184
Paycom Software Inc. (a) (b)	18	1,465
Paylocity Holding Corp. (a)	10	464
PayPal Holdings Inc. (a)	429	31,553
PC Connection Inc.	4	110
PDF Solutions Inc. (a) (b)	9	142
Pegasystems Inc.	14	675
Perficient Inc. (a)	11	219
Photronics Inc. (a)	29	245
Plantronics Inc.	13	640
Plexus Corp. (a)	12	709
Power Integrations Inc.	12	858
Presidio Inc. (a)	14	268
Progress Software Corp.	16	687
Proofpoint Inc. (a)	16	1,445
PROS Holdings Inc. (a)	8	214
PTC Inc. (a)	43	2,602
Pure Storage Inc. - Class A (a)	30	482
Q2 Holdings Inc. (a)	11	391
QAD Inc. - Class A	2	96
Qorvo Inc. (a)	48	3,201
QUALCOMM Inc.	552	35,367
Qualys Inc. (a)	12	723
Quantenna Communications Inc. (a)	3	34
Quotient Technology Inc. (a)	30	350
Rambus Inc. (a)	40	573
Rapid7 Inc. (a)	6	107
RealPage Inc. (a)	21	922
Red Hat Inc. (a)	67	7,992
Ribbon Communications Inc. (a)	17	133
RingCentral Inc. - Class A (a)	22	1,058

See accompanying Notes to Financial Statements.

11

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Rogers Corp. (a)	7	1,144
Rudolph Technologies Inc. (a)	10	233
Sabre Corp.	75	1,533
Salesforce.com Inc. (a)	256	26,195
Sanmina Corp. (a)	29	960
ScanSource Inc. (a)	9	336
Science Applications International Corp.	17	1,300
Seagate Technology	112	4,678
Semtech Corp. (a)	24	827
ServiceNow Inc. (a)	64	8,294
ServiceSource International Inc. (a)	14	43
Shutterstock Inc. (a)	6	256
Silicon Laboratories Inc. (a)	16	1,429
Silver Spring Networks Inc. (a)	19	306
Skyworks Solutions Inc.	69	6,537
SMART Global Holdings Inc. (a)	4	124
SolarEdge Technologies Inc. (a)	9	348
Splunk Inc. (a)	52	4,308
SPS Commerce Inc. (a)	6	293
Square Inc. - Class A (a)	94	3,258
SS&C Technologies Holdings Inc.	64	2,583
Stamps.com Inc. (a)	6	1,149
SunPower Corp. (a) (b)	20	171
Super Micro Computer Inc. (a)	13	276
Sykes Enterprises Inc. (a)	13	423
Symantec Corp.	232	6,498
Synaptics Inc. (a)	13	502
Synchronoss Technologies Inc. (a) (b)	15	131
SYNNEX Corp.	11	1,489
Synopsys Inc. (a)	56	4,785
Syntel Inc. (a)	15	340
Systemax Inc.	5	164
Tableau Software Inc. - Class A (a)	24	1,647
Take-Two Interactive Software Inc. (a)	40	4,356
TE Connectivity Ltd.	133	12,606
Tech Data Corp. (a)	14	1,397
TeleTech Holdings Inc.	5	211
Teradata Corp. (a)	50	1,922
Teradyne Inc.	73	3,062
Texas Instruments Inc.	373	38,909
TiVo Corp.	45	703
Total System Services Inc.	62	4,888
Trade Desk Inc. - Class A (a) (b)	10	472
Travelport Worldwide Ltd.	48	631
Trimble Inc. (a)	93	3,785
TrueCar Inc. (a) (b)	27	299
TTM Technologies Inc. (a)	33	512
Tucows Inc. (a) (b)	3	184
Twilio Inc. - Class A (a) (b)	21	496
Twitter Inc. (a)	234	5,608
Tyler Technologies Inc. (a)	13	2,297
Ubiquiti Networks Inc. (a) (b)	11	803
Ultimate Software Group Inc. (a)	10	2,252
Ultra Clean Holdings Inc. (a)	11	245
Unisys Corp. (a) (b)	18	150
Universal Display Corp.	16	2,759
Vantiv Inc. - Class A (a)	60	4,446
Varonis Systems Inc. (a)	7	320
VASCO Data Security International Inc. (a)	9	131
Veeco Instruments Inc. (a)	18	274
VeriFone Systems Inc. (a)	42	736
Verint Systems Inc. (a)	24	1,006
VeriSign Inc. (a)	34	3,926
Versum Materials Inc.	41	1,545
ViaSat Inc. (a) (b)	21	1,540
Viavi Solutions Inc. (a)	86	755
Virtusa Corp. (a)	11	470
Visa Inc. - Class A	686	78,168
Vishay Intertechnology Inc.	51	1,052
VMware Inc. - Class A (a) (b)	27	3,383
Web.com Group Inc. (a)	16	346
Western Digital Corp.	111	8,824
Western Union Co.	177	3,369
WEX Inc. (a)	14	1,992
Workday Inc. - Class A (a)	50	5,109
	Shares/Par[1]	Value
Workiva Inc. - Class A (a)	11	231
Xcerra Corp. (a)	18	172
Xerox Corp.	80	2,329
Xilinx Inc.	94	6,317
XO Group Inc. (a)	7	135
Xperi Corp.	17	426
Yelp Inc. - Class A (a)	28	1,193
Yext Inc. (a) (b)	12	142
Zebra Technologies Corp. - Class A (a)	20	2,086
Zendesk Inc. (a)	37	1,248
Zillow Group Inc. - Class C (a) (b)	39	1,606
Zynga Inc. - Class A (a)	281	1,122
		2,359,193
Total Common Stocks (cost $1,520,122)		2,365,606
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	1,220	1,220
Securities Lending Collateral 1.0%
Securities Lending Cash Collateral Fund LLC, 1.30% (c) (d)	22,988	22,988
Total Short Term Investments (cost $24,208)		24,208
Total Investments 101.1% (cost $1,544,330)		2,389,814
Other Assets and Liabilities, Net (1.1)%		(26,528)
Total Net Assets 100.0%		$2,363,286

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.6%
Consumer Discretionary 18.4%
1-800-Flowers.com Inc. - Class A (a)	127	$1,359
American Eagle Outfitters Inc.	1,767	33,217
CBS Corp. - Class B	1,052	62,068
Darden Restaurants Inc.	384	36,882
Dorman Products Inc. (a)	135	8,282
Eldorado Resorts Inc. (a) (b)	187	6,184
Fox Factory Holding Corp. (a)	142	5,528
Grand Canyon Education Inc. (a)	187	16,753
International Game Technology Plc	1,072	28,413
iRobot Corp. (a) (b)	107	8,240
Marks & Spencer Group Plc	11,609	49,419
Marriott Vacations Worldwide Corp.	107	14,447
McDonald's Corp.	578	99,420
Meredith Corp. (b)	462	30,499
Nordstrom Inc. (b)	567	26,844
Ollie's Bargain Outlet Holdings Inc. (a)	238	12,689
Papa John's International Inc. (b)	145	8,116
Sands China Ltd.	10,684	55,130
Target Corp.	374	24,408
Time Warner Inc.	715	65,415
VF Corp.	515	38,076
Williams-Sonoma Inc. (b)	551	28,463
Winnebago Industries Inc.	126	6,996
Yum! Brands Inc.	436	35,619
		702,467
Consumer Staples 9.9%
Coca-Cola Co.	2,765	126,845
Flowers Foods Inc.	1,383	26,699
Fresh Del Monte Produce Inc.	203	9,672
General Mills Inc.	445	26,380
Kimberly-Clark Corp.	240	28,991
PepsiCo Inc.	264	31,658
Procter & Gamble Co.	1,363	125,206
Weis Markets Inc.	107	4,420
		379,871
Energy 8.1%
BP Plc	7,206	50,969
Chevron Corp.	586	73,399

See accompanying Notes to Financial Statements.

12

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Devon Energy Corp.	1,456	60,272
Exxon Mobil Corp.	768	64,261
Murphy Oil Corp.	872	27,073
Phillips 66	317	32,028
		308,002
Financials 13.5%
BancFirst Corp.	125	6,390
Bank of China Ltd. - Class H	103,496	51,042
Camden National Corp.	63	2,650
CenterState Bank Corp.	188	4,834
China Construction Bank Corp. - Class H	61,226	56,444
Enterprise Financial Services Corp.	78	3,543
Essent Group Ltd. (a)	364	15,815
First Busey Corp.	151	4,517
First Commonwealth Financial Corp.	356	5,094
First Financial Bancorp	245	6,454
First Financial Bankshares Inc. (b)	261	11,769
First Interstate BancSystem Inc. - Class A	86	3,461
First Merchants Corp.	162	6,817
Great Western Bancorp Inc.	233	9,266
Hanmi Financial Corp.	126	3,839
Heartland Financial USA Inc.	104	5,581
Hilltop Holdings Inc.	384	9,732
HSBC Holdings Plc	5,624	57,572
IberiaBank Corp.	174	13,476
Independent Bank Corp.	104	7,269
Industrial & Commercial Bank of China Ltd. - Class H	76,801	61,770
Lakeland Bancorp Inc.	176	3,385
Lakeland Financial Corp.	98	4,732
Lloyds Banking Group Plc	57,777	53,266
MainSource Financial Group Inc.	97	3,518
NBT Bancorp Inc.	170	6,266
Nelnet Inc. - Class A	121	6,608
OceanFirst Financial Corp.	128	3,363
Pacific Premier Bancorp Inc. (a)	109	4,344
Preferred Bank	52	3,072
Primerica Inc.	180	18,243
Sandy Spring Bancorp Inc.	93	3,616
Seacoast Banking Corp. of Florida (a)	149	3,763
ServisFirst Bancshares Inc.	208	8,627
Southside Bancshares Inc.	116	3,913
Texas Capital Bancshares Inc. (a)	195	17,381
Towne Bank	246	7,556
Trustmark Corp.	266	8,482
United Community Banks Inc.	277	7,794
		515,264
Health Care 4.4%
Corcept Therapeutics Inc. (a) (b)	436	7,868
HealthEquity Inc. (a)	235	10,953
Inogen Inc. (a)	79	9,468
Masimo Corp. (a)	194	16,484
Pfizer Inc.	3,459	125,284
		170,057
Industrials 15.9%
AAON Inc.	207	7,596
Air Transport Services Group Inc. (a)	232	5,367
Alamo Group Inc.	45	5,089
Applied Industrial Technologies Inc.	155	10,540
Caterpillar Inc.	738	116,361
Cummins Inc.	693	122,360
Douglas Dynamics Inc.	90	3,397
Eaton Corp. Plc	405	32,023
ESCO Technologies Inc.	101	6,096
Griffon Corp.	177	3,594
HNI Corp.	176	6,800
ICF International Inc. (a)	76	3,983
Johnson Controls International Plc	1,628	62,027
Kadant Inc.	43	4,329
KAR Auction Services Inc.	626	31,619
KLX Inc. (a)	207	14,142
Knoll Inc.	193	4,438
McGrath RentCorp	96	4,509
Mercury Systems Inc. (a)	161	8,270
MSA Safety Inc.	148	11,499
	Shares/Par[1]	Value
Mueller Water Products Inc. - Class A	634	7,942
Navigant Consulting Inc. (a)	184	3,572
Nielsen Holdings Plc	652	23,734
PACCAR Inc.	1,043	74,149
Universal Forest Products Inc.	239	9,000
Viad Corp.	79	4,399
WageWorks Inc. (a)	144	8,908
WESCO International Inc. (a)	192	13,088
		608,831
Information Technology 14.4%
Alarm.com Holdings Inc. (a)	183	6,910
Belden Inc.	165	12,767
Cardtronics Plc - Class A (a)	181	3,355
Cisco Systems Inc.	3,826	146,535
Fabrinet (a)	148	4,244
GrubHub Inc. (a) (b)	336	24,136
GTT Communications Inc. (a)	148	6,964
Hewlett Packard Enterprise Co.	2,943	42,255
II-VI Inc. (a)	243	11,407
Inphi Corp. (a) (b)	164	5,992
Insight Enterprises Inc. (a)	139	5,312
International Business Machines Corp.	409	62,684
LogMeIn Inc.	99	11,383
Lumentum Holdings Inc. (a)	237	11,572
MaxLinear Inc. - Class A (a)	227	5,991
Micron Technology Inc. (a)	3,090	127,060
MKS Instruments Inc.	212	20,031
Nanometrics Inc. (a)	101	2,528
Novanta Inc. (a)	135	6,749
Orbotech Ltd. (a)	187	9,382
Plexus Corp. (a)	131	7,978
Rogers Corp. (a)	71	11,517
Xperi Corp.	195	4,749
		551,501
Materials 9.3%
Agrium Inc.	269	30,947
DowDuPont Inc.	477	33,963
Freeport-McMoRan Inc. - Class B (a)	4,653	88,222
International Paper Co.	1,278	74,049
Olin Corp.	1,029	36,607
Packaging Corp. of America	320	38,581
Quaker Chemical Corp.	52	7,817
WestRock Co.	532	33,660
Worthington Industries Inc.	247	10,896
		354,742
Real Estate 0.2%
Getty Realty Corp.	135	3,677
RE/MAX Holdings Inc. - Class A	69	3,342
		7,019
Telecommunication Services 5.4%
BT Group Plc	9,824	36,074
Verizon Communications Inc.	2,110	111,684
Vodafone Group Plc	18,196	57,920
		205,678
Utilities 0.1%
Middlesex Water Co.	65	2,604
Total Common Stocks (cost $3,249,809)		3,806,036
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (d)	5,876	5,876
Securities Lending Collateral 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (d)	64,383	64,383

See accompanying Notes to Financial Statements.

13

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Treasury Securities 0.0%
U.S. Treasury Bill
1.30%, 03/08/18 (e) (f)	730	728
Total Short Term Investments (cost $70,987)		70,987
Total Investments 101.4% (cost $3,320,796)		3,877,023
Other Derivative Instruments (0.0)%		(45)
Other Assets and Liabilities, Net (1.4)%		(55,092)
Total Net Assets 100.0%		$3,821,886

(a)  Non-income producing security.

(b)  All or portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)  The coupon rate represents the yield to maturity.

JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 98.7%
Argentina 0.0%
MercadoLibre Inc.	—	$119
Australia 2.5%
AGL Energy Ltd.	6	113
Alumina Ltd.	22	42
Amcor Ltd.	10	126
AMP Ltd.	26	107
APA Group	10	65
Aristocrat Leisure Ltd.	5	90
ASX Ltd.	2	74
Aurizon Holdings Ltd.	18	71
AusNet Services	17	23
Australia & New Zealand Banking Group Ltd.	26	591
Bank of Queensland Ltd.	4	35
Bendigo and Adelaide Bank Ltd.	4	39
BHP Billiton Ltd.	29	664
BlueScope Steel Ltd.	5	61
Boral Ltd.	11	64
Brambles Ltd.	14	113
Caltex Australia Ltd.	2	63
Challenger Financial Services Group Ltd.	5	57
CIMIC Group Ltd.	1	35
Coca-Cola Amatil Ltd.	5	35
Cochlear Ltd.	1	69
Commonwealth Bank of Australia	16	977
Computershare Ltd.	4	53
Crown Resorts Ltd.	4	37
CSL Ltd.	4	447
Dexus	9	69
Domino's Pizza Enterprises Ltd. (a)	1	21
Flight Centre Ltd. (a)	1	18
Fortescue Metals Group Ltd.	14	53
Goodman Group	16	106
GPT Group	16	65
Harvey Norman Holdings Ltd. (a)	5	17
Healthscope Ltd.	16	26
Incitec Pivot Ltd.	15	46
Insurance Australia Group Ltd.	21	121
LendLease Corp. Ltd.	5	64
Macquarie Group Ltd.	3	229
Medibank Private Ltd.	25	64
Mirvac Group	33	61
National Australia Bank Ltd.	24	556
Newcrest Mining Ltd.	7	124
Oil Search Ltd.	12	75
Orica Ltd.	3	48
Origin Energy Ltd. (b)	16	116
QBE Insurance Group Ltd.	12	103
Ramsay Health Care Ltd.	1	69
REA Group Ltd.	—	29
Rio Tinto Ltd.	4	228
Santos Ltd. (b)	17	72
Scentre Group	48	158
Seek Ltd.	3	45
Sonic Health Care Ltd.	4	64
	Shares/Par[1]	Value
South32 Ltd.	48	130
Stockland	22	76
Suncorp Group Ltd.	12	127
Sydney Airport	10	54
Tabcorp Holdings Ltd.	18	78
Telstra Corp. Ltd.	38	107
TPG Telecom Ltd. (a)	3	18
Transurban Group	19	181
Treasury Wine Estates Ltd.	7	83
Vicinity Centres	30	64
Wesfarmers Ltd.	10	359
Westfield Corp.	18	132
Westpac Banking Corp.	31	752
Woodside Petroleum Ltd.	7	178
Woolworths Group Ltd.	12	251
		9,288
Austria 0.1%
Andritz AG	1	37
Erste Group Bank AG	3	118
OMV AG	1	84
Raiffeisen International Bank Holding AG (b)	1	48
Voestalpine AG	1	61
		348
Belgium 0.4%
AGEAS	2	83
Anheuser-Busch InBev NV	7	773
Belgacom SA	1	45
Colruyt SA	1	28
Groupe Bruxelles Lambert SA	1	78
KBC Groep NV	2	195
Solvay SA	1	93
Telenet Group Holding NV (b)	—	33
UCB SA	1	90
Umicore SA	2	81
		1,499
Bermuda 0.1%
Arch Capital Group Ltd. (b)	1	107
Axis Capital Holdings Ltd.	1	38
RenaissanceRe Holdings Ltd.	—	46
		191
Canada 3.5%
Agnico-Eagle Mines Ltd.	2	97
Agrium Inc.	1	138
Alimentation Couche-Tard Inc.	4	199
AltaGas Ltd.	2	34
ARC Resources Ltd. (a)	3	38
Atco Ltd. - Class I	1	25
Bank of Montreal	6	465
Bank of Nova Scotia (a)	11	699
Barrick Gold Corp.	11	154
BCE Inc.	1	67
Blackberry Ltd. (b)	5	52
Bombardier Inc. - Class B (b)	18	43
Brookfield Asset Management Inc. - Class A	8	336
CAE Inc.	2	45
Cameco Corp. (a)	4	33
Canadian Imperial Bank of Commerce	4	381
Canadian National Railway Co.	7	554
Canadian Natural Resources Ltd.	10	351
Canadian Pacific Railway Ltd.	1	238
Canadian Tire Corp. Ltd. - Class A	1	78
Canadian Utilities Ltd. - Class A	1	36
CCL Industries Inc. - Class B	1	60
Cenovus Energy Inc.	9	86
CGI Group Inc. - Class A (b)	2	104
CI Financial Corp. (a)	2	57
Constellation Software Inc.	—	122
Crescent Point Energy Corp.	5	37
Dollarama Inc.	1	125
Element Financial Corp.	4	27
Emera Inc.	1	19
Empire Co. Ltd. - Class A	2	31
Enbridge Inc.	15	580

See accompanying Notes to Financial Statements.

14

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
EnCana Corp.	9	118
Fairfax Financial Holdings Ltd.	—	107
Finning International Inc.	2	38
First Capital Realty Inc.	2	25
First Quantum Minerals Ltd.	6	87
Fortis Inc.	4	140
Franco-Nevada Corp.	2	136
George Weston Ltd.	1	44
Gildan Activewear Inc.	2	65
Goldcorp Inc.	8	100
Great-West Lifeco Inc.	3	76
H&R REIT	1	22
Husky Energy Inc. (b)	3	44
Hydro One Ltd.	3	48
IGM Financial Inc. (a)	1	28
Imperial Oil Ltd.	3	84
Industrial Alliance Insurance and Financial Services Inc.	1	48
Intact Financial Corp.	1	100
Inter Pipeline Ltd.	3	71
Jean Coutu Group PJC Inc. - Class A	1	16
Keyera Corp.	2	48
Kinross Gold Corp. (b)	11	49
Linamar Corp.	—	23
Loblaw Cos. Ltd.	2	109
Lululemon Athletica Inc. (b)	1	73
Lundin Mining Corp.	4	24
Magna International Inc.	3	176
Manulife Financial Corp.	18	379
Metro Inc.	2	67
National Bank of Canada	3	155
Onex Corp.	1	59
Open Text Corp.	2	86
Pembina Pipeline Corp.	5	167
Potash Corp. of Saskatchewan Inc.	8	156
Power Corp. of Canada	3	83
Power Finance Corp. Ltd.	2	61
PrairieSky Royalty Ltd. (a)	2	49
Restaurant Brands International Inc.	2	129
RioCan REIT	2	29
Rogers Communications Inc. - Class B	3	169
Royal Bank of Canada	13	1,081
Saputo Inc.	2	68
Seven Generations Energy Ltd. (b)	2	31
Shaw Communications Inc. - Class B	4	87
Shopify Inc. - Class A (b)	1	71
SmartCentres REIT	1	15
SNC-Lavalin Group Inc.	2	73
Sun Life Financial Inc.	6	232
Suncor Energy Inc.	15	548
Teck Resources Ltd. - Class B	5	136
TELUS Corp.	2	65
Thomson Reuters Corp.	3	114
Toronto-Dominion Bank	17	981
Tourmaline Oil Corp. (b)	2	38
TransCanada Corp. (a)	8	381
Turquoise Hill Resources Ltd. (b)	9	31
Vermilion Energy Inc. (a)	1	36
West Fraser Timber Co. Ltd.	1	37
Wheaton Precious Metals Corp.	4	89
		12,913
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	57
A P Moller - Maersk A/S - Class B	—	103
Carlsberg A/S - Class B	1	116
Chr Hansen Holding A/S	1	83
Coloplast A/S - Class B	1	85
Danske Bank A/S	7	267
DSV A/S	2	136
Genmab A/S (b)	1	87
H Lundbeck A/S	1	31
ISS A/S	2	59
Novo Nordisk A/S - Class B	17	905
Novozymes A/S - Class B	2	117
Orsted A/S	2	98
	Shares/Par[1]	Value
Pandora A/S	1	105
TDC A/S	7	45
Tryg A/S	1	26
Vestas Wind Systems A/S	2	136
William Demant Holding A/S (b)	1	30
		2,486
Finland 0.3%
Elisa Oyj	1	50
Fortum Oyj	4	79
Kone Oyj - Class B	3	165
Metso Oyj	1	35
Neste Oil Oyj	1	73
Nokia Oyj	53	250
Nokian Renkaat Oyj	1	48
Orion Oyj - Class B	1	35
Sampo Oyj - Class A	4	224
Stora Enso Oyj - Class R	5	78
UPM-Kymmene Oyj	5	151
Wartsila Oyj	1	84
		1,272
France 3.7%
Accor SA	2	86
Aeroports de Paris	—	50
Air Liquide	4	484
Alstom SA	1	57
Amundi SA	—	28
Arkema SA	1	74
AtoS SE	1	125
AXA SA	17	517
BioMerieux	—	25
BNP Paribas SA	10	755
Bollore SA	8	42
Bouygues SA	2	100
Bureau Veritas SA	2	65
Capgemini SA	1	174
Carrefour SA	5	111
Casino Guichard Perrachon SA	1	31
Cie de Saint-Gobain	5	252
Cie Generale d'Optique Essilor International SA	2	261
CNP Assurances SA	2	35
Compagnie Generale des Etablissements Michelin	2	224
Credit Agricole SA	10	172
Danone SA	5	453
Dassault Aviation SA	—	34
Dassault Systemes SA	1	124
Edenred	2	58
Eiffage SA	1	72
Electricite de France SA	5	61
Engie SA	17	287
Eurazeo SA	—	37
Eurofins Scientific SE	—	60
Eutelsat Communications Group SA	2	37
Faurecia	—	37
Fonciere Des Regions	—	34
Gecina SA	—	78
Groupe Eurotunnel SE	4	54
Hermes International SCA	—	154
Icade SA	—	30
Iliad SA	—	57
Imerys SA	—	31
Ingenico	1	56
Ipsen SA	—	40
JC Decaux SA	1	27
Kering SA	1	327
Klepierre	2	87
Lagardere SCA	1	34
Legrand SA	2	187
L'Oreal SA	2	502
LVMH Moet Hennessy Louis Vuitton SE	3	747
Natixis	8	67
Orange SA	18	317
Pernod-Ricard SA	2	307
Peugeot SA	5	95
Publicis Groupe SA	2	126

See accompanying Notes to Financial Statements.

15

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Remy Cointreau SA	—	28
Renault SA	2	163
Rexel SA	3	50
Safran SA	3	295
Sanofi SA	10	888
Schneider Electric SE (b)	5	437
SCOR SE	2	62
SEB SA	—	37
Societe BIC SA	—	29
Societe Generale SA	7	363
Sodexo SA	1	112
Suez Environnement Co.	3	58
Teleperformance	1	76
Thales SA	1	103
Total SA (a)	21	1,184
Ubisoft Entertainment SA (b)	—	31
Unibail-Rodamco SE	1	229
Valeo SA	2	163
Veolia Environnement	4	111
Vinci SA	5	463
Vivendi SA	9	252
Wendel SA	—	44
Zodiac Aerospace	2	55
		13,518
Germany 3.4%
Adidas AG	2	347
Allianz SE	4	931
Axel Springer SE	—	35
BASF SE	8	912
Bayer AG	7	930
Bayerische Motoren Werke AG	3	317
Beiersdorf AG	1	107
Brenntag AG	1	88
Commerzbank AG (b)	10	145
Continental AG	1	272
Covestro AG	1	104
Daimler AG	9	738
Deutsche Bank AG	19	361
Deutsche Boerse AG	2	205
Deutsche Lufthansa AG	2	77
Deutsche Post AG	9	416
Deutsche Telekom AG	30	534
Deutsche Wohnen SE	3	141
Drillisch AG	—	24
E.ON SE	20	219
Evonik Industries AG	1	55
Fraport AG Frankfurt Airport Services Worldwide	—	41
Fresenius Medical Care AG & Co. KGaA	2	207
Fresenius SE & Co. KGaA	4	297
GEA Group AG	2	79
Hannover Rueck SE	1	68
HeidelbergCement AG	1	147
Henkel AG & Co. KGaA	1	113
Hochtief AG	—	31
Hugo Boss AG	1	49
Infineon Technologies AG	10	284
Innogy SE	1	49
K+S AG (a)	2	43
KION Group AG	1	55
Lanxess AG	1	66
Linde AG (b)	2	400
MAN SE	—	36
Merck KGaA	1	127
Metro AG (b)	2	33
MTU Aero Engines Holding AG	—	85
Muenchener Rueckversicherungs AG	1	308
Osram Licht AG	1	83
ProSiebenSat.1 Media SE	2	72
RTL Group SA	—	28
RWE AG (b)	5	96
SAP SE	9	995
Siemens AG	7	961
Symrise AG	1	96
Telefonica Deutschland Holding AG	7	33
	Shares/Par[1]	Value
ThyssenKrupp AG	4	118
Uniper SE	1	39
United Internet AG	1	76
Volkswagen AG	—	59
Vonovia SE	4	214
Wirecard AG	1	119
Zalando SE (b)	1	53
		12,518
Hong Kong 1.2%
AIA Group Ltd.	109	929
ASM Pacific Technology Ltd.	2	33
Bank of East Asia Ltd.	11	48
BOC Hong Kong Holdings Ltd.	33	170
CK Asset Holdings Ltd.	24	210
CK Hutchison Holdings Ltd.	24	302
CK Infrastructure Holdings Ltd.	6	52
CLP Holdings Ltd.	15	153
First Pacific Co. Ltd.	20	14
Galaxy Entertainment Group Ltd.	21	168
Hang Lung Group Ltd.	8	29
Hang Lung Properties Ltd.	17	43
Hang Seng Bank Ltd.	7	171
Henderson Land Development Co. Ltd.	11	73
HK Electric Investments Ltd.	23	22
HKT Trust	34	43
Hong Kong & China Gas Co. Ltd.	76	149
Hong Kong Exchanges & Clearing Ltd.	11	326
Hongkong Land Holdings Ltd.	11	75
Hysan Development Co. Ltd.	6	32
Jardine Matheson Holdings Ltd.	2	122
Kerry Properties Ltd.	6	27
Kingston Financial Group Ltd. (a)	22	21
Li & Fung Ltd.	54	30
Link REIT	20	190
Melco Resorts & Entertainment Ltd. - ADR	2	64
MGM China Holdings Ltd.	8	25
Minth Group Ltd.	4	24
MTR Corp.	13	79
New World Development Ltd.	54	81
NWS Holdings Ltd.	14	25
PCCW Ltd.	39	23
Power Assets Holdings Ltd.	13	110
Shangri-La Asia Ltd.	12	27
Sino Land Co.	28	50
SJM Holdings Ltd.	18	16
Sun Hung Kai Properties Ltd.	13	217
Swire Pacific Ltd. - Class A	4	39
Swire Properties Ltd.	10	34
Techtronic Industries Co.	12	82
WH Group Ltd.	72	82
Wharf Holdings Ltd.	11	38
Wharf Real Estate Investment Co. Ltd. (b)	11	73
Wheelock & Co. Ltd.	8	57
Yue Yuen Industrial Holdings Ltd.	7	28
		4,606
Ireland 1.0%
Accenture Plc - Class A	6	858
AIB Group Plc	4	29
Alkermes Plc (b)	1	80
Allegion Plc	1	72
Allergan Plc	3	491
Bank of Ireland Group Plc (b)	8	70
CRH Plc	8	275
Ingersoll-Rand Plc	2	205
James Hardie Industries SE - CDI	4	70
Kerry Group Plc - Class A	1	161
Medtronic Plc	12	987
Paddy Power Betfair Plc	1	85
Pentair Plc	2	115
Seagate Technology (a)	3	106
		3,604
Israel 0.2%
Azrieli Group	—	22
Bank Hapoalim BM	10	70

See accompanying Notes to Financial Statements.

16

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Bank Leumi Le-Israel BM	13	78
Bezeq Israeli Telecommunication Corp. Ltd.	19	29
Check Point Software Technologies Ltd. (b)	1	127
Elbit Systems Ltd.	—	29
Frutarom Industries Ltd.	—	33
Israel Chemicals Ltd.	5	19
Mizrahi Tefahot Bank Ltd.	1	24
Nice Ltd.	1	50
Teva Pharmaceutical Industries Ltd. - ADR (a)	8	157
		638
Italy 0.8%
Assicurazioni Generali SpA	11	208
Atlantia SpA	4	130
CNH Industrial NV	9	124
Davide Campari-Milano SpA	4	29
Enel SpA	73	449
ENI SpA	23	378
EXOR NV	1	60
Ferrari NV	1	117
Intesa Sanpaolo SpA	9	27
Intesa Sanpaolo SpA	121	403
Leonardo SpA	4	43
Luxottica Group SpA	2	94
Mediobanca SpA	5	58
Poste Italiane SpA	5	35
Prysmian SpA	2	61
Recordati SpA	1	41
Snam Rete Gas SpA	21	101
Telecom Italia SpA	55	39
Telecom Italia SpA (b)	103	89
Terna Rete Elettrica Nazionale SpA	13	73
Unicredit SpA (b)	18	342
UnipolSai SpA	9	21
		2,922
Japan 8.8%
ABC-Mart Inc.	—	17
Acom Co. Ltd. (a) (b)	4	16
AEON Co. Ltd.	5	93
AEON Financial Service Co. Ltd.	1	23
AEON Mall Co. Ltd.	1	22
Air Water Inc.	1	30
Aisin Seiki Co. Ltd.	2	90
Ajinomoto Co. Inc.	5	92
Alfresa Holdings Corp.	2	40
All Nippon Airways Co. Ltd.	1	42
Alps Electric Co. Ltd.	2	51
Amada Co. Ltd.	3	42
Aozora Bank Ltd.	1	43
Asahi Breweries Ltd.	4	179
Asahi Glass Co. Ltd.	2	78
Asahi Kasei Corp.	11	145
Ashikaga Holdings Co. Ltd.	9	39
Asics Corp.	2	24
Astellas Pharma Inc.	19	241
Bandai Namco Holdings Inc.	2	59
Bank of Kyoto Ltd.	1	31
Benesse Holdings Inc.	1	25
Bridgestone Corp.	6	270
Brother Industries Ltd.	2	52
Calbee Inc. (a)	1	23
Canon Inc.	10	362
Casio Computer Co. Ltd.	2	26
Central Japan Railway Co.	1	233
China Bank Ltd.	6	50
Chubu Electric Power Co. Inc.	6	72
Chugai Pharmaceutical Co. Ltd.	2	108
Chugoku Electric Power Co. Inc.	3	27
Coca-Cola Bottlers Japan Inc.	1	40
Concordia Financial Group Ltd.	11	66
CYBERDYNE Inc. (a) (b)	1	16
Dai Nippon Printing Co. Ltd.	3	56
Daicel Corp.	3	28
Daifuke Co. Ltd.	1	27
Dai-Ichi Life Holdings Inc.	10	202
	Shares/Par[1]	Value
Daiichi Sankyo Co. Ltd.	5	133
Daikin Industries Ltd.	2	260
Dainippon Sumitomo Pharma Co. Ltd. (a)	2	22
Daito Trust Construction Co. Ltd.	1	122
Daiwa House Industry Co. Ltd.	5	200
Daiwa House REIT Investment Co.	—	31
Daiwa Securities Group Inc.	15	94
Dena Co. Ltd.	1	21
Denso Corp.	4	258
Dentsu Inc.	2	85
Disco Corp.	—	44
Don Quijote Holdings Co. Ltd.	1	58
East Japan Railway Co.	3	293
Eisai Co. Ltd.	3	142
Electric Power Development Co. Ltd.	1	35
FamilyMart UNY Holdings Co. Ltd.	1	56
Fanuc Ltd.	2	409
Fast Retailing Co. Ltd.	1	199
Fuji Electric Holdings Co. Ltd.	5	38
FUJIFILM Holdings Corp.	4	155
Fujitsu Ltd.	18	128
Fukuoka Financial Group Inc.	7	39
Hachijuni Bank Ltd.	4	22
Hakuhodo DY Holdings Inc.	2	27
Hamamatsu Photonics KK	1	44
Hankyu Hanshin Holdings Inc.	2	88
Hikari Tsushin Inc.	—	29
Hino Motors Ltd.	2	31
Hirose Electric Co. Ltd.	—	44
Hisamitsu Pharmaceutical Co. Inc.	1	36
Hitachi Chemical Co. Ltd.	1	26
Hitachi Construction Machinery Co. Ltd.	1	36
Hitachi High-Technologies Corp.	1	25
Hitachi Ltd.	44	343
Hitachi Metals Ltd.	2	29
Honda Motor Co. Ltd.	15	528
Hoshizaki Corp.	1	44
Hoya Corp.	4	180
Hulic Co. Ltd.	3	30
Idemitsu Kosan Co. Ltd.	1	48
IHI Corp.	1	47
Iida Group Holdings Co. Ltd.	1	26
INPEX Corp.	9	108
Isetan Mitsukoshi Holdings Ltd.	3	38
Isuzu Motors Ltd.	5	82
ITOCHU Corp.	14	254
J. Front Retailing Co. Ltd.	2	41
Japan Airlines Co. Ltd.	1	39
Japan Airport Terminal Co. Ltd.	—	15
Japan Exchange Group Inc.	5	82
Japan Post Bank Co. Ltd.	4	47
Japan Post Holdings Co. Ltd.	14	166
Japan Prime Realty Investment Corp.	—	25
Japan Real Estate Investment Corp.	—	52
Japan Retail Fund Investment Corp.	—	46
Japan Tobacco Inc.	10	315
JFE Holdings Inc.	5	113
JGC Corp.	2	37
JS Group Corp.	2	65
JTEKT Corp.	2	34
JXTG Holdings Inc.	28	181
Kajima Corp.	8	77
Kakaku.com Inc.	1	22
Kamigumi Co. Ltd.	1	22
Kaneka Corp.	3	27
Kansai Electric Power Co. Inc.	6	77
Kansai Paint Co. Ltd.	2	47
Kao Corp.	4	298
Kawasaki Heavy Industries Ltd.	1	49
KDDI Corp.	16	404
Keihan Holdings Co. Ltd.	1	24
Keikyu Corp.	2	38
Keio Corp.	1	44
Keisei Electric Railway Co. Ltd.	1	42
Keyence Corp.	1	504

See accompanying Notes to Financial Statements.

17

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Kikkoman Corp.	1	53
Kintetsu Corp.	2	61
Kirin Holdings Co. Ltd.	8	199
Kobe Steel Ltd. (b)	3	26
Koito Manufacturing Co. Ltd.	1	70
Komatsu Ltd.	8	305
Konami Corp.	1	50
Konica Minolta Holdings Inc.	4	41
Kose Corp.	—	47
Kubota Corp.	10	189
Kuraray Co. Ltd.	3	60
Kurita Water Industries Ltd.	1	29
Kyocera Corp.	3	190
kyowa Hakko Kirin Co. Ltd.	2	44
Kyushu Electric Power Co. Inc.	4	41
Kyushu Financial Group Inc.	3	19
Kyushu Railway Co.	1	43
Lawson Inc.	1	33
LINE Corp. (a) (b)	—	16
Lion Corp.	2	38
M3 Inc.	2	67
Mabuchi Motor Co. Ltd.	—	22
Makita Corp.	2	88
Marubeni Corp.	15	108
Marui Group Co. Ltd.	2	33
Maruichi Steel Tube Ltd.	1	15
Mazda Motor Corp.	5	68
McDonald's Holdings Co. Japan Ltd. (a)	1	26
Medipal Holdings Corp.	2	31
MEIJI Holdings Co. Ltd.	1	94
Minebea Mitsumi Inc.	3	73
MISUMI Group Inc.	3	73
Mitsubishi Chemical Holdings Corp.	13	143
Mitsubishi Corp.	14	382
Mitsubishi Electric Corp.	18	293
Mitsubishi Estate Co. Ltd.	11	198
Mitsubishi Gas Chemical Co. Inc.	2	46
Mitsubishi Heavy Industries Ltd.	3	108
Mitsubishi Materials Corp.	1	36
Mitsubishi Motors Corp.	6	43
Mitsubishi Tanabe Pharma Corp.	2	41
Mitsubishi UFJ Financial Group Inc.	107	786
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	24
Mitsui & Co. Ltd.	16	254
Mitsui Chemicals Inc.	2	52
Mitsui Fudosan Co. Ltd.	8	182
Mixi Inc.	—	18
Mizuho Financial Group Inc.	220	400
MS&AD Insurance Group Holdings	4	146
Murata Manufacturing Co. Ltd.	2	228
Nabtesco Corp.	1	38
Nagoya Railroad Co. Ltd.	2	40
NEC Corp.	2	65
NEC Electronics Corp. (b)	4	52
Nexon Co. Ltd. (b)	2	52
NGK Insulators Ltd.	2	45
NGK Spark Plug Co. Ltd.	2	36
Nidec Corp.	2	295
Nikon Corp.	3	63
Nintendo Co. Ltd.	1	365
Nippon Building Fund Inc. (a)	—	59
Nippon Electric Glass Co. Ltd.	1	31
Nippon Express Co. Ltd.	1	47
Nippon Meat Packers Inc.	2	49
Nippon Paint Co. Ltd. (a)	1	44
Nippon Prologis REIT Inc.	—	34
Nippon Steel Corp.	7	177
Nippon Telegraph & Telephone Corp.	6	292
Nippon Yusen KK (b)	2	37
Nissan Chemical Industries Ltd.	1	44
Nissan Motor Co. Ltd.	21	211
Nisshin Seifun Group Inc.	2	36
Nissin Foods Holdings Co. Ltd.	1	37
Nitori Co. Ltd.	1	100
Nitto Denko Corp.	2	133
	Shares/Par[1]	Value
NOK Corp.	1	21
Nomura Holdings Inc.	33	195
Nomura Real Estate Holdings Inc.	1	25
Nomura Real Estate Master Fund Inc.	—	43
Nomura Research Institute Ltd.	1	56
NSK Ltd.	4	55
NTT Data Corp.	6	67
NTT DoCoMo Inc.	12	295
Obayashi Corp.	6	70
Obic Co. Ltd.	1	44
Odakyu Electric Railway Co. Ltd.	3	58
OJI Holdings Corp.	8	53
Olympus Corp.	3	100
Omron Corp.	2	107
Ono Pharmaceutical Co. Ltd.	4	86
Oracle Corp. Japan	—	33
Oriental Land Co. Ltd.	2	182
ORIX Corp.	12	205
Osaka Gas Co. Ltd.	3	66
Otsuka Corp. (a)	1	38
Otsuka Holdings Co. Ltd.	4	158
Panasonic Corp.	20	296
Park24 Co. Ltd. (a)	1	24
Persol Holdings Co. Ltd.	1	25
Pola Orbis Holdings Inc.	1	28
Rakuten Inc.	8	77
Recruit Holdings Co. Ltd.	10	248
Resona Holdings Inc.	20	119
Ricoh Co. Ltd.	6	59
Rinnai Corp.	—	27
Rohm Co. Ltd.	1	100
Ryohin Keikaku Co. Ltd.	—	62
Sankyo Co. Ltd.	—	13
Santen Pharmaceutical Co. Ltd.	3	52
SBI Holdings Inc.	2	38
Secom Co. Ltd.	2	144
Sega Sammy Holdings Inc.	2	20
Seibu Holdings Inc.	2	32
Seiko Epson Corp.	3	59
Sekisui Chemical Co. Ltd.	4	72
Sekisui House Ltd.	5	96
Seven & I Holdings Co. Ltd.	7	287
Seven Bank Ltd.	5	19
Sharp Corp. (b)	1	45
Shimadzu Corp.	2	52
Shimamura Co. Ltd.	—	22
Shimano Inc.	1	99
Shimizu Corp.	5	51
Shin-Etsu Chemical Co. Ltd.	3	356
Shinsei Bank Ltd.	2	26
Shionogi & Co. Ltd.	3	146
Shiseido Co. Ltd.	3	168
Shizuoka Bank Ltd.	5	52
Showa Shell Sekiyu KK	2	23
SMC Corp.	1	206
SoftBank Group Corp.	7	594
Sohgo Security Services Co. Ltd.	1	38
Sompo Holdings Inc.	3	124
Sony Corp.	11	509
Sony Financial Holdings Inc.	2	28
Stanley Electric Co. Ltd.	1	53
Start Today Co. Ltd.	2	52
Subaru Corp. NPV	6	181
Sumco Corp.	1	33
Sumitomo Chemical Co. Ltd.	14	101
Sumitomo Corp.	11	184
Sumitomo Electric Industries Ltd.	7	115
Sumitomo Heavy Industries Ltd.	1	42
Sumitomo Metal Mining Co. Ltd.	2	101
Sumitomo Mitsui Financial Group Inc.	12	523
Sumitomo Mitsui Trust Holdings Inc.	3	123
Sumitomo Realty & Development Co. Ltd.	3	99
Sumitomo Rubber Industries Inc. (a)	2	32
Sundrug Co. Ltd.	1	33
Suntory Beverage & Food Ltd.	1	58

See accompanying Notes to Financial Statements.

18

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Suruga Bank Ltd.	2	34
Suzuken Co. Ltd.	1	29
Suzuki Motor Corp.	3	186
Sysmex Corp.	1	110
T&D Holdings Inc.	5	84
Taiheiyo Cement Corp.	1	48
Taisei Corp.	2	95
Taisho Pharmaceutical Holdings Co. Ltd.	—	24
Taiyo Nippon Sanso Corp.	1	17
Takashimaya Co. Ltd.	3	32
Takeda Pharmaceutical Co. Ltd.	6	369
TDK Corp.	1	96
Teijin Ltd.	2	38
Terumo Corp.	3	142
THK Co. Ltd.	1	41
Tobu Railway Co. Ltd.	2	58
Toho Co. Ltd.	1	35
Toho Gas Co. Ltd.	1	16
Tohoku Electric Power Co. Inc.	4	52
Tokio Marine Holdings Inc.	6	283
Tokyo Electric Power Co. Holdings Inc. (b)	13	52
Tokyo Electron Ltd.	1	252
Tokyo Gas Co. Ltd.	4	82
Tokyo Tatemono Co. Ltd.	2	26
Tokyu Corp.	5	77
Tokyu Fudosan Holdings Corp	5	34
Toppan Printing Co. Ltd.	5	45
Toray Industries Inc.	13	126
Toshiba Corp. (a) (b)	52	147
Tosoh Corp.	3	61
TOTO Ltd.	1	77
Toyo Seikan Group Holdings Ltd.	2	24
Toyo Suisan Kaisha Ltd.	1	34
Toyoda Gosei Co. Ltd.	1	15
Toyota Industries Corp. (a)	2	96
Toyota Motor Corp.	23	1,504
Toyota Tsusho Corp.	2	77
Trend Micro Inc.	1	62
Tsuruha Holdings Inc.	—	41
Unicharm Corp.	4	94
United Urban Investment Corp.	—	39
USS Co. Ltd.	2	42
West Japan Railway Co.	2	110
Yahoo! Japan Corp. (a)	13	58
Yakult Honsha Co. Ltd.	1	60
Yamada Denki Co. Ltd.	6	31
Yamaguchi Financial Group Inc.	2	24
Yamaha Corp.	2	55
Yamaha Motor Co. Ltd.	3	82
Yamato Holdings Co. Ltd.	3	62
Yamazaki Baking Co. Ltd.	1	23
Yaskawa Electric Corp.	2	101
Yokogawa Electric Corp.	2	40
Yokohama Rubber Co. Ltd. (a)	1	27
		32,606
Jersey 0.0%
Randgold Resources Ltd.	1	85
Luxembourg 0.1%
ArcelorMittal (b)	6	197
Millicom International Cellular SA - SDR	1	40
SES SA - FDR	3	51
Tenaris SA	4	67
		355
Macau 0.0%
Sands China Ltd.	22	112
Wynn Macau Ltd.	14	44
		156
Netherlands 2.2%
ABN AMRO Group NV - CVA	4	124
Aegon NV	16	101
Airbus SE	5	520
Akzo Nobel NV	2	203
Altice NV (a) (b)	4	45
	Shares/Par[1]	Value
ASML Holding NV	3	595
Heineken Holding NV	1	103
Heineken NV	2	248
ING Groep NV	35	642
Koninklijke Ahold NV	12	257
Koninklijke Boskalis Westminster NV	1	31
Koninklijke KPN NV	31	108
Koninklijke Philips Electronics NV	8	321
Koninklijke Philips NV	2	157
Koninklijke Vopak NV	1	28
LyondellBasell Industries NV - Class A	3	332
NN Group NV	3	123
NXP Semiconductors NV (b)	3	370
Randstad Holding NV	1	66
Reed Elsevier NV	9	203
Royal Dutch Shell Plc - Class A	41	1,364
Royal Dutch Shell Plc - Class B	34	1,145
Unilever NV - CVA	15	824
Wolters Kluwer NV	3	143
		8,053
New Zealand 0.1%
Auckland International Airport Ltd.	9	40
Fisher & Paykel Healthcare Corp.	3	32
Fletcher Building Ltd.	6	34
Mercury NZ Ltd.	7	16
Meridian Energy Ltd.	12	24
Ryman Healthcare Ltd.	4	28
Spark New Zealand Ltd.	17	43
		217
Norway 0.2%
DNB Bank ASA	9	165
Gjensidige Forsikring ASA	2	34
Marine Harvest ASA	4	63
Norsk Hydro ASA	12	92
Orkla ASA	7	78
Schibsted ASA - Class B	1	22
Statoil ASA (a)	11	226
Telenor ASA	7	146
Yara International ASA	2	73
		899
Portugal 0.1%
Energias de Portugal SA	21	74
Galp Energia SGPS SA	4	83
Jeronimo Martins SGPS SA	2	44
		201
Singapore 0.8%
Ascendas REIT	22	46
Broadcom Ltd.	4	934
Capitaland Commercial Trust	23	33
CapitaLand Ltd.	23	60
CapitaMall Trust	22	36
City Developments Ltd.	4	34
ComfortDelgro Corp. Ltd.	20	29
DBS Group Holdings Ltd.	16	303
Flextronics International Ltd. (b)	5	90
Genting Singapore Plc	54	53
Global Logistic Properties Ltd.	24	60
Golden Agri-Resources Ltd.	65	18
Hutchison Port Holdings Trust	48	20
Jardine Cycle & Carriage Ltd.	1	27
Keppel Corp. Ltd.	13	72
Oversea-Chinese Banking Corp. Ltd.	29	266
SembCorp Industries Ltd.	9	21
Singapore Airlines Ltd.	5	38
Singapore Airport Terminal Services Ltd.	6	24
Singapore Exchange Ltd.	7	41
Singapore Press Holdings Ltd. (a)	15	29
Singapore Technologies Engineering Ltd.	14	34
Singapore Telecommunications Ltd.	74	198
StarHub Ltd.	6	12
Suntec REIT	23	37
United Overseas Bank Ltd.	12	237
UOL Group Ltd.	4	29

See accompanying Notes to Financial Statements.

19

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Wilmar International Ltd.	14	33
Yangzijiang Shipbuilding Holdings Ltd.	21	23
		2,837
Spain 1.2%
Abertis Infraestructuras SA - Class A	6	140
ACS Actividades de Construccion y Servicios SA	2	85
Aena SME SA	1	124
Amadeus IT Group SA	4	289
Banco Bilbao Vizcaya Argentaria SA	60	512
Banco de Sabadell SA	48	96
Banco Santander SA	145	957
Bankia SA	9	43
Bankinter SA	6	57
CaixaBank SA	33	153
Enagas SA	2	59
Endesa SA	3	61
Ferrovial SA	4	102
Gas Natural SDG SA	3	73
Grifols SA - Class A	3	79
Iberdrola SA	51	395
Inditex SA	10	341
Mapfre SA	10	31
Red Electrica Corp. SA	4	88
Repsol SA	11	198
Siemens Gamesa Renewable Energy SA	2	29
Telefonica SA	41	397
		4,309
Sweden 1.0%
Alfa Laval AB	3	62
Assa Abloy AB - Class B	9	190
Atlas Copco AB - Class A	6	265
Atlas Copco AB - Class B	4	136
Boliden AB	2	84
Electrolux AB - Class B	2	70
Essity AB - Class B (b)	5	156
Getinge AB - Class B	2	30
Hennes & Mauritz AB - Class B	9	179
Hexagon AB - Class B	2	117
Husqvarna AB - Class B	4	36
ICA Gruppen AB (a)	1	26
Industrivarden AB - Class C	2	37
Investor AB - Class B	4	190
Kinnevik AB - Class B	2	72
L E Lundbergforetagen AB - Series B	—	26
Lundin Petroleum AB (b)	2	38
Nordea Bank AB	28	337
Sandvik AB	10	180
Securitas AB - Class B	3	50
Skandinaviska Enskilda Banken AB - Class A	14	162
Skanska AB - Class B	3	63
SKF AB - Class B	3	75
Svenska Handelsbanken AB - Class A	14	191
Swedbank AB - Class A	8	200
Swedish Match AB	2	65
Tele2 AB - Class B	3	40
Telefonaktiebolaget LM Ericsson - Class B	28	184
Telia Co. AB	23	105
Volvo AB - Class B	14	265
		3,631
Switzerland 3.2%
ABB Ltd.	17	443
Adecco Group AG	1	112
Baloise Holding AG	—	70
Barry Callebaut AG	—	40
Cie Financiere Richemont SA	5	424
Clariant AG (b)	1	40
Credit Suisse Group AG	22	397
Dufry AG (b)	—	46
EMS-Chemie Holding AG	—	49
Garmin Ltd.	1	70
Geberit AG	—	148
Givaudan SA	—	194
Glencore Plc	110	578
Julius Baer Group Ltd.	2	124
	Shares/Par[1]	Value
Kuehne & Nagel International AG	—	86
LafargeHolcim Ltd.	4	234
Lindt & Spruengli AG	—	72
Lonza Group AG	1	183
Nestle SA	28	2,411
Novartis AG	20	1,690
Pargesa Holding SA	—	31
Partners Group Holding AG	—	107
Roche Holding AG	6	1,600
Schindler Holding AG	—	41
SGS SA	—	128
Sika AG	—	159
Sonova Holding AG	—	74
STMicroelectronics NV	6	127
Straumann Holding AG	—	59
Swatch Group AG	—	38
Swatch Group AG	—	114
Swiss Life Holding AG	—	104
Swiss Prime Site AG	1	59
Swiss Re AG	3	263
Swisscom AG	—	125
TE Connectivity Ltd.	3	304
UBS Group AG	33	605
Vifor Pharma AG	—	56
Zurich Insurance Group AG	1	413
		11,818
United Kingdom 6.0%
3i Group Plc	9	109
Admiral Group Plc	2	49
Anglo American Plc	12	255
Antofagasta Plc	4	48
Aon Plc - Class A	2	321
Ashtead Group Plc	5	122
Associated British Foods Plc	3	123
AstraZeneca Plc	11	788
Auto Trader Group Plc	9	42
Aviva Plc	37	254
Babcock International Group Plc	2	22
BAE Systems Plc	29	226
Barclays Plc	156	428
Barratt Developments Plc	9	79
Berkeley Group Holdings Plc	1	67
BHP Billiton Plc	19	398
BP Plc	179	1,264
British American Tobacco Plc	21	1,400
British Land Co. Plc	9	82
BT Group Plc	78	285
Bunzl Plc	3	85
Burberry Group Plc	4	96
Capita Group Plc	6	33
Carnival Plc	2	112
Centrica Plc	50	92
Cobham Plc (b)	22	37
Coca-Cola European Partners Plc	2	78
Coca-Cola HBC AG	2	53
Compass Group Plc	14	312
ConvaTec Group Plc	12	34
Croda International Plc	1	71
DCC Plc	1	81
Diageo Plc	23	834
Direct Line Insurance Group Plc	12	64
easyJet Plc	1	29
Experian Plc	9	189
Ferguson Plc	2	166
Fiat Chrysler Automobiles NV (b)	10	174
Fresnillo Plc	2	38
G4S Plc	14	51
GKN Plc	15	66
GlaxoSmithKline Plc	45	796
Hammerson Plc	7	53
Hargreaves Lansdown Plc	2	57
HSBC Holdings Plc	181	1,877
IHS Markit Ltd. (b)	4	167
IMI Plc	2	44

See accompanying Notes to Financial Statements.

20

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Imperial Brands Plc	9	375
InterContinental Hotels Group Plc	2	104
International Consolidated Airlines Group SA	6	49
Intertek Group Plc	1	102
Investec Plc	6	43
ITV Plc	32	73
J Sainsbury Plc	15	48
John Wood Group Plc	6	55
Johnson Matthey Plc	2	72
Kingfisher Plc	20	91
Land Securities Group Plc	7	89
Legal & General Group Plc	54	200
Liberty Global Plc - Class A (b)	2	68
Liberty Global Plc - Class C (b)	5	178
Lloyds Banking Group Plc	650	599
London Stock Exchange Group Plc	3	146
Marks & Spencer Group Plc	14	60
Mediclinic International Plc (a)	3	29
Meggitt Plc	7	46
Merlin Entertainments Plc	6	32
Micro Focus International Plc	4	136
Mondi Plc	3	86
National Grid Plc	31	368
Next Plc	1	81
Old Mutual Plc	45	140
Pearson Plc	7	74
Persimmon Plc	3	103
Prudential Plc (c)	23	598
Reckitt Benckiser Group Plc	6	561
Relx Plc	10	230
Rio Tinto Plc	11	591
Rolls-Royce Holdings Plc	15	172
Royal Bank of Scotland Group Plc (b)	32	121
Royal Mail Plc	8	50
RSA Insurance Group Plc	9	79
Sage Group Plc	10	105
Schroders Plc	1	53
Segro Plc	9	72
Severn Trent Plc	2	62
Shire Plc	8	430
Sky Plc (b)	9	128
Smith & Nephew Plc	8	138
Smiths Group Plc	4	72
SSE Plc	9	164
St. James's Place Plc	5	79
Standard Chartered Plc (b)	30	317
Standard Life Aberdeen Plc	24	143
Taylor Wimpey Plc	29	82
Tesco Plc	74	211
Travis Perkins Plc	2	48
TUI AG	4	82
Unilever Plc	11	632
United Utilities Group Plc	6	68
Vodafone Group Plc	241	768
Weir Group Plc	2	57
Whitbread Plc	2	89
Willis Towers Watson Plc	1	176
WM Morrison Supermarkets Plc	20	60
Worldpay Group Plc	18	104
WPP Plc	12	210
		22,250
United States of America 57.1%
3M Co.	5	1,264
Abbott Laboratories	16	896
AbbVie Inc.	14	1,395
Activision Blizzard Inc.	7	415
Acuity Brands Inc.	—	70
Adobe Systems Inc. (b)	4	784
Advance Auto Parts Inc.	1	66
Advanced Micro Devices Inc. (a) (b)	8	78
AerCap Holdings NV (b)	1	63
AES Corp.	6	65
Aetna Inc.	3	537
Affiliated Managers Group Inc.	—	101
	Shares/Par[1]	Value
Aflac Inc.	4	318
AGCO Corp.	1	41
Agilent Technologies Inc.	3	196
AGNC Investment Corp.	4	74
Air Products & Chemicals Inc.	2	326
Akamai Technologies Inc. (b)	2	98
Albemarle Corp.	1	128
Alexandria Real Estate Equities Inc.	1	112
Alexion Pharmaceuticals Inc. (b)	2	245
Align Technology Inc. (b)	1	154
Alleghany Corp. (b)	—	83
Alliance Data Systems Corp.	—	120
Alliant Energy Corp.	2	87
Allstate Corp.	3	339
Ally Financial Inc.	4	118
Alnylam Pharmaceuticals Inc. (b)	1	66
Alphabet Inc. - Class A (b)	3	2,828
Alphabet Inc. - Class C (b)	3	2,951
Altria Group Inc.	17	1,233
Amazon.com Inc. (b)	4	4,302
Amerco Inc.	—	24
Ameren Corp.	2	130
American Airlines Group Inc.	1	62
American Electric Power Co. Inc.	4	330
American Express Co.	7	677
American Financial Group Inc.	1	77
American International Group Inc.	8	489
American Tower Corp.	4	556
American Water Works Co. Inc.	2	148
Ameriprise Financial Inc.	1	227
AmerisourceBergen Corp.	1	136
AMETEK Inc.	2	151
Amgen Inc.	7	1,141
Amphenol Corp. - Class A	3	245
Anadarko Petroleum Corp.	5	274
Analog Devices Inc.	3	298
Andeavor Corp.	1	158
Annaly Capital Management Inc.	11	129
Ansys Inc. (b)	1	110
Antero Resources Corp. (b)	2	38
Anthem Inc.	2	536
AO Smith Corp.	1	85
Apache Corp.	3	146
Apple Inc.	47	7,878
Applied Materials Inc.	10	494
Aptiv Plc	2	207
ARAMARK Corp.	2	99
Archer-Daniels-Midland Co.	5	208
Arconic Inc.	4	102
Arista Networks Inc. (b)	—	105
Arrow Electronics Inc. (b)	1	65
Arthur J Gallagher & Co.	2	103
Assurant Inc.	—	50
AT&T Inc.	55	2,150
Athene Holding Ltd. - Class A (b)	1	50
Atmos Energy Corp.	1	81
Autodesk Inc. (b)	2	189
Autoliv Inc. (a)	1	101
Automatic Data Processing Inc.	4	467
AutoNation Inc. (b)	1	31
AutoZone Inc. (b)	—	182
AvalonBay Communities Inc.	1	224
Avery Dennison Corp.	1	96
Avnet Inc.	1	45
Axalta Coating Systems Ltd. (b)	2	64
Baker Hughes a GE Co. - Class A	4	117
Ball Corp.	3	114
Bank of America Corp.	90	2,668
Bank of New York Mellon Corp. (c)	9	499
Baxter International Inc.	4	289
BB&T Corp.	7	360
Becton Dickinson & Co.	2	508
Berkshire Hathaway Inc. - Class B (b)	11	2,265
Best Buy Co. Inc.	3	172
Biogen Inc. (b)	2	611

See accompanying Notes to Financial Statements.

21

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
BioMarin Pharmaceutical Inc. (b)	2	141
BlackRock Inc.	1	556
Boeing Co.	5	1,490
BorgWarner Inc.	2	102
Boston Properties Inc.	1	186
Boston Scientific Corp. (b)	13	310
Brighthouse Financial Inc. (b)	1	46
Bristol-Myers Squibb Co.	15	903
Brixmor Property Group Inc.	3	51
Broadridge Financial Solutions Inc.	1	101
Brown-Forman Corp. - Class B	2	127
Bunge Ltd.	1	85
C.H. Robinson Worldwide Inc.	1	118
CA Inc.	3	94
Cabot Oil & Gas Corp.	4	120
Cadence Design Systems Inc. (b)	3	110
Camden Property Trust	1	81
Campbell Soup Co.	2	79
Capital One Financial Corp.	4	440
Cardinal Health Inc.	3	176
Carmax Inc. (b)	2	111
Carnival Plc	3	211
Caterpillar Inc.	5	839
CBOE Global Markets Inc.	1	118
CBRE Group Inc. - Class A (b)	3	124
CBS Corp. - Class B	3	185
CDK Global Inc.	1	78
CDW Corp.	1	97
Celanese Corp. - Class A	1	135
Celgene Corp. (b)	7	736
Centene Corp. (b)	2	158
CenterPoint Energy Inc.	4	105
CenturyLink Inc.	8	140
Cerner Corp. (b)	3	182
CF Industries Holdings Inc.	2	94
Charles Schwab Corp.	11	556
Charter Communications Inc. - Class A (b)	2	583
Chemours Co.	1	53
Cheniere Energy Inc. (b)	2	103
Chevron Corp.	17	2,136
Chipotle Mexican Grill Inc. (b)	—	71
Chubb Ltd.	4	616
Church & Dwight Co. Inc.	2	113
CIGNA Corp.	2	464
Cimarex Energy Co.	1	109
Cincinnati Financial Corp.	1	106
Cintas Corp.	1	131
Cisco Systems Inc.	45	1,724
CIT Group Inc.	1	65
Citigroup Inc.	25	1,825
Citizens Financial Group Inc.	5	193
Citrix Systems Inc. (b)	1	125
Clorox Co.	1	174
CME Group Inc.	3	445
CMS Energy Corp.	3	120
Coca-Cola Co.	36	1,674
Cognex Corp.	1	64
Cognizant Technology Solutions Corp. - Class A	5	382
Colgate-Palmolive Co.	8	567
Colony NorthStar Inc. - Class A	5	54
Comcast Corp. - Class A	42	1,696
Comerica Inc.	2	139
CommScope Holding Co. Inc. (b)	2	66
ConAgra Brands Inc.	4	145
Concho Resources Inc. (b)	1	203
ConocoPhillips Co.	11	607
Consolidated Edison Inc.	3	237
Constellation Brands Inc. - Class A	2	358
Continental Resources Inc. (b)	1	44
Cooper Cos. Inc.	—	96
Corning Inc.	8	258
CoStar Group Inc. (b)	—	100
Costco Wholesale Corp.	4	733
Coty Inc. - Class A	5	92
Crown Castle International Corp.	4	409
	Shares/Par[1]	Value
Crown Holdings Inc. (b)	1	69
CSX Corp.	8	450
Cummins Inc.	1	257
CVS Health Corp.	9	662
D.R. Horton Inc.	3	161
Danaher Corp.	6	521
Darden Restaurants Inc.	1	108
DaVita Inc. (b)	1	101
Deere & Co.	2	387
Dell Technologies Inc. - Class V (b)	2	146
Delta Air Lines Inc.	2	89
Dentsply Sirona Inc.	2	137
Devon Energy Corp.	5	188
Diamondback Energy Inc. (b)	1	106
Digital Realty Trust Inc.	2	213
Discover Financial Services	3	256
Discovery Communications Inc. - Class A (a) (b)	1	31
Discovery Communications Inc. - Class C (b)	2	41
DISH Network Corp. - Class A (b)	2	98
Dollar General Corp.	2	232
Dollar Tree Inc. (b)	2	231
Dominion Energy Inc.	6	467
Domino's Pizza Inc.	—	82
Dover Corp.	1	143
DowDuPont Inc.	21	1,496
Dr. Pepper Snapple Group Inc.	2	162
DTE Energy Co.	2	179
Duke Energy Corp.	6	528
Duke Realty Corp.	3	87
DXC Technology Co.	3	245
E*TRADE Financial Corp. (b)	3	128
East West Bancorp Inc.	1	84
Eastman Chemical Co.	1	122
Eaton Corp. Plc	4	323
Eaton Vance Corp.	1	59
eBay Inc. (b)	9	343
Ecolab Inc.	2	320
Edison International	3	188
Edwards Lifesciences Corp. (b)	2	215
Electronic Arts Inc. (b)	3	298
Eli Lilly & Co.	9	758
Emerson Electric Co.	6	400
Entergy Corp.	2	137
Envision Healthcare Corp. (b)	1	37
EOG Resources Inc.	5	559
EQT Corp.	2	115
Equifax Inc.	1	133
Equinix Inc.	1	323
Equity Residential Properties Inc.	3	213
Essex Property Trust Inc.	1	148
Estee Lauder Cos. Inc. - Class A	2	260
Everest Re Group Ltd.	—	86
Eversource Energy	3	182
Exelon Corp.	8	333
Expedia Inc.	1	135
Expeditors International of Washington Inc.	2	105
Express Scripts Holding Co. (b)	5	391
Extra Space Storage Inc.	1	99
Exxon Mobil Corp.	38	3,193
F5 Networks Inc. (b)	1	77
Facebook Inc. - Class A (b)	21	3,768
Fastenal Co.	3	139
Federal Realty Investment Trust	1	91
FedEx Corp.	2	571
Fidelity National Financial Inc.	2	92
Fidelity National Information Services Inc.	3	284
Fifth Third Bancorp	7	207
First Data Corp. - Class A (b)	4	67
First Republic Bank	1	124
FirstEnergy Corp.	4	123
Fiserv Inc. (b)	2	254
FleetCor Technologies Inc. (b)	1	161
FLIR Systems Inc.	1	57
Flowserve Corp.	1	50
Fluor Corp.	1	65

See accompanying Notes to Financial Statements.

22

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
FMC Corp.	1	115
Ford Motor Co.	33	415
Fortinet Inc. (b)	1	59
Fortive Corp.	3	205
Fortune Brands Home & Security Inc.	1	95
Franklin Resources Inc.	3	132
Freeport-McMoRan Inc. - Class B (b)	13	237
Gap Inc.	2	72
Gartner Inc. (b)	1	101
General Dynamics Corp.	2	464
General Electric Co.	78	1,360
General Mills Inc.	5	312
General Motors Co.	12	489
Genuine Parts Co.	1	131
GGP Inc.	6	131
Gilead Sciences Inc.	12	847
Global Payments Inc.	1	139
Goldman Sachs Group Inc.	3	835
Goodyear Tire & Rubber Co.	2	77
H&R Block Inc.	2	49
Halliburton Co.	8	387
HanesBrands Inc. (a)	3	68
Harley-Davidson Inc. (a)	2	80
Harris Corp.	1	157
Hartford Financial Services Group Inc.	3	188
Hasbro Inc.	1	92
HCA Healthcare Inc. (b)	3	226
HCP Inc.	4	111
HD Supply Holdings Inc. (b)	2	73
Helmerich & Payne Inc. (a)	1	63
Henry Schein Inc. (b)	1	100
Hershey Co.	1	149
Hess Corp.	3	128
Hewlett Packard Enterprise Co.	15	215
Hilton Worldwide Holdings Inc.	2	143
HollyFrontier Corp.	2	78
Hologic Inc. (b)	3	108
Home Depot Inc.	11	2,012
Honeywell International Inc.	6	996
Hormel Foods Corp.	3	95
Host Hotels & Resorts Inc.	7	138
HP Inc.	15	323
Humana Inc.	1	327
Huntington Bancshares Inc.	10	143
Huntington Ingalls Industries Inc.	—	98
IAC/InterActiveCorp. (b)	—	52
IDEX Corp.	1	91
Idexx Laboratories Inc. (b)	1	125
Illinois Tool Works Inc.	3	463
Illumina Inc. (b)	1	291
Incyte Corp. (b)	2	150
Ingredion Inc.	1	90
Intel Corp.	42	1,953
Intercontinental Exchange Inc.	5	372
International Business Machines Corp.	8	1,222
International Flavors & Fragrances Inc.	1	113
International Paper Co.	4	207
Interpublic Group of Cos. Inc.	4	76
Intuit Inc.	2	351
Intuitive Surgical Inc. (b)	1	362
Invesco Ltd.	4	139
Invitation Homes Inc.	2	49
IPG Photonics Corp. (b)	—	43
IQVIA Holdings Inc. (b)	1	124
Iron Mountain Inc.	2	85
Jack Henry & Associates Inc.	1	86
Jacobs Engineering Group Inc.	1	72
Jardine Strategic Holdings Ltd.	2	79
Jazz Pharmaceuticals Plc (b)	1	73
JB Hunt Transport Services Inc.	1	91
JM Smucker Co.	1	131
Johnson & Johnson	24	3,378
Johnson Controls International Plc	8	318
Jones Lang LaSalle Inc.	—	61
JPMorgan Chase & Co.	32	3,390
	Shares/Par[1]	Value
Juniper Networks Inc.	3	98
Kansas City Southern	1	101
Kellogg Co.	2	162
KeyCorp	10	201
Kimberly-Clark Corp.	3	382
Kimco Realty Corp.	4	69
Kinder Morgan Inc.	18	332
KLA-Tencor Corp.	1	150
Knight-Swift Transportation Holdings Inc. - Class A	1	52
Kohl's Corp.	2	84
Kraft Heinz Foods Co.	5	424
Kroger Co.	8	228
L3 Technologies Inc.	1	140
Laboratory Corp. of America Holdings (b)	1	148
Lam Research Corp.	1	271
Las Vegas Sands Corp.	4	251
Lear Corp.	1	108
Leggett & Platt Inc.	1	57
Leidos Holdings Inc.	1	88
Lennar Corp. - Class A	2	121
Lennox International Inc.	—	72
Leucadia National Corp.	3	82
Liberty Broadband Corp. - Class C (b)	1	82
Liberty Interactive Corp. QVC Group - Class A (b)	4	93
Liberty Media Group - Class C (b)	1	36
Liberty Property Trust	1	57
Liberty SiriusXM Group - Class A (b)	1	33
Liberty SiriusXM Group - Class C (b)	2	68
Limited Brands Inc.	2	138
Lincoln National Corp.	2	156
Live Nation Inc. (b)	1	36
LKQ Corp. (b)	3	118
Lockheed Martin Corp.	2	756
Loews Corp.	3	130
Lowe's Cos. Inc.	8	707
M&T Bank Corp.	1	215
Macerich Co.	1	76
Macquarie Infrastructure Co. LLC	1	45
Macy's Inc. (a)	3	69
Manpower Inc.	1	80
Marathon Oil Corp.	8	135
Marathon Petroleum Corp.	5	303
Markel Corp. (b)	—	140
Marriott International Inc. - Class A	3	390
Marsh & McLennan Cos. Inc.	5	374
Martin Marietta Materials Inc.	1	130
Marvell Technology Group Ltd.	4	82
Masco Corp.	3	124
MasterCard Inc. - Class A	8	1,286
Mattel Inc. (a)	3	48
Maxim Integrated Products Inc.	3	134
McCormick & Co. Inc.	1	104
McDonald's Corp.	7	1,254
McKesson Corp.	2	300
Merck & Co. Inc.	25	1,381
MetLife Inc.	8	414
Mettler-Toledo International Inc. (b)	—	141
MGM Resorts International	4	139
Michael Kors Holdings Ltd. (b)	1	89
Microchip Technology Inc.	2	184
Micron Technology Inc. (b)	10	395
Microsoft Corp.	66	5,640
Mid-America Apartment Communities Inc.	1	103
Middleby Corp. (b)	1	70
Mohawk Industries Inc. (b)	1	158
Molson Coors Brewing Co. - Class B	2	141
Mondelez International Inc. - Class A	14	585
Monsanto Co.	4	460
Monster Beverage Corp. (b)	4	229
Moody's Corp.	2	231
Morgan Stanley	12	656
Mosaic Co.	3	77
Motorola Solutions Inc.	1	134
MSCI Inc.	1	108
Mylan NV (b)	4	171

See accompanying Notes to Financial Statements.

23

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
NASDAQ Inc.	1	80
National Oilwell Varco Inc.	3	124
National Retail Properties Inc.	1	58
NetApp Inc.	2	132
Netflix Inc. (b)	4	748
New York Community Bancorp Inc.	4	57
Newell Brands Inc.	4	136
Newfield Exploration Co. (b)	2	57
Newmont Mining Corp.	5	182
News Corp. - Class A	3	56
NextEra Energy Inc.	4	658
Nielsen Holdings Plc	3	118
Nike Inc. - Class B	12	745
NiSource Inc.	3	79
Noble Energy Inc.	4	119
Nordstrom Inc.	1	53
Norfolk Southern Corp.	3	374
Northern Trust Corp.	2	198
Northrop Grumman Systems Corp.	1	455
Norwegian Cruise Line Holdings Ltd. (b)	2	92
Nucor Corp.	3	184
Nvidia Corp.	5	1,043
NVR Inc. (b)	—	112
Occidental Petroleum Corp.	7	505
OGE Energy Corp.	2	59
Old Dominion Freight Line Inc.	—	48
Omnicom Group Inc.	2	154
ONEOK Inc.	3	185
Oracle Corp.	28	1,323
O'Reilly Automotive Inc. (b)	1	188
Owens Corning Inc.	1	59
PACCAR Inc.	3	228
Packaging Corp. of America	1	102
Palo Alto Networks Inc. (b)	1	120
Parker Hannifin Corp.	1	242
Parsley Energy Inc. - Class A (b)	2	59
Paychex Inc.	3	196
PayPal Holdings Inc. (b)	10	759
People's United Financial Inc.	3	58
PepsiCo Inc.	13	1,539
Perrigo Co. Plc	1	106
Pfizer Inc.	54	1,940
PG&E Corp.	5	209
Philip Morris International Inc.	14	1,477
Phillips 66	4	394
Pinnacle West Capital Corp.	1	86
Pioneer Natural Resources Co.	2	268
Plains GP Holdings LP - Class A (b)	1	29
PNC Financial Services Group Inc.	4	628
Polaris Industries Inc.	1	67
PPG Industries Inc.	2	273
PPL Corp.	6	193
Praxair Inc.	3	404
Priceline Group Inc. (b)	—	766
Principal Financial Group Inc.	3	185
Procter & Gamble Co.	23	2,110
Progressive Corp.	5	298
ProLogis Inc.	5	312
Prudential Financial Inc.	4	440
Public Service Enterprise Group Inc.	5	237
Public Storage	1	299
Pulte Homes Inc.	2	79
PVH Corp.	1	101
Qiagen NV (b)	2	61
Qorvo Inc. (b)	1	76
QUALCOMM Inc.	13	856
Quest Diagnostics Inc.	1	122
Ralph Lauren Corp. - Class A	—	52
Range Resources Corp.	2	38
Raymond James Financial Inc.	1	109
Raytheon Co.	3	489
Realty Income Corp.	2	141
Red Hat Inc. (b)	2	194
Regency Centers Corp.	1	95
Regeneron Pharmaceuticals Inc. (b)	1	269
	Shares/Par[1]	Value
Regions Financial Corp.	11	189
Reinsurance Group of America Inc.	1	95
Republic Services Inc.	2	145
ResMed Inc.	1	108
Robert Half International Inc.	1	64
Rockwell Automation Inc.	1	230
Rockwell Collins Inc.	1	200
Rollins Inc.	1	41
Roper Industries Inc.	1	241
Ross Stores Inc.	4	287
Royal Caribbean Cruises Ltd.	2	187
S&P Global Inc.	2	390
Sabre Corp.	2	39
Salesforce.com Inc. (b)	6	624
SBA Communications Corp. (b)	1	180
SCANA Corp.	1	48
Schlumberger Ltd.	13	847
Scripps Networks Interactive Inc. - Class A	1	66
Sealed Air Corp.	2	82
Seattle Genetics Inc. (b)	1	48
SEI Investments Co.	1	92
Sempra Energy	2	232
Sensata Technologies Holding NV (b)	2	83
ServiceNow Inc. (b)	2	201
Sherwin-Williams Co.	1	314
Signature Bank (b)	—	68
Simon Property Group Inc.	3	479
Sirius XM Holdings Inc. (a)	15	83
Skyworks Solutions Inc.	2	159
SL Green Realty Corp.	1	88
Snap-On Inc.	1	96
Southern Co.	9	438
Southwest Airlines Co.	1	94
Spectrum Brands Holdings Inc.	—	27
Spirit Aerosystems Holdings Inc. - Class A	1	60
Splunk Inc. (b)	1	103
Sprint Corp. (a) (b)	7	42
Square Inc. - Class A (b)	1	49
SS&C Technologies Holdings Inc.	2	67
Stanley Black & Decker Inc.	1	237
Starbucks Corp.	13	752
State Street Corp.	3	327
Steel Dynamics Inc.	2	99
Stericycle Inc. (b)	1	52
Stryker Corp.	3	467
SunTrust Banks Inc.	4	285
SVB Financial Group (b)	—	116
Symantec Corp.	6	155
Synchrony Financial	7	274
Synopsys Inc. (b)	1	120
Sysco Corp.	4	272
T. Rowe Price Group Inc.	2	225
Take-Two Interactive Software Inc. (b)	1	70
Tapestry Inc.	3	112
Targa Resources Corp.	2	94
Target Corp.	5	303
TD Ameritrade Holding Corp.	2	122
TechnipFMC Plc	4	125
Teleflex Inc.	—	101
TESARO Inc. (a) (b)	—	28
Tesla Inc. (a) (b)	1	375
Texas Instruments Inc.	9	930
Textron Inc.	2	137
Thermo Fisher Scientific Inc.	4	681
Tiffany & Co.	1	117
Time Warner Inc.	7	639
TJX Cos. Inc.	6	436
T-Mobile US Inc. (b)	3	168
Toll Brothers Inc.	1	67
Torchmark Corp.	1	96
Total System Services Inc.	2	123
Tractor Supply Co.	1	86
TransDigm Group Inc.	—	129
TransUnion LLC (b)	1	50
Travelers Cos. Inc.	2	335

See accompanying Notes to Financial Statements.

24

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

	Shares/Par[1]	Value
Trimble Inc. (b)	2	93
TripAdvisor Inc. (a) (b)	1	36
Twenty-First Century Fox Inc. - Class A	10	331
Twenty-First Century Fox Inc. - Class B	4	135
Twitter Inc. (b)	6	141
Tyson Foods Inc. - Class A	3	212
U.S. Bancorp	15	806
UDR Inc.	2	93
UGI Corp.	2	73
Ulta Beauty Inc. (b)	1	119
Under Armour Inc. - Class A (a) (b)	2	24
Under Armour Inc. - Class C (a) (b)	2	23
Union Pacific Corp.	7	965
United Continental Holdings Inc. (b)	1	47
United Parcel Service Inc. - Class B	6	741
United Rentals Inc. (b)	1	137
United Technologies Corp.	7	878
United Therapeutics Corp. (b)	—	60
UnitedHealth Group Inc.	9	1,919
Universal Health Services Inc. - Class B	1	91
Unum Group	2	109
Vail Resorts Inc.	—	76
Valeant Pharmaceuticals International Inc. (b)	3	63
Valero Energy Corp.	4	363
Vantiv Inc. - Class A (b)	1	108
Varian Medical Systems Inc. (b)	1	92
Veeva Systems Inc. - Class A (b)	1	54
Ventas Inc.	3	194
Vereit Inc.	9	68
VeriSign Inc. (a) (b)	1	90
Verisk Analytics Inc. (b)	1	136
Verizon Communications Inc.	37	1,944
Vertex Pharmaceuticals Inc. (b)	2	341
VF Corp.	3	221
Viacom Inc. - Class B	3	98
Visa Inc. - Class A	16	1,878
Vistra Energy Corp. (a) (b)	2	29
VMware Inc. - Class A (a) (b)	1	84
Vornado Realty Trust	2	125
Voya Financial Inc.	2	83
Vulcan Materials Co.	1	154
WABCO Holdings Inc. (b)	—	70
Wabtec Corp. (a)	1	63
Walgreens Boots Alliance Inc.	8	599
Wal-Mart Stores Inc.	13	1,327
Walt Disney Co.	14	1,494
Waste Connections Inc.	2	170
Waste Management Inc.	4	348
Waters Corp. (b)	1	145
WEC Energy Group Inc.	3	191
Wells Fargo & Co.	42	2,577
Welltower Inc.	3	213
Westar Energy Inc.	1	68
Western Digital Corp.	3	211
Western Union Co.	4	85
WestRock Co.	2	144
Weyerhaeuser Co.	7	242
Whirlpool Corp.	1	113
Williams Cos. Inc.	8	230
Workday Inc. - Class A (b)	1	121
WR Berkley Corp.	1	67
WR Grace & Co.	1	43
WW Grainger Inc.	1	118
Wyndham Worldwide Corp.	1	105
Wynn Resorts Ltd.	1	125
Xcel Energy Inc.	5	223
Xerox Corp.	2	60
Xilinx Inc.	2	152
XL Group Ltd.	2	87
Xylem Inc.	2	111
Yum! Brands Inc.	3	246
Zayo Group Holdings Inc. (b)	2	61
Zillow Group Inc. - Class C (b)	1	39
Zimmer Biomet Holdings Inc.	2	222
Zions Bancorp	2	98
	Shares/Par[1]	Value
Zoetis Inc. - Class A	4	323
		210,298
Total Common Stocks (cost $343,209)		363,637
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	44
Fuchs Petrolub SE	1	33
Henkel AG & Co. KGaA (d)	2	215
Porsche Automobil Holding SE (d)	1	115
Schaeffler AG	2	27
Volkswagen AG (d)	2	338
		772
Switzerland 0.0%
Lindt & Spruengli AG (d)	—	55
Schindler Holding AG (d)	—	84
		139
Total Preferred Stocks (cost $823)		911
RIGHTS 0.0%
Spain 0.0%
Repsol SA (b)	11	5
Total Rights (cost $5)		5
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.16% (c) (e)	3,183	3,183
Securities Lending Collateral 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.30% (e)	2,279	2,279
Treasury Securities 0.0%
U.S. Treasury Bill
1.30%, 03/08/18 (f) (g)	170	170
Total Short Term Investments (cost $5,632)		5,632
Total Investments 100.4% (cost $349,669)		370,185
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.4)%		(1,646)
Total Net Assets 100.0%		$368,547

(a)  All or portion of the security was on loan.

(b)  Non-income producing security.

(c)   Investment in affiliate.

(d)  Convertible security.

(e)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

25

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2017

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
CVA - Commanditaire Vennootschap op Aandelen
FDR - Fiduciary Depository Receipt
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
SPI - Schedule Performance Index
S&P - Standard & Poor's

Counterparty Abbreviations:

BMO - BMO Capital Markets Corp.
CIT - Citibank, Inc.
CSI - Credit Suisse Securities, LLC
MSC - Morgan Stanley & Co. Inc.
RBC - Royal Bank of Canada
SCB - Standard Chartered Bank
SGA - SG Americas Securities, LLC
UBS - UBS Securities LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

See accompanying Notes to Financial Statements.

26

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments, where applicable, of each series within JNL Variable Fund LLC including JNL/Mellon Capital Consumer Discretionary Sector Fund, JNL/Mellon Capital Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund, JNL/Mellon Capital JNL 5 Fund and JNL/Mellon Capital MSCI World Index Fund (the “Funds”) as of December 31, 2017, the related statements of operations, for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR) and the schedules of investments as of December 31, 2017 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the custodians, transfer agents and brokers or other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as auditor of certain JNL investment companies since 2001.

Chicago, Illinois

February 23, 2018

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a) (1)	Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3)	Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 6, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 6, 2018

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.